ING USA Annuity and Life Insurance Company
Separate Account B of ING USA Annuity and Life Insurance Company

Deferred Combination Variable and Fixed Annuity Prospectus

WELLS FARGO ING LANDMARK

April 28, 2006

This prospectus describes Wells Fargo ING Landmark, a group and individual deferred variable annuity contract (the “Contract”) offered by ING USA Annuity and Life Insurance Company (“ING USA,” the “Company,” “we,” “us” or “our”). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“qualified Contracts”) as well as those that do not qualify for such treatment (“non-qualified Contracts”).

The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. The investment portfolios available under your Contract are listed on the next page.

You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

Replacing an existing annuity with the Contract may not be beneficial to you. Your existing annuity may be subject to fees or penalties on surrender, and the Contract may have new charges.

This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information (“SAI”), dated April 28, 2006, has been filed with the Securities and Exchange Commission (“SEC”). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC’s website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in any subaccount through a Trust or Fund is not a bank deposit and is not insured or guaranteed by any bank or by the Federal Deposit Insurance Corporation or any other government agency.

We pay compensation to broker/dealers whose registered representatives sell the Contract. See “Other Contract Provisions – Selling the Contract,” for further information about the amount of compensation we pay.

The investment portfolios are listed on the next page.

WF Landmark – 138992

The investment portfolios available under your Contract are:

ING Investors Trust

ING AllianceBernstein Mid Cap Growth Portfolio (Class S)

ING American Funds Growth Portfolio

ING American Funds Growth-Income Portfolio

ING American Funds International Portfolio

ING Capital Guardian U.S. Equities Portfolio (Class S)

ING EquitiesPlus Portfolio (Class S)

ING Evergreen Health Sciences Portfolio (Class S)

ING Evergreen Omega Portfolio (Class S)

ING FMRSM Diversified Mid Cap Portfolio (Class S)

ING FMRSM Earnings Growth Portfolio (Class S)

ING Franklin Income Portfolio (Class S)

ING Global Real Estate Portfolio (Class S)

ING Global Resources Portfolio (Class S)

ING Goldman Sachs TollkeeperSM Portfolio (Class S)

ING Janus Contrarian Portfolio (Class S)

ING JPMorgan Emerging Markets Equity Portfolio (Class S)

ING JPMorgan Small Cap Equity Portfolio (Class S)

ING JPMorgan Value Opportunities Portfolio (Class S)

ING Julius Baer Foreign Portfolio (Class S)

ING Legg Mason Partners All Cap Portfolio (Class S)

ING Legg Mason Value Portfolio (Class S)

ING LifeStyle Aggressive Growth Portfolio (Class S1)

ING LifeStyle Growth Portfolio (Class S1)

ING LifeStyle Moderate Growth Portfolio (Class S1)

ING LifeStyle Moderate Portfolio (Class S1)

ING Liquid Assets Portfolio (Class S)

ING Lord Abbett Affiliated Portfolio (Class S)

ING MarketPro Portfolio (Class S)

ING Marsico Growth Portfolio (Class S)

ING Marsico International Opportunities Portfolio (Class S)

ING Mercury Large Cap Growth Portfolio (Class S)

ING Mercury Large Cap Value Portfolio (Class S)

ING MFS Mid Cap Growth Portfolio (Class S)

ING MFS Total Return Portfolio (Class S)

ING MFS Utilities Portfolio (Class S)

ING Oppenheimer Main Street Portfolio (Class S)

ING PIMCO Core Bond Portfolio (Class S)

ING PIMCO High Yield Portfolio (Class S)

ING Pioneer Fund Portfolio (Class S)

ING Pioneer Mid Cap Value Portfolio (Class S)

ING T. Rowe Price Capital Appreciation Portfolio (Class S)

ING T. Rowe Price Equity Income Portfolio (Class S)

ING Templeton Global Growth Portfolio (Class S)

ING Van Kampen Equity Growth Portfolio (Class S)

ING Van Kampen Global Franchise Portfolio (Class S)

ING Van Kampen Growth and Income Portfolio (Class S)

ING Van Kampen Real Estate Portfolio (Class S)

ING VP Index Plus International Equity Portfolio (Class S)

ING Wells Fargo Mid Cap Disciplined Portfolio (Class S)

ING Wells Fargo Small Cap Disciplined Portfolio (Class S)

ING Partners, Inc.

ING Baron Small Cap Growth Portfolio (Service Class)

ING Columbia Small Cap Value II Portfolio (Service Class)

ING Davis Venture Value Portfolio (Service Class)

ING JPMorgan International Portfolio (Service Class)

ING Legg Mason Partners Aggressive Growth Portfolio

(Service Class)

ING Neuberger Berman Partners Portfolio (Service Class)

ING Neuberger Berman Regency Portfolio (Service Class)

ING Oppenheimer Global Portfolio (Service Class)

ING Templeton Foreign Equity Portfolio (Service Class)

ING UBS U.S. Large Cap Equity Portfolio (Service Class)

ING UBS U.S. Small Cap Growth Portfolio (Service Class)

ING Van Kampen Comstock Portfolio (Service Class)

ING Variable Portfolios, Inc.

ING VP Index Plus LargeCap Portfolio (Class S)

ING VP Index Plus MidCap Portfolio (Class S)

ING VP Index Plus SmallCap Portfolio (Class S)

ING Variable Products Trust

ING VP Financial Services Portfolio (Class S)

ING VP SmallCap Opportunities Portfolio (Class S)

ING VP Intermediate Bond Portfolio (Class S)

Fidelity Variable Insurance Products Portfolio

Fidelity VIP Contrafund Portfolio (Service Class 2)

Fidelity VIP Equity-Income Portfolio (Service Class 2)

Franklin Templeton Variable Insurance Products Trust

Mutual Shares Securities Fund (Class 2)

ProFunds VP

ProFund VP Bull

ProFund VP Rising Rates Opportunity

ProFund VP Small-Cap

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TABLE OF CONTENTS

			Page
Index of Special Terms			ii
Fees and Expenses			1
Condensed Financial Information			4
ING USA Separate Account B			4
ING USA Annuity and Life Insurance Company			5
The Trusts and Funds			6
Charges and Fees			7
The Annuity Contract			12
Withdrawals			29
Transfers Among Your Investments			32
Death Benefit Choices			36
The Annuity Options			41
Other Contract Provisions			43
Other Information			46
Federal Tax Considerations			47
Statement of Additional Information			SAI-1
Appendix A	-	Condensed Financial Information	A1
Appendix B	-	The Investment Portfolios	B1
Appendix C	-	Fixed Account II	C1
Appendix D	-	Fixed Interest Division	D1
Appendix E	-	Surrender Charge for Excess Withdrawals Example	E1
Appendix F	-	Special Funds and Excluded Funds Examples	F1
Appendix G	-	Examples of Minimum Guaranteed Income Benefit Calculation	G1
Appendix H	-	ING LifePay Partial Withdrawal Amount Examples	H1
Appendix I	-	Examples of Fixed Allocation Fund Automatic Rebalancing	I1
Appendix J	-	MGWB For Contracts in States Where ING LifePay Not Available	J1
Appendix K	-	MGWB Excess Withdrawal Amount Examples For Contracts in States Where ING LifePay Not Available	K1

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INDEX OF SPECIAL TERMS

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

Special Term	Page
Accumulation Unit	4
Annuitant	13
Annuity Start Date	13
Cash Surrender Value	17
Contract Date	12
Claim Date	36
Contract Owner	12
Contract Value	16
Contract Year	12
Covered Fund	7
Earnings Multiplier Benefit	39
Excluded Fund	7
Free Withdrawal Amount	8
Market Value Adjustment	C1
Max 7 Enhanced Death Benefit	38
Net Investment Factor	4
Net Rate of Return	4
Quarterly Ratchet Enhanced Death Benefit	37
Restricted Funds	6
Rider Date	18
7% Solution Death Benefit Element	38
Special Fund	7
Standard Death Benefit	36

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

Term Used in This Prospectus	Corresponding Term Used in the Contract
Accumulation Unit Value	Index of Investment Experience
Annuity Start Date	Annuity Commencement Date
Contract Owner	Owner or Certificate Owner
Contract Value	Accumulation Value
Transfer Charge	Excess Allocation Charge
Fixed Interest Allocation	Fixed Allocation
Free Look Period	Right to Examine Period
Guaranteed Interest Period	Guarantee Period
ING LifePay Base	MGWB Base
MGIB Benefit Base	MGIB Charge Base
Subaccount(s)	Division(s)
Net Investment Factor	Experience Factor
Regular Withdrawals	Conventional Partial Withdrawals
Withdrawals	Partial Withdrawals

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FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer contract value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses 1

Surrender Charge:

Complete Years Elapsed	0	1	2	3	4+
Since Premium Payment
Surrender Charge (as a percentage of Premium Payment)	6%	5%	4%	3%	0%

Transfer Charge [2]	$25 per transfer, if you make more than 12 transfers in a contract year

[1]	If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

[2]	We currently do not impose this charge, but may do so in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Trust or Fund fees and expenses.

Annual Contract Administrative Charge [3]	$30

(We waive this charge if the total of your premium payments is $100,000 or more or if your contract value at the end of a contract year is $100,000 or more.)

[3]	We deduct this charge on each contract anniversary and on surrender.

Separate Account Annual Charges 1

	Standard	Enhanced Death Benefits
	Death Benefit	Quarterly Ratchet	Max 7
Mortality & Expense Risk Charge	1.50%	1.75%	2.05%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Total	1.65%	1.90%	2.20%

[1]	As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily.

Earnings Multiplier Benefit Rider Charge 1

As an Annual Charge	As a Quarterly Charge
0.30% of contract value	0.08% of contract value

[1]

We deduct the rider charge from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the rider charge will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

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Optional Rider Charges 1

Minimum Guaranteed Income Benefit rider:

As an Annual Charge	As a Quarterly Charge
0.75% of the MGIB Benefit Base[2]	0.19% of the MGIB Benefit Base[2]

ING LifePay Minimum Guaranteed Withdrawal Benefit rider[3]:

As an Annual Charge	As a Quarterly Charge	Maximum Annual Charge if Reset Benefit Elected[3]
0.50% of contract value	0.130% of contract value	1.20% of contract value

[1]

We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary, in arrears, and pro-rata on termination of the Contract. If the value in the subaccounts is insufficient, the optional rider charge will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment. You may add only one optional benefit rider to your Contract and therefore cannot purchase both the Minimum Guaranteed Income Benefit rider and the ING LifePay Minimum Guaranteed Withdrawal Benefit rider.

[2]	Please see “Charges and Fees – Optional Rider Charges” and “Optional Riders” later in this prospectus.

[3]

If you elect the Reset Benefit on or after the fifth rider anniversary, we reserve the right to increase the charge for the ING LifePay rider to a maximum annual charge of 1.20% of contract value. Please see “ING LifePay Minimum Guarantee Withdrawal Benefit – ING LifePay Reset Option.”

Table of Separate Account Charges

This table shows the total charges as a percentage of contract value that you would pay if you elect the earnings multiplier benefit and the ING LifePay Withdrawal Benefit.

	Standard	Enhanced Death Benefits
	Death Benefit	Quarterly Ratchet	Max 7
Mortality & Expense Risk Charge	1.50%	1.75%	2.05%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Earning Multiplier Benefit Rider	0.30%	0.30%	0.30%
ING LifePay Minimum Guaranteed Withdrawal Benefit Rider	0.50%	0.50%	0.50%
Total	2.45%	2.70%	3.00%

If you elect the Minimum Guaranteed Income Benefit instead of the ING LifePay Withdrawal Benefit, your total separate account charges as a percentage of contract value would be as follows, but the Minimum Guaranteed Income Benefit charge of 0.75% of MGIB Benefit Base would be deducted in addition to these charges:

	Standard	Enhanced Death Benefits
	Death Benefit	Quarterly Ratchet	Max 7
Mortality & Expense Risk Charge	1.50%	1.75%	2.05%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Earning Multiplier Benefit Rider	0.30%	0.30%	0.30%
Total	1.95%	2.20%	2.50%

As noted in the expense examples below, your charges will be higher if you elect the Minimum Guaranteed Income Benefit than they would if you elect the ING LifePay Withdrawal Benefit.

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Trust or Fund Expenses

The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund’s fees and expenses is contained in the prospectus for each Trust or Fund.

Total Annual Trust or Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Trust or Fund assets, including management fees, distribution and/or service (12b-1) fees[1], and other expenses):	0.54%	1.78%

[1]

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

Example:

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. Specifically, the Example assumes election of the Max 7 Enhanced Death Benefit and election of the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually. The Example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.01% of assets. The Example also assumes you elected the Minimum Guaranteed Income Benefit Rider. Note that surrender charges may apply if you choose to annuitize your Contract within the first 4 contract years.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the example below.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,142	$2,019	$2,686	$5,315
2) If you annuitize at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,142	$2,019	$2,686	$5,315
3) If you do not surrender your contract:
1 year	3 years	5 years	10 years
$542	$1,619	$2,686	$5,315

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Compensation is paid for the sale of the Contracts. For information about this compensation, see “Selling the Contract.”

CONDENSED FINANCIAL INFORMATION

Accumulation Unit

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of ING USA Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A — Condensed Financial Information. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract.

The Net Investment Factor

The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

1)	We take the net asset value of the subaccount at the end of each business day.
2)	We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.
3)	We divide (2) by the net asset value of the subaccount at the end of the preceding business day.
4)	We then subtract the applicable daily charges from the subaccount: the mortality and expense risk charge; the asset-based administrative charge; and any optional rider charges.

Calculations for the subaccounts are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

Financial Statements

The statements of assets and liabilities, the related statements of operations, and the statements of changes of Separate Account B and the financial statements of ING USA Annuity and Life Insurance Company are included in the Statement of Additional Information.

ING USA SEPARATE ACCOUNT B

ING USA Separate Account B (“Separate Account B”) was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any

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other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

Note:

We currently offer other variable annuity contracts that invest in Separate Account B, but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see “The Annuity Contract — Addition, Deletion, or Substitution of Subaccounts and Other Changes.”

ING USA ANNUITY AND LIFE INSURANCE COMPANY

ING USA Annuity and Life Insurance Company (“ING USA”) is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion Connecticut”), which in turn is a wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. Although a subsidiary of ING, ING is not responsible for the obligations under the Contract. The obligations under the Contract are solely the responsibility of ING USA.

Lion Connecticut is the holding company for Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management Co., portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

Regulatory Developments – The Company and the Industry

As with many financial services companies, ING USA and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; revenue sharing and directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

In September 2005, an affiliate of the Company, ING Fund Distributors, LLC (“IFD”) and one of its registered persons settled an administrative proceeding with the National Association of Securities Dealers (“NASD”) in

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connection with frequent trading arrangements. IFD neither admitted nor denied the allegations or findings and consented to certain monetary and non-monetary sanctions. IFD’s settlement of this administrative proceeding is not material to the Company.

Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to the Company or certain affiliates before concluding their investigations relating to fund trading. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

Insurance and Other Regulatory Matters. The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

THE TRUSTS AND FUNDS

You will find information about the Trusts and Funds currently available under your Contract in Appendix B — The Investment Portfolios. A prospectus containing more complete information on each Trust or Fund may be obtained by calling our Customer Service Center at 800-366-0066. You should read the prospectus carefully before investing.

Certain funds are designated as “Master-Feeder,” “LifeStyle Funds” or “MarketPro Funds.” Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle or MarketPro Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. Consult with your investment professional to determine if the portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

Restricted Funds

We may, with 30 days notice to you, designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing contracts with respect to new premiums added to investment portfolios and with respect to new transfers to investment portfolios. We may

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establish any limitations, at our discretion, as a percentage of premium or contract value, or as a specified dollar amount, and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. If we designate an investment option as a Restricted Fund or set applicable limitations, such change will apply only to transactions made after the designation.

We limit your investment in the Restricted Funds on an aggregate basis for all Restricted Funds and for each individual Restricted Fund. Currently, we limit an investment in Restricted Funds to the following limitations: no more than $999,999,999, and no more than 30 percent of contract value. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Funds has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Funds. However, if the contract value in the Restricted Funds exceed the aggregate limit, if you take a withdrawal, it must come from either the Restricted Funds or pro-rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will not permit a transfer to the Restricted Funds if it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the multiple reallocations lower the percentage of total contract value in Restricted Funds, we will permit the reallocation even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see “Withdrawals” and “Transfers Among Your Investments” in this prospectus for more information on the effect of Restricted Funds.

Covered Funds, Special Funds and Excluded Funds

For purposes of determining death benefits and benefits under the optional benefit riders (but not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

1)	Covered Funds;
2)	Special Funds; and
3)	Excluded Funds.

Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as Excluded Funds.

Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option. Please see Appendix F for examples.

CHARGES AND FEES

We deduct the contract charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. Some of the charges are for optional riders, so they are only deducted if you elect to purchase the rider. The amount of a contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge

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collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. If there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

Charge Deduction Subaccount

You may elect to have all charges, except daily charges, against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the ING Liquid Assets subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, we will deduct the charges as discussed below. You may cancel this option at any time by sending notice to our Customer Service Center in a form satisfactory to us.

Charges Deducted from the Contract Value

We deduct the following charges from your contract value:

Surrender Charge. We will deduct a contingent deferred sales charge (a “surrender charge”) if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 4-year period from the date we receive and accept a premium payment. We base the surrender charge on a percentage of each premium payment withdrawn. The surrender charge is based on the amount requested for withdrawal. The surrender charge is deducted from the contract value remaining after you have received the amount requested for withdrawal. This charge is intended to cover sales expenses that we have incurred. We may reduce or waive the surrender charge in certain situations. We will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

Complete Years Elapsed	0	1	2	3	4+
Since Premium Payment
Surrender Charge (as a percentage of Premium Payment)	6%	5%	4%	3%	0%

Waiver of Surrender Charge for Extended Medical Care. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60-day period and we receive your request for the surrender or withdrawal, together with all required documentation at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualified medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states.

Free Withdrawal Amount. The Free Withdrawal Amount is the greater of (i) any earnings less previous withdrawals, and (ii) 10% of premium payments paid within 4 years prior to the date of withdrawal and not previously withdrawn, less any previous withdrawals taken in the same contract year.

Surrender Charge for Excess Withdrawals. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Internal Revenue Code (the “Tax Code”). We consider a withdrawal to be an excess withdrawal when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. When you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges

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proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. Any withdrawal from a Fixed Interest Allocation more than 30 days before its maturity date will trigger a Market Value Adjustment. See Appendix C and the Fixed Account II prospectus for more information.

For the purpose of calculating the surrender charge for an excess withdrawal: (i) we treat premiums as being withdrawn on a first-in, first-out basis; and (ii) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix E. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

Premium Taxes. We may charge for state and local premium taxes depending on your state of residence. These taxes can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value (or from the MGIB Benefit Base, if exercised) on the annuity start date. However, some jurisdictions impose a premium tax at the time initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

Administrative Charge. We deduct an annual administrative charge on each contract anniversary. If you surrender your Contract prior to a contract anniversary, we deduct an administrative charge when we determine the cash surrender value payable to you. The charge is $30 per Contract. We waive this charge if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more or under other under conditions established by ING USA. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

Transfer Charge. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

Redemption Fees. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Charges Deducted from the Subaccounts

Mortality and Expense Risk Charge. The amount of the mortality and expense risk charge depends on the death benefit you have elected. The charge is deducted on each business day and is a percentage of average daily assets based on the assets you have in each subaccount. The mortality and expense risk charge compensates the Company for death benefit and annuitization risks and the risk that expense charges will not cover actual expenses. If there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of Contracts.

Standard Death Benefit		Quarterly Ratchet Enhanced Death Benefit		Max 7 Enhanced Death Benefit
Annual Charge	Annual Charge Expressed as Daily Rate	Annual Charge	Annual Charge Expressed as Daily Rate	Annual Charge	Annual Charge Expressed as Daily Rate
1.50%	0.004141%	1.75%	0.004837%	2.05%	0.005675%

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Asset-Based Administrative Charge. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. We deduct the charge from your assets in each subaccount on each business day at the rate of 0.000411% for each day since the previous business day.

Earnings Multiplier Benefit Charge. Subject to state availability, you may purchase the earnings multiplier benefit rider for a non-qualified Contract either at issue or on the next contract anniversary following the introduction of the benefit in your state, if later. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccounts, we will deduct the charges from your Fixed Interest Allocations starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. The quarterly charge for the earnings multiplier benefit rider is 0.08% (0.30% annually). For a description of the rider, see “Earnings Multiplier Benefit Rider.”

Optional Rider Charges. Subject to state availability, you may purchase one of two optional benefit riders. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. For a description of the riders and the defined terms used in connection with the riders, see “The Annuity Contract — Optional Riders.”

Minimum Guaranteed Income Benefit (MGIB). The charge for the MGIB rider is as follows:

As an Annual Charge	As a Quarterly Charge
0.75% of the MGIB Benefit Base	0.19% of the MGIB Benefit Base

Please see “Optional Riders-Minimum Guaranteed Income Benefit” for a description of the MGIB Benefit Base and the MGIB Rate.

ING LifePay Minimum Guaranteed Withdrawal Benefit (ING LifePay). The annual charge for the ING LifePay rider is 0.50% (0.130% quarterly) of the contract value. The charge is deducted from the contract value in the subaccounts on each quarterly contract anniversary date, in arrears. If the rider is added after contract issue, the charges will still be assessed on quarterly contract anniversaries, but the first charge will be assessed pro-rata based on when the rider is added during the contract quarter. We will deduct charges during the period starting on the rider date and up to your rider’s Lifetime Automatic Periodic Benefit (“LAPB”) Status. LAPB Status will occur if your contract value is reduced to zero and other conditions are met. Please see “ING LifePay Minimum Guaranteed Withdrawal Benefit Rider – Lifetime Automatic Periodic Benefit Status” later in this prospectus. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate immediately prior to the surrender or annuitization.

Trust and Fund Expenses

Each fund deducts management fees from the amounts allocated to the funds. In addition, each fund deducts other expenses which may include service fees which are used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The Company, or its U.S. affiliates, receives from each of the funds or the funds’ affiliates varying levels and types of revenue with respect to each of the funds available through the Contract. In terms of total dollar amounts received, the greatest amount of revenue comes from assets allocated to funds managed by ING Investments, LLC or other Company affiliates, which funds may or may not also be sub-advised by another Company affiliate. Assets

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allocated to funds managed by a Company affiliate, Directed Services, Inc., for example, but which are sub-advised by unaffiliated third parties generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue.

Types of Revenue Received from Affiliated Funds

Affiliated funds are (a) funds managed by ING Investments, LLC or other Company affiliates, which may or may not also be sub-advised by a Company affiliate; and (b) funds managed by a Company affiliate but which are sub-advised by unaffiliated third parties.

Revenues received by the Company from affiliated funds include:

•	Service fees that are deducted from fund assets.
•	For certain share classes, the Company may also receive compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the fund prospectus.
•

Additionally, the Company receives other revenues from affiliated funds and/or their affiliates which may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the management fees. These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across ING businesses. For funds sub-advised by unaffiliated third parties, once the sub-adviser has been paid, the adviser may share a portion of the remaining management fee with the Company. Because sub-advisory fees vary by sub-adviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.

Types of Revenue Received from Unaffiliated Funds

Revenues received from each of the unaffiliated funds or their affiliates are based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the Company from unaffiliated funds include:

•	For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectus.

We may also receive additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates or as an incentive for us to make the funds available through the Contract. These additional payments may be used by us to finance distribution of the Contract.

The following table shows the unaffiliated fund families which have funds currently offered through the Contract, ranked according to total dollar amounts they paid to the Company or its affiliates in 2005:

Fidelity Variable Insurance Products Portfolio
ProFunds VP
Franklin Templeton Variable Insurance Products Trust

If the revenues received from affiliated funds were included in the table above, payments to the Company or its affiliates by ING Investments, LLC and other Company affiliates would be at the top of the list.

Additional Compensation & Benefit Received

Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

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In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials; targeted marketing sales opportunities; training opportunities at meetings; training modules for sales personnel; and opportunity to host due diligence meetings for representatives and wholesalers.

Certain funds are designated as “Master-Feeder,” “LifeStyle Funds” or “MarketPro Funds.” Funds offered in a Master Feeder structure (such as the American Funds) or fund of funds structure (such as LifeStyle Funds or MarketPro Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. The fund prospectus reflects the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds.

THE ANNUITY CONTRACT

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See Appendix C and the Fixed Account II prospectus for more information on the Fixed Interest Allocation and Fixed Account.

Contract Date and Contract Year

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

Contract Owner

You are the contract owner. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners. In the event a selected death benefit is not available, the Standard Death Benefit will apply.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner’s estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation. See “Joint Owner” below.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, we will treat this as a change of contract owner for determining the death benefit (likely a taxable event). If no beneficial owner of the trust has been designated, the availability of Enhanced Death Benefits will be based on the age of the annuitant at the time you purchase the Contract.

Joint Owner

For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the Standard Death Benefit option. The earnings multiplier benefit rider is not available when there are joint owners.

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Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See “Change of Contract Owner or Beneficiary” below. If you have elected an Enhanced Death Benefit, and you add a joint owner after issue, the Enhanced Death Benefit from the date of change will end. If the older joint owner is attained age 85 or under, the Standard Death Benefit will apply. If the older joint owner is attained age 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. If you elected the earnings multiplier benefit rider, it will terminate if you add a joint owner after issue. Note that returning a Contract to single owner status will not restore any Enhanced Death Benefit or the earnings multiplier benefit. Unless otherwise specified, the term “age” when used for joint owners shall mean the age of the oldest owner.

Annuity Start Date

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

Annuitant

The annuitant is the person designated by you to be the measuring life in determining annuity payments. You are the annuitant unless you name another annuitant in the application. The annuitant’s age determines when the income phase must begin and the amount of the annuity payments to be paid. The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. You may not change the annuitant after the Contract is in effect.

If the contract owner is an individual, and the annuitant dies before the annuity start date and you have named a contingent annuitant, the contingent annuitant becomes the annuitant. If the annuitant dies before the annuity start date and there is no contingent annuitant, the contract owner will become the annuitant. In the event of joint owners, the youngest will be the contingent annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant’s estate will be the beneficiary.

If the contract owner is not an individual, and the annuitant dies before the annuity start date, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if the contract owner is not an individual.

Beneficiary

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. The beneficiary may become the successor contract owner if the contract owner, who is a spouse, dies before the annuity start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, we pay the death benefit proceeds to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner’s estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries, unless you indicate otherwise in writing.

Change of Contract Owner or Beneficiary

During the annuitant’s lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the Contract, the amount of the earnings multiplier benefit, if applicable, and the continuation of any other optional rider that you have elected. The new owner’s age, as of the date of the change, will be used as the basis for

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determining the applicable benefits and charges. The new owner’s death will determine when a death benefit is payable.

If you have elected the Standard Death Benefit option, the minimum guaranteed death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For the Enhanced Death Benefit options, if the new owner is age 79 or under on the date that ownership changes, the minimum guaranteed death benefit will continue. If the new owner is age 80 to 85, the Enhanced Death Benefit will end, and the death benefit will become the Standard Death Benefit. For all death benefit options, 1) if the new owner’s attained age is 86 or over on the date of the ownership change, or 2) if the new owner is not an individual (other than a trust for the benefit of the owner or annuitant), the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any Enhanced Death Benefits.

If you have elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue. The benefit will be adjusted to reflect the attained age of the new owner as the issue age. We will use the Maximum Base and Benefit Base percentages in effect on the original rider date to calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership. If you have elected another optional rider, the rider will terminate upon a change of ownership.

A change of owner likely has tax consequences. See “Federal Tax Considerations” in this prospectus.

You have the right to change beneficiaries during the annuitant’s lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. In the event of joint owners all must agree to change a beneficiary.

In the event of a death claim, we will honor the form of payment of the death benefit specified by the beneficiary to the extent permitted under Section 72(s) of the Tax Code. You may also restrict a beneficiary’s right to elect an annuity payment option or receive a lump-sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center. Please date your requests. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

Purchase and Availability of the Contract

We will issue a Contract only if both the annuitant and the contract owner are age 80 or younger. But the Contract may not be available to all ages through all broker-dealers.

The initial premium payment must be $10,000 or more ($1,500 for qualified Contracts). You may make additional payments of $500 or more ($50 for qualified Contracts) at any time after the free look period and up to the contract anniversary after your 85th birthday. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract: (i) if you are looking for a short-term investment; (ii) if you cannot risk getting back less money than you put in; or (iii) if your assets are in a plan which provides for tax-deferral and you see no other reason to purchase this Contract. When considering an investment in the Contract, you should consult with your investment professional about your financial goals, investment time horizon and risk tolerance.

Replacing an existing insurance contract with this Contract may not be beneficial to you. Before purchasing the Contract, determine whether your existing contract will be subject to any fees or penalties upon surrender. Also, compare the fees, charges, coverage provisions and limitations, if any, of your existing

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contract with those of the Contract described in this prospectus.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See “Fees and Expenses” in this prospectus. If you are considering an Enhanced Death Benefit Option and/or the earnings multiplier benefit rider and your Contract will be an IRA, see “Taxation of Qualified Contracts — Individual Retirement Annuities” and “Tax Consequences of Enhanced Death Benefit” in this prospectus.

Crediting of Premium Payments

We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative within 5 days, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account B, we will credit the payment at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts and/or Fixed Interest Allocation of Separate Account B specified by you within 2 business days.

If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

1)

If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.

2)

If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until our Customer Service Center receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your designated representative within 5 days, we will refund the subsequent premium. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account B at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be

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held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the ING Liquid Assets subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler’s checks, for example) or restrict the amount of certain forms of premium payments or loan repayments. In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

Administrative Procedures

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements. Please be advised that with regard to withdrawal requests, the risk of a fraudulent transaction is increased by the use of a facsimile withdrawal request form, even if appropriate identifying information is provided.

Contract Value

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (i) the contract value in the Fixed Interest Allocations, and (ii) the contract value in each subaccount in which you are invested.

Contract Value in Fixed Interest Allocations. The contract value in your Fixed Interest Allocation is the sum of premium payments allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

Contract Value in the Subaccounts. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the ING Liquid Assets subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

1)	We take the contract value in the subaccount at the end of the preceding business day.
2)	We multiply (1) by the subaccount’s Net Rate of Return since the preceding business day.
3)	We add (1) and (2).
4)	We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.

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5)	We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

Cash Surrender Value

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. See Appendix C and the Fixed Account II prospectus for a description of the calculation of cash surrender value under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.

Surrendering to Receive the Cash Surrender Value. You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the ING Liquid Assets subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59½ may result in a 10% tax penalty. See “Federal Tax Considerations” for more details.

Addition, Deletion or Substitution of Subaccounts and Other Charges

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) combine two or more accounts or substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs, or if you have other outstanding instructions and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces.

We reserve the right to: (i) deregister Separate Account B under the 1940 Act; (ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts.

We will provide you with written notice before we make any of these changes.

The Fixed Account

The Fixed Account is a segregated asset account which contains the assets that support a contract owner’s Fixed Interest Allocations. See Appendix C and the Fixed Account II prospectus for more information. To obtain a copy of the Fixed Account II prospectus, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271, call (800) 366-0066, or access the SEC’s website (http://www.sec.gov).

Optional Riders

Subject to state availability, you may elect one of the two optional benefit riders discussed below. You may add only one of these two riders to your Contract. Each rider has a separate charge. Once elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. Please see “Charges and Fees — Optional Rider Charges” for information on rider

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charges.

The optional riders may not be available for all investors. You should analyze each rider thoroughly and understand it completely before you select one. The optional riders do not guarantee any return of principal or premium payments and do not guarantee performance of any specific investment portfolio under the Contract. You should consult a qualified financial adviser in evaluating the riders.

The optional riders may not be approved in all states. Check with our Customer Service Center for availability in your state. The telephone number is (800) 366-0066.

Rider Date. The rider date is the date the optional benefit rider becomes effective. The rider date is also the contract date if you purchase the rider when the Contract is issued.

No Cancellation. Once you purchase a rider, you may not cancel it unless you cancel the Contract during the Contract’s free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the Contract continues beyond the free look period, you may not cancel the rider. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

Termination. The optional riders are “living benefits,” which means the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate if you:

•	annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or
•

die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The optional riders will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically are discussed below with each rider.

Minimum Guaranteed Income Benefit Rider (MGIB). The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB benefit.

The charge we deduct under the MGIB Rider is 0.75% annually of the MGIB Benefit Base. The calculation of the MGIB Benefit Base is described in “Determining the MGIB Annuity Income,” below.

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

1)

your annuity income based on your contract value on the MGIB Date adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

2)

your annuity income based on your contract value on the MGIB Date adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) applied to the then-current income factors in effect for the annuity option you selected; or

3)

the MGIB annuity income based on your MGIB Benefit Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any surrender charge, premium tax

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recovery and Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) that would otherwise apply at annuitization.

The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract. Although the minimum income provided under the rider can be determined in advance, the contract value in the future is unknown, so the income provided under a contract with the MGIB rider attached may be greater or less than the income that would be provided under the Contract without the rider. Generally, the income calculated under the rider will be greater than the income provided under the Contract whenever the MGIB Benefit Base (greater of the Rollup and Ratchet Bases) is sufficiently in excess of the contract value to offset the additional conservatism reflected in the rider’s income factors compared to those in the Contract. The income factors in the MGIB rider generally reflect a lower interest rate and more conservative mortality than the income factors in the Contract. The degree of relative excess that the income factors require to produce more income will vary for each individual circumstance. If the contract value exceeds the MGIB Benefit Base at time of annuitization, the Contract will always produce greater income than the rider. Please see Appendix G — Examples of Minimum Guaranteed Income Benefit Calculation.

The MGIB Benefit Base is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Base.

The MGIB Benefit Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value) if applicable, and subsequently allocated eligible premiums, withdrawals and transfers. Contract value (not eligible premium) is used as the initial value if the rider is added after the contract date. The following investment options are designated as Special Funds for purposes of calculating the MGIB Benefit Base: the ING Liquid Assets Portfolio, the ING PIMCO Core Bond Portfolio, ING VP Intermediate Bond Portfolio, TSA Special Fixed Account, the Fixed Account, the Fixed Interest Division and the ProFunds VP Rising Rates Opportunity Portfolio. Please see “The Trust and Funds — Covered Funds and Special Funds.” No investment options are currently designated as Excluded Funds.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Date.

Determining the MGIB Annuity Income. On the MGIB Date, we calculate your MGIB annuity income as follows:

1)	We first determine your MGIB Benefit Base: The MGIB Benefit Base is equal to the greater of the MGIB Rollup Base and the MGIB Ratchet Base.

a)	Calculation of MGIB Rollup Base

The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

(a)	is the MGIB Rollup Base for Covered Funds;
(b)	is the MGIB Rollup Base for Special Funds; and
(c)	is the contract value of Excluded Funds.

The Maximum MGIB Base applicable to the MGIB Rollup Base is 300% of eligible premiums adjusted pro-rata for withdrawals. This means that the Maximum MGIB Base is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value. The Maximum MGIB Base is not allocated by Fund category.

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The MGIB Rollup Base allocated to Covered Funds equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Base reaching the Maximum MGIB Base. The MGIB Rollup Base accumulates at 0% thereafter. The MGIB Rate is currently 7%. The MGIB Rate is an annual effective rate. We may, at our discretion, discontinue offering this rate. The MGIB Rate will not change for those contracts that have already purchased the MGIB rider.

The MGIB Rollup Base allocated to Special Funds equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. The MGIB Rate does not apply to the MGIB Rollup Base allocated to Special Funds, so the MGIB Rollup Base allocated to Special Funds does not accumulate.

The MGIB Rollup Base allocated to Excluded Funds equals the eligible premiums allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Base reaching the Maximum MGIB Base, and at 0% thereafter. The MGIB Rollup Base allocated to Excluded Funds is used only for transfer adjustments and rider charges. It is not included in the MGIB Rollup Base used to determine benefits.

Eligible premiums are those added more than 5 years before the earliest MGIB Date. This means that, generally, premiums must be paid within five years of purchasing the MGIB rider to be considered eligible premiums. Premiums paid after that are excluded from the MGIB Rollup Base.

Withdrawals reduce the MGIB Rollup Base on a pro-rata basis. The percentage reduction in the MGIB Rollup Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. This means that the MGIB Rollup Base for Covered Funds, Special Funds or Excluded Funds is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value allocated to Covered Funds, Special Funds or Excluded Funds. For example, if the contract value in Covered Funds is reduced by 25% as the result of a withdrawal, the MGIB Rollup Base allocated to Covered Funds is also reduced by 25% (rather than by the amount of the withdrawal).

Because the MGIB Rollup Base is tracked separately for Covered, Special and Excluded Funds, when you make transfers between Covered, Special Funds and Excluded Funds, there is an impact on the MGIB Rollup Base. Net transfers between Covered Funds and Special Funds will reduce the MGIB Rollup Base allocated to Covered Funds or Special Funds, as applicable, on a pro-rata basis. This means that the MGIB Rollup Base allocated to Covered Funds or Special Funds will be reduced by the same percentage as the transfer bears to the contract value allocated to Covered Funds or Special Funds. For example, if the contract value in Covered Funds is reduced by 25% as the result of the transfer, the MGIB Rollup Base allocated to Covered Funds is also reduced by 25% (rather than by the amount of the transfer). The resulting increase in the MGIB Rollup Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Covered Funds. Transfers from Special Funds to Covered Funds are treated in the same way.

Net transfers from Excluded Funds will reduce the MGIB Rollup Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the contract value transferred and the reduction in the MGIB Rollup Base allocated to Excluded Funds.

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b)	Calculation of MGIB Ratchet Benefit Base

The MGIB Ratchet Benefit Base is equal to the sum of (a) and (b) where:

(a)	is the MGIB Ratchet Base for Covered Funds and Special Funds; and
(b)	is the contract value for Excluded Funds.

The MGIB Ratchet Base for Covered Funds, Special Funds and Excluded Funds equals:

•	on the rider date, eligible premiums or the contract value, (if the rider is added after the contract date,) allocated to Covered Funds, Special Funds and Excluded Funds;

•	on each “quarterly anniversary date” prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds, Special Funds and Excluded Funds is set equal to the greater of :

1)	the current contract value allocated to Covered Funds, Special Funds and Excluded Funds (after any deductions occurring on that date); and

2)

the MGIB Ratchet Base for Covered Funds, Special Funds and Excluded Funds from the most recent prior quarterly anniversary date, adjusted for any new eligible premiums and withdrawals attributable to Covered Funds, Special Funds or Excluded Funds and transfers.

•

at other times, the MGIB Ratchet Base for Covered Funds, Special Funds and Excluded Funds is the MGIB Ratchet Base from the prior quarterly anniversary date, adjusted for subsequent eligible premiums and withdrawals attributable to Covered Funds, Special Funds or Excluded Funds and transfers.

The MGIB Ratchet Base allocated to Excluded Funds is used only for transfer adjustments and rider charges. It is not included in the MGIB Ratchet Benefit Base used to determine benefits.

A “quarterly anniversary date” is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month. If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

2)

Then we determine the MGIB annuity income by multiplying your MGIB Benefit Base (adjusted for any surrender charge, Market Value Adjustment and premium taxes) by the income factor, and then divide by $1,000.

MGIB Income Options

The following are the MGIB Income Options available under the MGIB Rider:

(i)	Income for Life (Single Life or Joint with 100% Survivor) and 10-20 year certain.

(ii)	Income for 20-30 year certain.

(iii)	Any other income plan offered by the Company in conjunction with the MGIB rider on the MGIB Date.

Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB Income Options available under the Rider. This option may only be exercised on a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used

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to determine the MGIB income, as is otherwise described in the prospectus. The contract value will be reduced on a pro-rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The exercise of this partial annuitization of the MGIB Benefit Base does not affect your right to annuitize under the Contract without regard to the rider. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values.

Please note that if you elect partial annuitization, income payments received will be taxed as withdrawals. Please consult your tax adviser before making this election, as the taxation of partial annuitization is uncertain.

Purchase. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. Some broker dealers may limit availability of the rider to younger ages. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten-year waiting period before you can annuitize under the MGIB rider.

The MGIB Date. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

No Change of Annuitant. Once you purchase the MGIB rider, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Benefit Base is unaffected and continues to accumulate.

Notification. On or about 30 days prior to the MGIB Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

The MGIB rider does not restrict or limit your right to annuitize the Contract at any time permitted under the Contract. The MGIB rider does not restrict your right to annuitize the Contract using contract values that may be higher than the MGIB annuity benefit.

The benefits associated with the MGIB rider are available only if you annuitize your Contract under the rider and in accordance with the provisions set forth above. Annuitizing using the MGIB may result in a more favorable stream of income payments, and different tax consequences, under your Contract. Because the MGIB rider is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that might be provided by the application of your Contract value to the Contract’s applicable annuity factors. You should consider all of your options at the time you begin the income phase of your Contract.

ING LifePay Minimum Guaranteed Withdrawal Benefit (“ING LifePay”) Rider. The ING LifePay rider is an optional benefit which guarantees that if your Contract value is reduced to zero by a withdrawal equal to or less than the Maximum Annual Withdrawal, we will pay an amount equal to the Maximum Annual Withdrawal annually until the death of the annuitant.

Purchase. In order to elect the ING LifePay rider, the annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint annuitants are not allowed. The minimum issue age is 50 and the maximum issue age is 80. The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-natural) on the Contract anniversary on which the rider is effective. But some broker-dealers may limit the availability of the rider to younger ages. The ING LifePay rider will not be issued if the initial allocation to

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investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below. The Company in its discretion may allow the rider to be elected during the 30-day period preceding a Contract anniversary. Such election must be received in good order, including compliance with the investment restrictions described below. The rider will be effective as of that Contract anniversary.

Rider Date. The rider date is the date the ING LifePay rider becomes effective. If you purchase the ING LifePay rider when the Contract is issued, the rider date is also the Contract date.

No Cancellation. Once you purchase the ING LifePay rider, you many not cancel it unless you cancel the Contract during the Contract’s free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel the ING LifePay rider. The Company may, at its discretion, cancel and/or replace the ING LifePay rider at your request in order to renew or reset the rider.

Termination. The ING LifePay rider is a “living benefit” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you:

1)	annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or
2)

die during the accumulation phase (first owner to die if there are multiple Contract owners, or death of annuitant if Contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The ING LifePay rider will also terminate if there is a change in Contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the ING LifePay rider to terminate automatically are discussed below.

Lifetime Guaranteed Withdrawal Status. This status begins on the date the rider is issued (the “effective date of the rider”) and continues until the earliest of:

1)	the annuity commencement date;
2)	reduction of the Contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal (see “Lifetime Automatic Periodic Benefit Status” below);
3)	reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;
4)	the surrender or annuitization of the Contract; or
5)	the death of the owner, or first owner, in the case of joint owners, unless your spouse beneficiary elects to continue the Contract.

As described below, certain features of the ING LifePay rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

How the ING LifePay Rider Works. The ING LifePay Withdrawal Benefit rider has two phases. The first phase, called the Growth Phase, begins on the effective date of the rider and ends as of the business day before the first withdrawal is taken (or when the annuity commencement date is reached). The second phase is called the Withdrawal Phase. This phase begins as of the date of the first withdrawal or the annuity commencement date, whichever occurs first.

Benefits paid under the ING LifePay rider require the calculation of the Maximum Annual Withdrawal. The ING LifePay Base (referred to as the “MGWB Base” in the Contract) is used to determine the Maximum Annual Withdrawal as follows.

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1)	If you purchased the ING LifePay rider on the Contract date, the initial ING LifePay Base is equal to the initial premium.
2)	If you purchased the ING LifePay rider after the Contract date, the initial ING LifePay Base is equal to the Contract value on the effective date of the rider.

The initial ING LifePay Base is increased dollar-for-dollar by any premiums received during the Growth Phase (“eligible premiums”). The ING LifePay Base is also increased to equal the Contract value if the Contract value is greater then the current ING LifePay Base, on each Contract quarterly anniversary after the effective date of the rider and during the Growth Phase. The ING LifePay Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING LifePay Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the Contract value used to determine the reset Maximum Annual Withdrawal if you choose to reset the ING LifePay rider (see “ING LifePay Reset Option,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals a percentage of the greater of 1) the Contract value and 2) the ING LifePay Base as of the last day of the Growth Phase. The first withdrawal after the effective date of the rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, after calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal percentage, which varies by age of the annuitant on the date the Withdrawal Phase begins, is as follows:

Annuitant Age	Maximum Annual Withdrawal Percentage
50-59	4%
60-75	5%
76-80	6%
81+	7%

Once determined, the Maximum Annual Withdrawal percentage never changes for the Contract, except as provided for under spousal continuation. See “Continuation After Death – Spouse” below.

If the rider is in Lifetime Guaranteed Withdrawal Status, and the annuity commencement date is reached, the rider will enter the Withdrawal Phase and will be annuitized. If a lifetime only annuitization option is elected, we will pay the greater of the annuity payout under the Contract and annual payments equal to the Maximum Annual Withdrawal.

If withdrawals in any Contract year exceed the Maximum Annual Withdrawal, the Maximum Annual Withdrawal will be reduced on a pro-rata basis. This means that the Maximum Annual Withdrawal will be reduced by the same proportion as the withdrawal in excess of the Maximum Annual Withdrawal (the “excess withdrawal”) is of the Contract value determined:

1)	before the withdrawal, for the excess withdrawal; and
2)	after the withdrawal, for the amount withdrawn up to the Maximum Annual Withdrawal (without regard to the excess withdrawal).

When a withdrawal is made, the total withdrawals taken in a Contract year are compared with the current Maximum Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year

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to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the Maximum Annual Withdrawal has been exceeded, any applicable Market Value Adjustment or surrender charges will not be applied to the withdrawal. However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, any surrender charges and/or Market Value Adjustment are considered to be part of the withdrawal. See Appendix H, Illustration 1 and 2 for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the Contract to satisfy the Required Minimum Distribution rules of the Internal Revenue Code of 1986, as amended, that exceed the Maximum Annual Withdrawal for a specific Contract year, will not be deemed excess withdrawals in that Contract year, subject to the following rules:

1)

If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.

2)	You may withdraw the Additional Withdrawal Amount from this Contract without it being deemed an excess withdrawal.
3)	Any withdrawals taken in a Contract year will count first against the Maximum Annual Withdrawal for that Contract year.
4)

Once the Maximum Annual Withdrawal for the then current Contract year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal, other than Required Minimum Distributions will count against and reduce any Additional Withdrawal Amount.

5)	Withdrawals that exceed the Additional Withdrawal Amount are excess withdrawals and will reduce the Maximum Annual Withdrawal on a pro-rata basis, as described above.
6)	The Additional Withdrawal Amount is reset to zero at the end of each calendar year, and remains at zero until it is reset on January 31 of the following calendar year.
7)

If the Contract is still in the Growth Phase on January 31, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be set equal to the excess, if any, of the Required Minimum Distribution for that year over the Maximum Annual Withdrawal on the date the Maximum Annual Withdrawal is established.

See Appendix H, Illustration 3.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the Contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING LifePay Base on a pro-rata basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

Lifetime Automatic Periodic Benefit Status. If the Contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the rider will terminate due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Lifetime Guaranteed Withdrawal Status, the rider will enter Lifetime Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

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When the rider enters Lifetime Automatic Periodic Benefit Status:

1)	the Contract will provide no further benefits other than as provided under the ING LifePay rider;
2)	no further premium payments will be accepted; and
3)	any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the annuitant at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the annuitant’s death.

The periodic payments will begin on the last day of the first full Contract year following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract year or Contract year, as applicable.

ING LifePay Reset Option. Beginning one year after the Withdrawal Phase begins, you may choose to reset the Maximum Annual Withdrawal, if 5% of the Contract value would be greater than your current Maximum Annual Withdrawal. You must elect to reset by a request in a form satisfactory to us. On the date the request is received (the “Reset Effective Date”), the Maximum Annual Withdrawal will increase to be equal to 5% of the Contract value on the Reset Effective Date. The reset option is only available when the rider is in Lifetime Guaranteed Withdrawal Status.

After exercising the reset option, you must wait one year before electing to reset again. We will not accept a request to reset if the new Maximum Annual Withdrawal on the date the request is received would be less than your current Maximum Annual Withdrawal.

If the reset option is exercised, the charge for the ING LifePay rider will be equal to the charge then in effect for a newly purchased rider but will not exceed the maximum annual charge of 1.20%. However, we guarantee that the rider charge will not increase for resets exercised within the first five contract years. See Appendix H, Illustration 4.

Investment Option Restrictions. While the ING LifePay rider is in effect, there are limits on the portfolios to which your Contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such Contract value in the Fixed Allocation Fund. See “Fixed Allocation Fund Automatic Rebalancing” below.

Accepted Funds. The Accepted Funds are as follows: ING LifeStyle Moderate Portfolio, ING LifeStyle Moderate Growth Portfolio, ING LifeStyle Growth Portfolio, ING MarketPro Portfolio, ING Liquid Assets Portfolio and Fixed Account II. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to Contract value allocated to such portfolios after the date of the change.

Fixed Allocation Fund. The ING VP Intermediate Bond Portfolio is designated as the Fixed Allocation Fund. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to contract value allocated to such portfolios after the date of the change. If the rider is not continued under the spousal continuation right when available, the Fixed Allocation Fund will be reclassified as a Special Fund as of the Contract continuation date if it would otherwise be designated as a Special Fund for purposes of the Contract’s death benefits.

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For purposes of calculating any applicable death benefit guaranteed under the Contract, any allocation of Contract value to the Fixed Allocation Fund will be considered a Covered Fund allocation while the rider is in effect.

Other Funds. All portfolios available under the Contract other than Accepted Funds and the Fixed Allocation Fund are considered Other Funds.

Fixed Allocation Fund Automatic Rebalancing. If the Contract value in the Fixed Allocation Fund is less than 20% of the total Contract value allocated to the Fixed Allocation Fund and Other Funds on any ING LifePay Rebalancing Date, we will automatically rebalance the Contract value allocated to the Fixed Allocation Fund and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Fund. Accepted Funds are excluded from Fixed Allocation Fund Automatic Rebalancing. Any rebalancing is done on a pro-rata basis among the Other Funds and will be the last transaction processed on that date. The ING LifePay Rebalancing Dates occur on each Contract anniversary and after the following transactions:

1)	receipt of additional premiums;
2)	transfer or reallocation among the Fixed Allocation Fund or Other Funds, whether automatic or specifically directed by you;
3)	withdrawals from the Fixed Allocation Fund or Other Funds.

Fixed Allocation Fund Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Fund Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix I – Examples of Fixed Allocation Fund Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Fund Automatic Rebalancing may result in a reallocation into the Fixed Allocation Fund even if you have not previously been invested in it. See “Appendix I – Examples of Fixed Allocation Fund Automatic Rebalancing, Example I. By electing to purchase the ING LifePay rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Fund. You should not purchase the ING LifePay rider if you do not wish to have your Contract value reallocated in this manner.

Death of Owner or Annuitant. The ING LifePay rider and charges terminate on the earlier of:

1)

if the rider is in Lifetime Guaranteed Withdrawal status, the date of receipt of due proof of death (“claim date”) of the owner (or in the case of joint owners, the first owner) or the annuitant if there is a non-natural owner; or

2)	the date the rider enters Lifetime Automatic Periodic Benefit status.

Under 1) above, the rider terminates on the death of the first owner, even if the owner is not the annuitant. Thus, you should not purchase this rider with multiple owners, unless the owners are spouses. Under 2) above, we will continue to pay the periodic payments that the owner was receiving under the ING LifePay rider to the annuitant. No other death benefit is payable in this situation.

Continuation After Death – Spouse. If the surviving spouse of the deceased owner continues the Contract (see “Death Benefit Choices – Continuation After Death – Spouse”), the rider will also continue, provided the following conditions are met:

1)	The spouse is at least 50 years old on the date the Contract is continued; and
2)	The spouse becomes the annuitant and sole owner.

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If the rider is in the Growth Phase at the time of spousal continuation:

1)	The rider will continue in the Growth Phase;
2)	On the date the rider is continued, the ING LifePay Base will be reset to equal the then current Contract value;
3)	The ING LifePay charges will restart and be the same as were in effect prior to the claim date; and
4)	The Maximum Annual Withdrawal percentage will be determined as of the date of the first withdrawal, whenever it occurs, and will be based on the spouse’s age on that date.

If the rider is in the Withdrawal Phase at the time of spousal continuation:

1)	The rider will continue in the Withdrawal Phase.
2)	On the Contract anniversary following the date the rider is continued,

a.

If the surviving spouse was not the annuitant before the owner’s death, the Maximum Annual Withdrawal is recalculated by multiplying the Contract value on that Contract anniversary by the Maximum Annual Withdrawal percentage based on the surviving spouse’s age on that Contract anniversary, and the Maximum Annual Withdrawal is considered to be zero from the claim date to that Contract anniversary. Withdrawals are permitted pursuant to the other provisions of the Contract. Withdrawals causing the Contract value to fall to zero will terminate the Contract and the rider.

b.

If the surviving spouse was the annuitant before the owner’s death, the Maximum Annual Withdrawal is recalculated as the greater of the Maximum Annual Withdrawal on the claim date (adjusted for excess withdrawals thereafter) and the Maximum Annual Withdrawal resulting from multiplying the Contract value on that Contract anniversary by the Maximum Annual Withdrawal percentage. The Maximum Annual Withdrawal does not go to zero on the claim date and withdrawals may continue under the rider provisions.

3)	The rider charges will restart on the Contract anniversary following the date the rider is continued and will be the same as were in effect prior to the claim date.

Effect of ING LifePay Rider on Death Benefit. If you die before Lifetime Automatic Periodic Benefit Status begins under the ING LifePay rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse’s death. See “Death of Owner or Annuitant” and “Continuation After Death – Spouse” above for further information.

If you die during the Lifetime Automatic Periodic Benefit Status, we will continue to pay the periodic payments that you were receiving under the ING LifePay rider to the annuitant. No other death benefit is payable. See “Death of Owner or Annuitant” above.

Change of Owner or Annuitant. Other than as provided above under “Continuation After Death- Spouse,” you may not change the annuitant. The rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

1)	spousal continuation as described above;
2)	change of owner from one custodian to another custodian;
3)	change of owner from a custodian for the benefit of an individual to the same individual;
4)	change of owner from an individual to a custodian for the benefit of the same individual;

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5)	collateral assignments;
6)	change in trust as owner where the individual owner and the grantor of the trust are the same individual;
7)	change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual; and
8)	change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual.

Surrender Charges. If you elect the ING LifePay rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount. However, once your Contract value is zero, the periodic payments under the ING LifePay rider are not subject to surrender charges.

Loans. The portion of any Contract value used to pay off an outstanding loan balance will reduce the ING LifePay Base or Maximum Annual Withdrawal as applicable. We do not recommend the ING LifePay rider if loans are contemplated.

Taxation. For more information about the tax treatment of amounts paid to you under the ING LifePay rider, see “Federal Tax Considerations – Taxation of Distributions”.

Other Contracts

We and our affiliates offer various other products with different features and terms than the Contracts, and that may offer some or all of the same investment portfolios. These products have different benefits, fees and charges, and may or may not better match your needs. Please note that some of the Company’s management personnel and certain other employees may receive a portion of their employment compensation based on the amount of Contract values allocated to investment portfolios of Trusts or Funds affiliated with ING. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

WITHDRAWALS

Except under certain qualified Contracts, you may withdraw all or part of your money any time during the accumulation phase and before the death of the contract owner. If you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount is the greater of (i) any earnings less previous withdrawals, and (ii) 10% of premium payments paid within 4 years prior to the date of the withdrawal and not previously withdrawn, less any withdrawals taken in the same contract year.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro-rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

If you have elected the ING LifePay rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount. However, once your contract value is zero, the periodic payments paid under the ING LifePay rider are not subject to surrender charges.

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If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro-rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the ING Liquid Assets subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive.

Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the optional benefit rider is in effect. See “Optional Riders.”

We offer the following three withdrawal options:

Regular Withdrawals

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Allocation more than 30 days before its maturity date. See Appendix C and the Fixed Account II prospectus for more information on the application of the Market Value Adjustment.

Systematic Withdrawals

You may choose to receive automatic systematic withdrawal payments (i) from the contract value in the subaccounts in which you are invested, or (ii) from the interest earned in your Fixed Interest Allocations. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro-rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro-rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested. There is no additional charge for this feature.

You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the first day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (i) a fixed dollar amount or (ii) an amount based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

Frequency	Maximum Percentage of Premiums Not Previously Withdrawn
Monthly	0.83%
Quarterly	2.50%
Annually	10.00%

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your premium payments not previously withdrawn on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature discussed below which you may add to your regular fixed dollar systematic withdrawal

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program.

If your systematic withdrawal is based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

We limit systematic withdrawals from Fixed Interest Allocations to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary’s lifetime (“stretch”). Stretch payments will be subject to the same limitations as systematic withdrawals, and non-qualified stretch payments will be reported on the same basis as other systematic withdrawals.

Fixed Dollar Systematic Withdrawal Feature. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount in addition to your systematic withdrawal program regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 10% of your premium payments not previously withdrawn as determined on the day we receive your election of this feature. We will not recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

Fixed dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable maximum percentage.

IRA Withdrawals

If you have a non-Roth IRA Contract and will be at least age 70½ during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service (“IRS”) rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

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You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. You may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date. If your contract date is after the 28th day of the month, your IRA withdrawal will be made on the first day of each month.

You may request us to calculate the amount you are required to withdraw from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

Consult your tax adviser regarding the tax consequences associated with taking withdrawals. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59½ may result in a 10% penalty tax. See “Federal Tax Considerations” for more details.

TRANSFERS AMONG YOUR INVESTMENTS

Between the end of the free look period and the annuity start date, you may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations. We currently do not charge you for transfers made during a contract year, but reserve the right to charge for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds and other investment portfolios may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds or Excluded Funds, may also affect your optional rider base. See “The Annuity Contract — Optional Riders.”

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation. To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. We will determine transfer values at the end of the business day on which we receive the transfer request at our Customer Service Center. If we receive your transfer request after 4 p.m. eastern time or the close of regular trading of the New York Stock Exchange, we will make the transfer on the next business day.

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Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

Limits on Frequent or Disruptive Transfers. The Contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

•	Increased trading and transaction costs;
•	Forced and unplanned portfolio turnover;
•	Lost opportunity costs; and
•	Large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the Contract.

We have an excessive trading policy and monitor transfer activity. You will violate our excessive trading policy if your transfer activity:

•	Exceeds our current definition of excessive trading, as defined below;
•	Is identified as problematic by an underlying fund (even if the activity does not exceed our monitoring standard for excessive trading);
•	Is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved; or
•	Is determined, in our sole discretion, to be not in the best interests of other contract owners.

If we determine that you have violated our excessive trading policy, we will take the following actions. Upon the first violation, we will send to you a one time warning letter. After a second violation, we will suspend your transfer privileges via facsimile, telephone, email and the internet, and your transfer privileges will be limited to submission by regular U.S. mail for a period of six months. Our suspension of your electronic transfer privileges will relate to all transfers, not just those fund(s) involved in the excessive transfer activity, and may extend to other company variable life insurance policies and variable annuity contracts that you own. It may be extended to other variable policies and contracts that are issued to you by our affiliates. At the end of the six month suspension period, your electronic transfer privileges will be reinstated. If, however, you violate our excessive trading policy again, after your electronic transfer privileges have been reinstated, we will suspend your electronic transfer privileges permanently. We will notify you in writing if we take any of these actions.

Additionally, if we determine that our excessive trading policy has been violated by a market-timing organization or an individual or other party that is authorized to give transfer instructions on your behalf, whether such violation relates to your Contract or another owner’s variable policy or contract, we will also take the following actions, without prior notice:

•	Not accept transfer instructions from that organization, individual or other party; and
•	Not accept preauthorized transfer forms from market timing organizations, individuals or other parties acting on behalf of more than one contract owner at a time.

Our current definition of excessive trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares, such as the ProFund portfolios, if available, transfers between a fund affirmatively permitting short-term trading and the Liquid Assets portfolio (subaccount), if available, and transfers involving certain de minimis amounts when determining whether transfer activity is excessive.

The company does not allow exceptions to our excessive trading policy. We reserve the right to modify our excessive trading policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors

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and/or state or federal regulatory requirements. If we modify our excessive trading policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

We currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios, if available, be received at our Customer Service Center no later than 3 p.m., eastern time.

Limits Imposed by Underlying Funds. Most underlying funds have their own excessive trading policies, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation to a subaccount if the corresponding fund will not accept the allocation for any reason.

Dollar Cost Averaging

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in (i) the ING Liquid Assets subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time. There is no additional charge for this feature.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the ING Liquid Assets subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount. We will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the ING Liquid Assests subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify to which subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our

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Customer Service Center at least 7 days before the next transfer date.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in “Appendix B — The Investment Portfolios.” Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

•

Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then-current allocation of contract value to the Restricted Fund(s) and the then-current value of the amount designated to be transferred to that Restricted Fund(s).

•

Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If you request more than the individual limit be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro-rata to the Restricted Funds.

•

Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

Automatic Rebalancing

If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. Transfers made pursuant to automatic rebalancing do not count toward the 12-transfer limit on free transfers. There is no additional charge for this feature.

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above, in this section and in Appendix B — The Investment Portfolios. If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis. Additional premium payments and partial withdrawals made on a pro-rata basis will not cause the automatic

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rebalancing program to terminate.

DEATH BENEFIT CHOICES

Death Benefit During the Accumulation Phase

During the accumulation phase, a death benefit (and earnings multiplier benefit, if elected) is payable when either the contract owner, or the first of joint owners or the annuitant (when a contract owner is not an individual) dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. We calculate the death benefit value as of the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center (“claim date”). If your beneficiary wants to receive the death benefit on a date later than this, it may affect the amount of the benefit payable in the future. The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary’s lifetime. (See “Systematic Withdrawals” above). A beneficiary’s right to elect an annuity option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary.

If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see “Required Distributions upon Contract Owner’s Death.” Interest earned on this account may be less than interest paid on other settlement options.

Your death benefit and mortality and expense risk charge depend on the category of contract owners to which you belong and on the death benefit that you choose.

You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the Quarterly Ratchet Enhanced Death Benefit or (iii) the Max 7 Enhanced Death Benefit. The Quarterly Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The Enhanced Death Benefits are available only at the time you purchase your Contract. The Enhanced Death Benefits are not available where a Contract is owned by joint owners. Not all death benefits are available in every state. If you do not choose a death benefit, your death benefit will be the Standard Death Benefit.

Once you choose a death benefit, you cannot change it. We may stop or suspend offering any of the Enhanced Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit. The ING LifePay rider may also affect the death benefit.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

1)	the contract value; or
2)	the cash surrender value.

The Standard Death Benefit equals the greater of:

1)	the Base Death Benefit; and
2)	the Standard Minimum Guaranteed Death Benefit (“Standard MGDB”) for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds.

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Covered Funds are all investment options not designated as Excluded Funds. No investment options are currently designated as Excluded Funds for purposes of the Standard MGDB.

The Standard MGDB allocated to Covered Funds equals premiums allocated to Covered Funds less pro-rata adjustments for any withdrawals and transfers.

The Standard MGDB allocated to Excluded Funds equals premiums allocated to Excluded Funds less pro-rata adjustments for any withdrawals and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the Standard MGDB on a pro-rata basis. The percentage reduction in the Standard MGDB for each Fund category (i.e. Covered or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Standard MGDB.

•

Net transfers from Covered Funds to Excluded Funds will reduce the Standard MGDB in the Covered Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Excluded Funds will equal the decrease in the Standard MGDB in Covered Funds.

•

Net transfers from Excluded Funds to Covered Funds will reduce the Standard MGDB in Excluded Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the decrease in the Standard MGDB in Excluded Funds.

Enhanced Death Benefit Options. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit or the Enhanced Death Benefit option elected. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund or Excluded Fund on existing Contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit.

For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The Quarterly Ratchet Enhanced Death Benefit equals the greater of:

1)	the Standard Death Benefit; and
2)	the Quarterly Ratchet Minimum Guaranteed Death Benefit (“Quarterly Ratchet MGDB”) allocated to Covered Funds plus the contract value allocated to Excluded Funds.

Covered Funds are all investment options not designated as Excluded Funds. No investment options are currently designated as Excluded Funds for purposes of the Quarterly Ratchet MGDB.

The Quarterly Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each quarterly anniversary (three months from the contract date and each three month anniversary of that date) that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Covered Funds will be set to the greater of:

1)	the current contract value in Covered Funds (after deductions occurring as of that date); or
2)

the Quarterly Ratchet MGDB in Covered Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Covered Funds is equal to the Quarterly Ratchet MGDB in the Covered Funds from the last quarterly anniversary, adjusted for new premiums and partial

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withdrawals attributable to Covered Funds, and transfers.

The Quarterly Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each quarterly anniversary that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Excluded Funds will be set to the greater of:

1)	the current contract value in Excluded Funds (after deductions occurring as of that date); or
2)

the Quarterly Ratchet MGDB in the Excluded Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Excluded Funds is equal to the Quarterly Ratchet MGDB in the Excluded Funds from the last quarterly anniversary, adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Quarterly Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Special or Excluded Funds will reduce the Quarterly Ratchet MGDB in Covered Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the Quarterly Ratchet MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Quarterly Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Quarterly Ratchet MGDB in Excluded Funds

The Max 7 Enhanced Death Benefit equals the greater of the Quarterly Ratchet Enhanced Death Benefit and the 7% Solution Death Benefit Element. Each element of the Max 7 Enhanced Death Benefit is determined independently of the other at all times.

The 7% Solution Death Benefit Element is the greater of:

1)	the Standard Death Benefit; and
2)	the lesser of:
a)	3 times all premium payments, adjusted for withdrawals (the “cap”); or
b)	the sum of the 7% Solution Minimum Guaranteed Death Benefit Element (“7% MGDB”) allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

For purposes of calculating the 7% Solution Death Benefit Element, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio, the the ING VP Intermediate Bond Portfolio, the ING PIMCO Core Bond Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account.

Covered Funds are all investment options not designated as Special Funds or Excluded Funds. No investment options are currently designated as Excluded Funds.

The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from

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Excluded Funds.

Withdrawals reduce the 7% MGDB on a pro-rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro-rata basis.

Note:

In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

Earnings Multiplier Benefit Rider. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for issue ages 75 or under. You may add it at issue of the Contract or, if not yet available in your state, on the next contract anniversary following introduction of the rider in your state. The date on which the rider is added is referred to as the “rider effective date.”

If the rider is added at issue, the rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of premiums adjusted for withdrawals (“Maximum Base”). Currently, if added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) the Maximum Base; and ii) the contract value on the claim date minus premiums adjusted for withdrawals. If added after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and ii) the contract value on the claim date minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals. The adjustment to the benefit for withdrawals is pro-rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for the earnings multiplier benefit rider and once selected, it may not be revoked. The rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see “Charges and Fees — Earnings Multiplier Benefit Charge” for a description of the charge.

The rider is available for both non-qualified and qualified contracts. Please see the discussions of possible tax consequences in “Federal Tax Considerations,” “Individual Retirement Annuities,” “Taxation of Qualified Contracts,” and “Tax Consequences of Enhanced Death Benefit,” in this prospectus.

Death Benefit During the Income Phase

If any contract owner or the annuitant dies after the annuity start date, we will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

Continuation After Death — Spouse

If at the contract owner’s death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the Contract as his or her own, the following will apply:

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value on that date is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the addition to the ING Liquid Assets subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values. Any addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the Contract elects to continue the Contract as his or her own.

The death benefits under each of the available options will continue, based on the surviving spouse’s age on the date

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that ownership changes.

At subsequent surrender, we will waive any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner. Any premiums paid later will be subject to any applicable surrender charge.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the ING Liquid Assets subaccount, or its successor.

The earnings multiplier benefit rider will continue, if the surviving spouse is eligible based on his or her attained age. If the surviving spouse is older than the maximum rider issue age, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted contract value. The calculation of the benefit going forward will be: (i) based on the attained age of the spouse at the time of the ownership change using current values as of that date; (ii) computed as if the rider were added to the Contract after issue and after the increase; and (iii) based on the Maximum Base and percentages in effect on the original rider date. However, we may permit the surviving spouse to elect to use the then-current Maximum Base and percentages in the benefit calculation.

Continuation After Death — Not a Spouse

If the beneficiary or surviving joint owner is not the spouse of the owner, the Contract may continue in force subject to the required distribution rules of the Tax Code. See next section, “Required Distributions Upon Contract Owner’s Death.”

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the ING Liquid Assets subaccount, or its successor.

The death benefit will then terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the ING Liquid Assets subaccount, or its successor. The earnings multiplier benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

Required Distributions Upon Contract Owner’s Death

We will not allow any payment of benefits provided under a non-qualified Contract which do not satisfy the requirements of Section 72(s) of the Tax Code.

If any contract owner of a non-qualified Contract dies before the annuity start date, we will distribute the death benefit payable to the beneficiary as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner’s date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner’s date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner’s date of death.

Notwithstanding (a) and (b) above, if the sole contract owner’s beneficiary is the deceased owner’s surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner’s death. Upon receipt of such election from the spouse at our Customer Service Center: (i) all rights of the spouse as contract owner’s beneficiary under the Contract in effect prior to such election will cease; (ii) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (iii) all rights and privileges granted by the Contract or allowed by

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us will belong to the spouse as contract owner of the Contract. We deem the spouse to have made this election if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner’s beneficiary is not a spouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner’s death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary (“stretch”). “Stretch” payments will be subject to the same limitations as systematic withdrawals, and non-qualified “stretch” payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from an owner’s beneficiary who is not a spouse within the 1-year period after the contract owner’s date of death, then we will pay the death benefit to the owner’s beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. Such cash payment will be in full settlement of all our liability under the Contract.

If a contract owner dies after the annuity start date, all of the contract owner’s rights granted under the Contract or allowed by us will pass to the contract owner’s beneficiary.

If a Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

Effect of ING LifePay Rider on Death Benefit

If you die before Lifetime Automatic Periodic Benefit Status under the ING LifePay rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse’s death. Please see “ING LifePay Minimum Guaranteed Withdrawal Benefit Rider - Death or Change of Owner/Annuitant” for a description of the impact of the owner’s death on the ING LifePay rider.

If you die during Lifetime Automatic Periodic Benefit Status, payments will stop. No other death benefit is payable. Please see “ING LifePay Minimum Guaranteed Withdrawal Benefit Rider.”

THE ANNUITY OPTIONS

Annuitization of Your Contract

If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value, adjusted for any applicable Market Value Adjustment, on the annuity start date in accordance with the annuity option you chose.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner’s death or the annuitant’s death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In such a case, the payments will be based on the life expectancy of the beneficiary rather than the life of the annuitant. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we

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pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate under applicable law), the total contract value applied to periodic income payments, and the applicable payment rate.

Our approval is needed for any option where:

1)	The person named to receive payment is other than the contract owner or beneficiary;
2)	The person named is not a natural person, such as a corporation; or
3)	Any income payment would be less than the minimum annuity income payment allowed.

Selecting the Annuity Start Date

You select the annuity start date, which is the date on which the annuity payments commence. Unless we consent, the annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant’s 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant’s 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see “Federal Tax Considerations” and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70½ or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

Frequency of Annuity Payments

You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

Beneficiary Rights

A beneficiary’s right to elect an annuity option or receive a lump sum may have been restricted by the contract owner. If so, such options will not be available to the beneficiary.

The Annuity Options

We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed payments are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company’s general account.

Option 1. Income for a Fixed Period. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59½.

Option 2. Income for Life with a Period Certain. Under this option, we make payments for the life of the

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annuitant in equal monthly installments and guarantee the income for at least a period certain, such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount of your Contract. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person’s age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

Option 3. Joint Life Income. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

Option 4. Annuity Plan. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

Payment When Named Person Dies

When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and ING USA. The amounts we will pay are determined as follows:

1)     For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2.

2)	For Option 3, no amounts are payable after both named persons have died.
3)	For Option 4, the annuity option agreement will state the amount we will pay, if any.

OTHER CONTRACT PROVISIONS

Reports to Contract Owners

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report and in any confirmation notice. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (i) when the New York Stock Exchange is closed; (ii) when trading on the New York Stock Exchange is restricted; (iii) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B’s net assets; or (iv) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

In Case of Errors in Your Application

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought had the age or gender not been misstated.

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Assigning the Contract as Collateral

You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary’s rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

Contract Changes — Applicable Tax Law

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. We will give you advance notice of such changes.

Free Look

You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value (which may be more or less than the premium payments you paid) or, if required by your state, the original amount of your premium payment. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the Fixed Account), and (ii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the ING Liquid Assets subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your free look rights depend on the laws of the state in which you purchase the Contract. Your Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your contract value at the close of business on the day we void your Contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

Special Arrangements

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

Selling the Contract

Our affiliate, Directed Services, Inc. (“DSI”), 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. DSI, a New York corporation, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. (“NASD”).

DSI does not retain any commissions or compensation paid to it by ING USA for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products (“selling firms”). Selling firms are also registered with the SEC and are NASD member firms.

DSI pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by DSI to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

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DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. DSI has entered into a selling agreement with Wells Fargo Securities, Inc. (“Wells Fargo”) to sell the Contracts through registered representatives of Wells Fargo and its affiliated broker dealers. Wells Fargo may receive commissions of up to 7.0% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 1.25% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on the firm’s practices. Commissions and annual compensation, when combined, could exceed 7.0% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, DSI may pay or allow other promotional incentives or payments in the form of cash or other compensation to selling firms.

DSI has special compensation arrangements with certain selling firms based on those firms’ aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of contracts described above, DSI may also pay selling firms additional compensation or reimbursement for their efforts in selling Contracts to you and other customers, including for, among other things, training of sales personnel, marketing or other sales-related services they provide to us or our affiliates. This compensation or reimbursement may take the form of:

•	Marketing allowances;
•

Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products, including holding training programs at our expense;

•	Payment or reimbursement of attendance by registered representatives at training or education meetings sponsored by the selling firm or by us, as permitted by NASD rules; and
•	Contribution to the cost of meetings held by affiliated or unaffiliated selling firms, as permitted by the NASD rules.

The following is a list of the top 25 selling firms that, during 2005, received the largest dollar amounts, in the aggregate, from DSI in connection with the sale of annuity contracts, ranked by total dollars received:

1.	Morgan Stanley DW Inc.	14.	Investors Capital Corp.
2.	UBS Financial Services, Inc.	15.	PrimeVest Financial Services, Inc.
3.	Linsco/Private Ledger Corp.	16.	Centaurus Financial, Inc.
4.	Citigroup Global Markets Inc.	17.	McDonald Investments Inc.
5.	Wachovia Securities LLC	18.	RBC Dain Rauscher Inc.
6.	Wells Fargo Investments, LLC	19.	Commonwealth Financial Network
7.	Planning Corporation of America	20.	Mutual Service Corporation
8.	National Planning Corporation	21.	Lincoln Financial Advisors Corporation
9.	Merrill Lynch, Pierce, Fenner & Smith Inc.	22.	NFP Securities, Inc.
10.	ING Financial Partners, Inc.	23.	Compass Brokerage, Inc.
11.	A. G. Edwards & Sons, Inc.	24.	Citicorp Investment Services
12.	Financial Network Investment Corporation	25.	Securities America, Inc.
13.	ING Financial Advisors, LLC

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values. DSI may, at its discretion, pay additional cash compensation to wholesalers/distributors for sales by certain broker-dealers or “focus firms.”

Affiliated selling firms may include Bancnorth Investment Group, Inc., Financial Network Investment Corporation, Guaranty Brokerage Services, Inc., ING America Equities, Inc., ING Direct Funds Limited, ING DIRECT

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Securities, Inc., ING Financial Advisers, LLC, ING Financial Markets, LLC, ING Financial Partners, Inc., ING Funds Distributor, LLC, ING Investment Management Services, LLC, Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc. and Systematized Benefits Administrators, Inc.

We do not pay any additional compensation on the sale or exercise of any of the Contract’s optional benefit riders offered in this prospectus.

This is a general discussion of the types and levels of compensation paid by us for sales of annuity contracts. It is important for you to know that the payment of volume-based compensation to a selling firm or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company.

OTHER INFORMATION

Voting Rights

We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract’s contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.

State Regulation

We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

Legal Proceedings

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

ING USA is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Directed Services, Inc., the principal underwriter and distributor of the contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Directed Services, Inc. is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

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FEDERAL TAX CONSIDERATIONS

Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

•	Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

•	Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

•	This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and

•	We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

Types of Contracts: Non-Qualified or Qualified

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Tax Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408, 408A or 457 of the Tax Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on your tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment. Some retirement plans are subject to additional distribution and other requirements that are not incorporated into our Contract. Because the Plan is not part of the Contract, we are not bound by any Plan’s terms or conditions. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

Taxation of Non-Qualified Contracts

Taxation Prior to Distribution

We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to receive deferral of taxation, the following requirements must be satisfied:

Diversification. Internal Revenue Code Section 817(h) requires investments within a separate account , such as our variable account, to be adequately diversified. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification, and the Internal Revenue Service has published various revenue rulings and private letter rulings addressing diversification issues. To be adequately diversified, each subaccount and its corresponding fund must meet certain tests. If these test are not met, you would then be subject to federal income tax on your Contract income as you earn it. Each subaccount’s corresponding fund has

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represented that it will meet the diversification standards that apply to your Contract. Accordingly, we believe it is reasonable to conclude that the diversification requirements have been satisfied. If it is determined, however, that your Contract does not satisfy the applicable diversification regulations and rulings because a subaccount's corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate and reasonable steps to bring your Contract into compliance with such regulations and rulings and we reserve the right to modify your Contract as necessary in order to do so.

Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro-rata share of the assets of the separate account.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See “Death Benefit Choices” for additional information on required distributions from non-qualified contracts.

Non-Natural Persons. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the “investment in the contract” (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser.

Delayed Annuity Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

Taxation of Distributions

General. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the ING LifePay rider while in Guaranteed Withdrawal Status), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made. The contract value that applies for this purpose is unclear in some respects. For example, the living benefits provided under riders to the Contract, i.e., the ING LifePay and MGIB riders, as well as the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you. We currently treat any amounts paid to you under the ING LifePay rider while in Automatic Periodic Benefit Status as annuity payments rather than withdrawals. See “Taxation of Annuity Payments” below.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s cost basis in the contract.

10% Penalty Tax. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

•	made on or after the taxpayer reaches age 59½

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•	made on or after the death of a contract owner;

•	attributable to the taxpayer’s becoming disabled; or

•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

•	First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the Contract;

•	Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;

•	Then, from any remaining “income on the contract;” and

•	Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations, such as those associated with the MGIB benefit, as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a

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Beneficiary has elected to maintain Contract value and receive payments. The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a Contract, or the designation of an annuitant or payee other than an owner, may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser as to the tax consequences.

Immediate Annuities. Under section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. Treatment as an immediate annuity will have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain policy exchanges.

Multiple Contracts. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner’s income when a taxable distribution occurs.

Withholding. We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding will be mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Taxation of Qualified Contracts

General

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. When an annuity contract is used to fund one of these tax qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary). However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

Distributions – General

For qualified plans under Section 401(a) and 403(b), the Tax Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70½ or (ii) retires, and must be made in a

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specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Tax Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70½. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70½. Roth IRAs under Section 408A do not require distributions at any time before the contract owner’s death. Please note that required minimum distributions under qualified Contracts may be subject to surrender charges and/or market value adjustment, in accordance with the terms of the Contract. This could affect the amount that must be taken from the Contract in order to satisfy required minimum distributions.

Direct Rollovers

If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Tax Code, or is a tax-sheltered annuity under section 403(b) of the Tax Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any “eligible rollover distribution” from the Contract will be subject to the direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Tax Code, qualified annuity plan under section 403(a) of the Tax Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Tax Code, distributions which are part of a “series of substantially equal periodic payments” made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

Corporate and Self-Employed Pension and Profit Sharing Plans

Section 401(a) of the Tax Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

Individual Retirement Annuities – General

Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an “Individual Retirement Annuity” or “IRA.” These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

Individual Retirement Annuities – Distributions
All distributions from a traditional IRA are taxed as received unless either one of the following is true:
•	The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

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•	You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate the following:

•	Start date for distributions;

•	The time period in which all amounts in your account(s) must be distributed; and

•	Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70½. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

•	Over your life or the joint lives of you and your designated beneficiary; or

•	Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA – See below) plans. Different distribution requirements apply after your death.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2006, your entire balance must be distributed to the designated beneficiary by December 31, 2011. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

•	Over the life of the designated beneficiary; or

•	Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

•	December 31 of the calendar year following the calendar year of your death; or

•	December 31 of the calendar year in which you would have attained age 70½.

Roth IRAs – General

Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to

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contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Roth IRAs – Distributions

A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

•	Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

•	Made after you attain age 59½, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

Tax Sheltered Annuities – General

The Contracts may be used by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Tax Code section 403(b) plans. Section 403(b) of the Tax Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a Contract that will provide an annuity for the employee’s retirement. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and other specified circumstances. 403(b) plans may be subject to additional distribution and other requirements that are not incorporated into our Contract.

In addition, the Treasury proposed 403(b) regulations in November, 2004 which, if finalized, do not take effect until after 2005. These proposed regulations may not be relied upon until they become final. The proposed regulations include rules governing the ability of a 403(b) plan to be terminated which would entitle a participant to a distribution, a revocation of IRS Revenue Ruling 90-204 which would increase restrictions on a participant’s right to transfer his or her 403(b) account, the imposition of withdrawal restrictions on non-salary reduction amounts, as well as other changes. As a result, no attempt is made to provide more than general information about the use of the Contracts with 403(b) plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these 403(b) plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we are not bound by the terms and conditions of such plans to the extent such terms contradict the Contract. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. You should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that Contracts are purchased with proceeds from and/or contributions under 403(b) plans that qualify for the intended special federal income tax treatment.

Tax Sheltered Annuities – Loans

Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Tax Code (“TSA”). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your Contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, the Tax Code and other federal and state regulations. The amount and number of loans

WF Landmark -138992	53

outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

Any outstanding loan balance impacts the following:

•

Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

•	Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.
•	Riders:

•

Minimum Guaranteed Income Benefit (“MGIB”) Rider. If you exercise the MGIB rider, we reduce the MGIB Base by an amount equal to the ratio of the outstanding loan balance to the contract value multiplied by the MGIB Base.

•

ING LifePay Minimum Guaranteed Withdrawal Benefit (“ING LifePay”) Rider. The portion of the contract value used to pay off the outstanding loan balance will reduce the ING LifePay Base or MAW as applicable. We do not recommend the ING LifePay rider if loans are contemplated.

Tax Sheltered Annuities – Distributions
All distributions from Section 403(b) plans are taxed as received unless either of the following is true:

•	The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code; or

•	You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the required minimum amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

Tax Consequences of Enhanced Death Benefit

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

Other Tax Consequences

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of

WF Landmark -138992	54

distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

Possible Changes in Taxation

Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). In addition, legislative changes implemented under the Economic Growth and Tax Relief Reconciliation Act of 2001 are scheduled to sunset or expire after December 31, 2010 unless further extended by future legislation. You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone Act

The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone Act provide tax relief to victims of Hurricanes Katrina, Rita and Wilma. The relief includes a waiver of the 10% penalty tax on qualified hurricane distributions from eligible retirement plans (401(a), 401(k), 403(a), 403(b), governmental 457(b) and IRAs). In addition, the 20% mandatory withholding rules do not apply to these distributions and the tax may be spread out ratably over a three-year period. A recipient of qualified hurricane distribution may also elect to re-contribute all or a portion of the distribution to an eligible retirement plan within three (3) years of receipt without tax consequences. Other relief may also apply. You should consult a competent tax adviser for further information.

Federal Income Tax Withholding

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

Assignments

Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or to the Company as collateral for a loan.

Taxation of Company

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, a charge may be deducted from the separate account to provide for payment of such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

WF Landmark -138992	55

STATEMENT OF ADDITIONAL INFORMATION

Table of Contents

Introduction
Description of ING USA Annuity and Life Insurance Company
Separate Account B of ING USA Annuity and Life Insurance Company
Safekeeping of Assets
Independent Registered Public Accounting Firm
Distribution of Contracts
Performance Information
Other Information

Financial Statements of ING USA Annuity and Life Insurance Company

Financial Statements of ING USA Annuity and Life Insurance Company Separate Account B

Please tear off, complete and return the form below to order a free Statement of Additional Information for the Contracts offered under the prospectus. Send the form to our Customer Service Center at the address shown on the prospectus cover.

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:

__________________________________________________

Name

__________________________________________________

Social Security Number

__________________________________________________

Street Address

__________________________________________________

City, State, Zip

WF Landmark -138992	04/28/06

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

WF Landmark -138992	SAI-1

WF Landmark -138992

APPENDIX A

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2005, the following tables give (1) the accumulation unit value (“AUV”) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B available under the Contract for the indicated periods.

Separate Account Annual Charges of 1.65%

	2005	2004	2003
AIM V.I. LEISURE FUND
(Fund first available during May 2005)
Value at beginning of period	$11.89
Value at end of period	$11.55
Number of accumulation units outstanding at end of period	507,068
COLONIAL SMALL CAP VALUE FUND
(Fund first available during May 2005)
Value at beginning of period	$16.67
Value at end of period	$17.29
Number of accumulation units outstanding at end of period	2,694,431
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.79
Value at end of period	$12.38
Number of accumulation units outstanding at end of period	2,071,944
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$10.92	$9.98	$7.80
Value at end of period	$11.34	$10.92	$9.98
Number of accumulation units outstanding at end of period	2,083,613	1,820,927	947,458
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$19.17	$16.31	$9.92
Value at end of period	$20.15	$19.17	$16.31
Number of accumulation units outstanding at end of period	1,035,548	1,007,648	845,094
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.86	$10.98	$10.00
Value at end of period	$12.28	$11.86	$10.98
Number of accumulation units outstanding at end of period	8,805,371	5,275,914	536,261

CFI 1

Condensed Financial Information (continued)

	2005	2004	2003
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.85	$10.76	$10.00
Value at end of period	$13.47	$11.85	$10.76
Number of accumulation units outstanding at end of period	12,968,062	7,574,705	1,003,541
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.54	$11.61	$10.00
Value at end of period	$16.11	$13.54	$11.61
Number of accumulation units outstanding at end of period	4,950,832	2,513,020	241,840
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.97
Value at end of period	$10.99
Number of accumulation units outstanding at end of period	966,411
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.84
Value at end of period	$18.34
Number of accumulation units outstanding at end of period	1,455,754
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.80
Value at end of period	$11.28
Number of accumulation units outstanding at end of period	4,508,542
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.96
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	43,804
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$20.43	$18.08	$14.68
Value at end of period	$20.15	$20.43	$18.08
Number of accumulation units outstanding at end of period	377,982	394,924	364,191
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.89
Value at end of period	$10.74
Number of accumulation units outstanding at end of period	1,302,047
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.47
Value at end of period	$10.71
Number of accumulation units outstanding at end of period	92,164

CFI 2

CFI 3

Condensed Financial Information (continued)

	2005	2004	2003
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.52	$9.44	$7.19
Value at end of period	$13.25	$11.52	$9.44
Number of accumulation units outstanding at end of period	3,308,905	2,007,253	1,236,349
ING FMRSM EARNINGS GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.17
Value at end of period	$10.51
Number of accumulation units outstanding at end of period	19,414
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.13
Value at end of period	$10.99
Number of accumulation units outstanding at end of period	17,593
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$21.23
Value at end of period	$28.76
Number of accumulation units outstanding at end of period	1,133,308
ING GOLDMAN SACHS TOLLKEEPER® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.04
Value at end of period	$7.05
Number of accumulation units outstanding at end of period	1,030,731
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$10.30	$8.94	$6.04
Value at end of period	$11.71	$10.30	$8.94
Number of accumulation units outstanding at end of period	473,569	395,916	344,837
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$10.28	$8.88	$6.16
Value at end of period	$13.64	$10.28	$8.88
Number of accumulation units outstanding at end of period	1,968,335	1,024,922	472,273
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.85	$11.86	$10.00
Value at end of period	$14.95	$13.85	$11.86
Number of accumulation units outstanding at end of period	741,906	566,780	56,919
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.63	$10.34	$7.83
Value at end of period	$13.06	$13.63	$10.34
Number of accumulation units outstanding at end of period	1,518,628	1,021,256	506,711

CFI 4

CFI 5

Condensed Financial Information (continued)

	2005	2004	2003
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.06
Value at end of period	$10.62
Number of accumulation units outstanding at end of period	349,843
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.29	$10.59	$8.21
Value at end of period	$13.94	$12.29	$10.59
Number of accumulation units outstanding at end of period	3,692,516	1,879,994	296,301
ING LEGG MASON VALUE PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$9.46	$8.45	$7.01
Value at end of period	$9.86	$9.46	$8.45
Number of accumulation units outstanding at end of period	4,293,067	2,715,141	2,048,406
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.24
Value at end of period	$11.92
Number of accumulation units outstanding at end of period	6,449,925
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.12
Value at end of period	$11.69
Number of accumulation units outstanding at end of period	16,262,154
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.95
Value at end of period	$11.39
Number of accumulation units outstanding at end of period	13,849,451
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.81
Value at end of period	$11.20
Number of accumulation units outstanding at end of period	4,609,138
ING LIQUID ASSETS PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.97
Value at end of period	$15.14
Number of accumulation units outstanding at end of period	2,157,975
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.18	$10.34	$8.01
Value at end of period	$11.60	$11.18	$10.34
Number of accumulation units outstanding at end of period	1,060,605	1,173,059	1,081,824

CFI 6

Condensed Financial Information (continued)

	2005	2004	2003
ING MARKETPRO PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.09
Value at end of period	$9.98
Number of accumulation units outstanding at end of period	7,438
ING MARSICO GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$14.93	$13.49	$10.34
Value at end of period	$15.99	$14.93	$13.49
Number of accumulation units outstanding at end of period	2,979,009	2,512,016	1,979,404
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.00
Value at end of period	$12.40
Number of accumulation units outstanding at end of period	888,379
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.86
Value at end of period	$11.78
Number of accumulation units outstanding at end of period	1,015,999
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.83
Value at end of period	$12.25
Number of accumulation units outstanding at end of period	260,047
ING MFS MID CAP GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$24.37	$21.54	$15.74
Value at end of period	$24.72	$24.37	$21.54
Number of accumulation units outstanding at end of period	1,075,858	1,290,210	1,153,663
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$23.63
Value at end of period	$23.92
Number of accumulation units outstanding at end of period	3,365,929
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.07
Value at end of period	$11.38
Number of accumulation units outstanding at end of period	1,195,134
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.93
Value at end of period	$12.17

CFI 8

Number of accumulation units outstanding at end of period	344,200

CFI 9

Condensed Financial Information (continued)

	2005	2004	2003
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available in this product during November 2003)
Value at beginning of period	$20.16	$18.16	$14.82
Value at end of period	$20.96	$20.16	$18.16
Number of accumulation units outstanding at end of period	858,685	887,678	933,001
ING PIMCO CORE BOND PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.22	$12.82	$12.44
Value at end of period	$13.32	$13.22	$12.82
Number of accumulation units outstanding at end of period	4,194,516	3,434,155	2,698,621
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available in this product during May 2004)
Value at beginning of period	$10.80	$10.00
Value at end of period	$11.08	$10.80
Number of accumulation units outstanding at end of period	4,678,798	4,403,121
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.00
Value at end of period	$10.96
Number of accumulation units outstanding at end of period	835,053
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.00
Value at end of period	$10.88
Number of accumulation units outstanding at end of period	6,591,837
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.63	$10.81	$10.00
Value at end of period	$12.72	$11.63	$10.81
Number of accumulation units outstanding at end of period	1,579,345	1,121,331	94,036
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.29	$11.59	$8.49
Value at end of period	$12.64	$12.29	$11.59
Number of accumulation units outstanding at end of period	2,187,034	2,410,480	2,190,115
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$19.65
Value at end of period	$21.24
Number of accumulation units outstanding at end of period	1,493,366
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$38.07	$33.19	$26.95
Value at end of period	$40.34	$38.07	$33.19

CFI 10

Number of accumulation units outstanding at end of period	4,439,198	3,119,934	1,938,760

CFI 11

Condensed Financial Information (continued)

	2005	2004	2003
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$27.43	$24.27	$19.72
Value at end of period	$28.03	$27.43	$24.27
Number of accumulation units outstanding at end of period	2,827,868	2,602,040	1,543,749
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.14
Value at end of period	$9.58
Number of accumulation units outstanding at end of period	972,804
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.15
Value at end of period	$11.96
Number of accumulation units outstanding at end of period	45,256
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.13
Value at end of period	$12.35
Number of accumulation units outstanding at end of period	1,620,818
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.16
Value at end of period	$10.84
Number of accumulation units outstanding at end of period	369,153
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.02
Value at end of period	$11.34
Number of accumulation units outstanding at end of period	475,714
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.15	$10.97	$8.83
Value at end of period	$13.30	$12.15	$10.97
Number of accumulation units outstanding at end of period	2,119,939	1,143,284	441,247
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$25.05	$22.32	$17.75
Value at end of period	$27.12	$25.05	$22.32
Number of accumulation units outstanding at end of period	1,524,990	1,423,862	1,070,653
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$49.64	$36.64	$27.05
Value at end of period	$57.02	$49.64	$36.64

CFI 12

Number of accumulation units outstanding at end of period	935,631	672,058	395,687

CFI 13

Condensed Financial Information (continued)

	2005	2004	2003
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.08
Value at end of period	$11.72
Number of accumulation units outstanding at end of period	515,129
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$7.07	$6.57	$5.17
Value at end of period	$7.26	$7.07	$6.57
Number of accumulation units outstanding at end of period	643,892	521,142	424,273
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.38
Value at end of period	$10.32
Number of accumulation units outstanding at end of period	361
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$9.67	$8.92	$10.00
Value at end of period	$10.01	$9.67	$8.92
Number of accumulation units outstanding at end of period	1,717,454	1,211,622	392,888
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.92
Value at end of period	$11.91
Number of accumulation units outstanding at end of period	1,374,933
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.33
Value at end of period	$11.96
Number of accumulation units outstanding at end of period	1,104,254
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.40	$11.08	$10.63
Value at end of period	$11.54	$11.40	$11.08
Number of accumulation units outstanding at end of period	3,017,046	1,881,640	337,031
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available in this product during April 2004)
Value at beginning of period	$7.45	$7.09
Value at end of period	$8.07	$7.45
Number of accumulation units outstanding at end of period	307,954	316,589
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$6.77	$6.26	$4.60
Value at end of period	$7.25	$6.77	$6.26
Number of accumulation units outstanding at end of period	1,407,649	1,295,970	951,109

CFI 14

CFI 15

Condensed Financial Information (continued)

	2005	2004	2003
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.69
Value at end of period	$11.22
Number of accumulation units outstanding at end of period	175,994
ING WELLS FARGO MID CAP DISCIPLINED
(Fund first available in this product during November 2003)
Value at beginning of period	$20.91	$18.88	$14.64
Value at end of period	$21.76	$20.91	$18.88
Number of accumulation units outstanding at end of period	348,785	411,913	463,551
ING WELLS FARGO SMALL CAP DISCIPLINED
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.74
Value at end of period	$9.71
Number of accumulation units outstanding at end of period	503
PROFUND VP BULL
(Fund first available in this product during November 2003)
Value at beginning of period	$8.78	$8.20	$6.64
Value at end of period	$8.87	$8.78	$8.20
Number of accumulation units outstanding at end of period	276,280	391,752	212,538
PROFUND VP EUROPE 30
(Fund first available during May 2005)
Value at beginning of period	$9.24
Value at end of period	$9.83
Number of accumulation units outstanding at end of period	204,701
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during May 2005)
Value at beginning of period	$8.20
Value at end of period	$7.43
Number of accumulation units outstanding at end of period	692,648
PROFUND VP SMALL CAP
(Fund first available in this product during November 2003)
Value at beginning of period	$11.58	$10.08	$7.18
Value at end of period	$11.71	$11.58	$10.08
Number of accumulation units outstanding at end of period	773,522	702,471	550,359
WELLS FARGO VT ASSET ALLOCATION FUND
(Fund first available in this product during January 2004)
Value at beginning of period	$11.34	$10.75
Value at end of period	$11.71	$11.34
Number of accumulation units outstanding at end of period	159,975	66,510
WELLS FARGO VT EQUITY INCOME FUND
(Fund first available in this product during March 2004)
Value at beginning of period	$11.75	$11.29
Value at end of period	$12.17	$11.75
Number of accumulation units outstanding at end of period	19,076	16,526

CFI 16

Condensed Financial Information (continued)

	2005	2004	2003
WELLS FARGO VT EQUITY VALUE FUND
(Fund first available in this product during January 2004)
Value at beginning of period	$11.75	$10.80
Value at end of period	$11.92	$11.75
Number of accumulation units outstanding at end of period	19,222	10,233
WELLS FARGO VT LARGE COMPANY GROWTH FUND
(Fund first available in this product during January 2004)
Value at beginning of period	$10.42	$10.44
Value at end of period	$10.84	$10.42
Number of accumulation units outstanding at end of period	95,851	65,130
WELLS FARGO VT MONEY MARKET FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.88
Value at end of period	$9.96
Number of accumulation units outstanding at end of period	7,303
WELLS FARGO VT SMALL CAP GROWTH FUND
(Fund first available in this product during January 2004)
Value at beginning of period	$11.91	$11.30
Value at end of period	$12.45	$11.91
Number of accumulation units outstanding at end of period	25,685	14,649
WELLS FARGO VT TOTAL RETURN BOND FUND
(Fund first available in this product during February 2004)
Value at beginning of period	$10.40	$10.25
Value at end of period	$10.43	$10.40
Number of accumulation units outstanding at end of period	47,106	18,206

CFI 18

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 1.80%

	2005	2004	2003
AIM V.I. LEISURE FUND
(Fund first available during May 2005)
Value at beginning of period	$11.84
Value at end of period	$11.49
Number of accumulation units outstanding at end of period	352,163
COLONIAL SMALL CAP VALUE FUND
(Fund first available during May 2005)
Value at beginning of period	$16.63
Value at end of period	$17.22
Number of accumulation units outstanding at end of period	1,123,510
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.24
Value at end of period	$14.03
Number of accumulation units outstanding at end of period	1,399,642
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$10.86	$9.94	$7.79
Value at end of period	$11.26	$10.86	$9.94
Number of accumulation units outstanding at end of period	1,488,441	1,417,019	1,180,858
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$18.91	$16.11	$9.82
Value at end of period	$19.85	$18.91	$16.11
Number of accumulation units outstanding at end of period	1,600,667	2,040,024	2,304,112
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.83	$10.98	$10.00
Value at end of period	$12.24	$11.83	$10.98
Number of accumulation units outstanding at end of period	3,869,182	2,706,900	724,335
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.82	$10.76	$10.00
Value at end of period	$13.42	$11.82	$10.76
Number of accumulation units outstanding at end of period	5,322,761	3,253,026	913,862
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.52	$11.60	$10.00
Value at end of period	$16.05	$13.52	$11.60
Number of accumulation units outstanding at end of period	2,431,609	1,413,483	261,151

CFI 19

Condensed Financial Information (continued)

	2005	2004	2003
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.02
Value at end of period	$10.97
Number of accumulation units outstanding at end of period	428,655
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.58
Value at end of period	$18.06
Number of accumulation units outstanding at end of period	2,107,561
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.72
Value at end of period	$11.18
Number of accumulation units outstanding at end of period	5,800,169
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.96
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	19,330
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$20.12	$17.84	$14.50
Value at end of period	$19.82	$20.12	$17.84
Number of accumulation units outstanding at end of period	760,223	904,507	983,871
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.88
Value at end of period	$10.71
Number of accumulation units outstanding at end of period	1,100,939
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.46
Value at end of period	$10.68
Number of accumulation units outstanding at end of period	24,325
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.45	$9.39	$7.17
Value at end of period	$13.14	$11.45	$9.39
Number of accumulation units outstanding at end of period	3,735,442	2,325,815	2,031,360
ING FMRSM EARNINGS GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.32
Value at end of period	$10.50
Number of accumulation units outstanding at end of period	23,613

CFI 20

CFI 21

Condensed Financial Information (continued)

	2005	2004	2003
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.37
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	793
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$20.72
Value at end of period	$28.03
Number of accumulation units outstanding at end of period	958,681
ING GOLDMAN SACHS TOLLKEEPER® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.00
Value at end of period	$7.00
Number of accumulation units outstanding at end of period	980,093
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$10.23	$8.89	$6.02
Value at end of period	$11.62	$10.23	$8.89
Number of accumulation units outstanding at end of period	599,753	573,273	629,201
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$10.18	$8.80	$6.11
Value at end of period	$13.47	$10.18	$8.80
Number of accumulation units outstanding at end of period	1,662,498	1,042,282	847,929
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.82	$11.86	$10.00
Value at end of period	$14.90	$13.82	$11.86
Number of accumulation units outstanding at end of period	275,629	176,344	80,497
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.63	$10.31	$7.82
Value at end of period	$12.98	$13.63	$10.31
Number of accumulation units outstanding at end of period	1,019,675	873,013	681,441
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.13
Value at end of period	$10.61
Number of accumulation units outstanding at end of period	297,901
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.24	$10.57	$8.20
Value at end of period	$13.86	$12.24	$10.57
Number of accumulation units outstanding at end of period	1,478,096	630,752	268,993

CFI 22

CFI 23

Condensed Financial Information (continued)

	2005	2004	2003
ING LEGG MASON VALUE PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$9.40	$8.41	$6.99
Value at end of period	$9.79	$9.40	$8.41
Number of accumulation units outstanding at end of period	3,832,627	3,269,858	3,698,410
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.23
Value at end of period	$11.89
Number of accumulation units outstanding at end of period	3,819,492
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.11
Value at end of period	$11.66
Number of accumulation units outstanding at end of period	5,774,561
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.94
Value at end of period	$11.36
Number of accumulation units outstanding at end of period	5,570,119
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.80
Value at end of period	$11.17
Number of accumulation units outstanding at end of period	2,731,105
ING LIQUID ASSETS PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.62
Value at end of period	$14.75
Number of accumulation units outstanding at end of period	3,755,357
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.10	$10.28	$7.98
Value at end of period	$11.50	$11.10	$10.28
Number of accumulation units outstanding at end of period	1,082,721	1,181,536	1,251,944
ING MARKETPRO PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.03
Value at end of period	$9.98
Number of accumulation units outstanding at end of period	11,698
ING MARSICO GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$14.73	$13.34	$10.23
Value at end of period	$15.75	$14.73	$13.34
Number of accumulation units outstanding at end of period	4,449,482	4,872,617	5,319,925

CFI 24

Condensed Financial Information (continued)

	2005	2004	2003
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.02
Value at end of period	$12.38
Number of accumulation units outstanding at end of period	901,211
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.82
Value at end of period	$11.72
Number of accumulation units outstanding at end of period	1,075,154
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.78
Value at end of period	$12.18
Number of accumulation units outstanding at end of period	312,414
ING MFS MID CAP GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$24.00	$21.24	$15.55
Value at end of period	$24.30	$24.00	$21.24
Number of accumulation units outstanding at end of period	1,862,675	2,244,738	2,586,393
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$23.27
Value at end of period	$23.51
Number of accumulation units outstanding at end of period	4,475,568
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.14
Value at end of period	$11.37
Number of accumulation units outstanding at end of period	997,079
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.12
Value at end of period	$13.48
Number of accumulation units outstanding at end of period	134,955
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available in this product during November 2003)
Value at beginning of period	$19.85	$17.91	$14.64
Value at end of period	$20.61	$19.85	$17.91
Number of accumulation units outstanding at end of period	1,625,837	1,916,552	2,135,321
ING PIMCO CORE BOND PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.02	$12.64	$12.29
Value at end of period	$13.10	$13.02	$12.64

CFI 25

Number of accumulation units outstanding at end of period	4,451,341	4,229,657	4,187,288

CFI 27

Condensed Financial Information (continued)

	2005	2004	2003
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available in this product during May 2004)
Value at beginning of period	$10.79	$10.00
Value at end of period	$11.06	$10.79
Number of accumulation units outstanding at end of period	4,992,196	5,910,000
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.22
Value at end of period	$10.95
Number of accumulation units outstanding at end of period	547,803
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.07
Value at end of period	$10.87
Number of accumulation units outstanding at end of period	3,271,699
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.61	$10.80	$10.00
Value at end of period	$12.67	$11.61	$10.80
Number of accumulation units outstanding at end of period	554,505	414,445	147,757
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.20	$11.52	$8.45
Value at end of period	$12.52	$12.20	$11.52
Number of accumulation units outstanding at end of period	3,073,205	3,539,089	4,017,738
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$19.29
Value at end of period	$20.82
Number of accumulation units outstanding at end of period	1,545,865
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$37.15	$32.45	$26.38
Value at end of period	$39.31	$37.15	$32.45
Number of accumulation units outstanding at end of period	5,593,875	5,095,640	4,498,234
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$26.77	$23.73	$19.30
Value at end of period	$27.32	$26.77	$23.73
Number of accumulation units outstanding at end of period	2,579,967	2,660,206	2,387,635
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.09
Value at end of period	$9.50

CFI 28

Number of accumulation units outstanding at end of period	1,054,274

CFI 29

Condensed Financial Information (continued)

	2005	2004	2003
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.21
Value at end of period	$11.93
Number of accumulation units outstanding at end of period	19,477
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.08
Value at end of period	$12.28
Number of accumulation units outstanding at end of period	271,921
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.16
Value at end of period	$10.83
Number of accumulation units outstanding at end of period	247,764
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.98
Value at end of period	$11.28
Number of accumulation units outstanding at end of period	552,480
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.10	$10.94	$8.82
Value at end of period	$13.23	$12.10	$10.94
Number of accumulation units outstanding at end of period	1,194,633	793,145	565,302
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$24.63	$21.98	$17.50
Value at end of period	$26.62	$24.63	$21.98
Number of accumulation units outstanding at end of period	1,917,353	1,987,888	2,020,012
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$48.45	$35.82	$26.48
Value at end of period	$55.57	$48.45	$35.82
Number of accumulation units outstanding at end of period	1,005,107	1,026,075	933,790
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.07
Value at end of period	$11.70
Number of accumulation units outstanding at end of period	484,010
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$7.02	$6.53	$5.15
Value at end of period	$7.20	$7.02	$6.53

CFI 30

Number of accumulation units outstanding at end of period	883,388	872,735	910,436

CFI 31

Condensed Financial Information (continued)

	2005	2004	2003
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$9.62	$8.89	$7.19
Value at end of period	$9.94	$9.62	$8.89
Number of accumulation units outstanding at end of period	1,190,341	578,842	335,685
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.60
Value at end of period	$13.72
Number of accumulation units outstanding at end of period	577,024
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.66
Value at end of period	$14.40
Number of accumulation units outstanding at end of period	572,793
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.35	$11.05	$10.62
Value at end of period	$11.48	$11.35	$11.05
Number of accumulation units outstanding at end of period	2,290,174	1,363,166	785,879
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available in this product during April 2004)
Value at beginning of period	$7.41	$7.06
Value at end of period	$8.01	$7.41
Number of accumulation units outstanding at end of period	307,230	348,463
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$6.73	$6.24	$4.59
Value at end of period	$7.20	$6.73	$6.24
Number of accumulation units outstanding at end of period	1,411,612	1,460,032	1,478,756
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$8.60
Value at end of period	$9.01
Number of accumulation units outstanding at end of period	259,485
ING WELLS FARGO MID CAP DISCIPLINED
(Fund first available in this product during November 2003)
Value at beginning of period	$20.51	$18.55	$14.41
Value at end of period	$21.32	$20.51	$18.55
Number of accumulation units outstanding at end of period	1,109,749	1,286,081	1,511,002
ING WELLS FARGO SMALL CAP DISCIPLINED
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.88
Value at end of period	$9.71
Number of accumulation units outstanding at end of period	302

CFI 32

Condensed Financial Information (continued)

	2005	2004	2003
PROFUND VP BULL
(Fund first available in this product during November 2003)
Value at beginning of period	$8.73	$8.17	$6.62
Value at end of period	$8.81	$8.73	$8.17
Number of accumulation units outstanding at end of period	743,586	883,577	990,737
PROFUND VP EUROPE 30
(Fund first available during May 2005)
Value at beginning of period	$9.19
Value at end of period	$9.76
Number of accumulation units outstanding at end of period	237,235
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during May 2005)
Value at beginning of period	$8.18
Value at end of period	$7.40
Number of accumulation units outstanding at end of period	425,290
PROFUND VP SMALL CAP
(Fund first available in this product during November 2003)
Value at beginning of period	$11.51	$10.04	$7.16
Value at end of period	$11.62	$11.51	$10.04
Number of accumulation units outstanding at end of period	639,751	972,699	1,323,338

CFI 33

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 1.90%

	2005	2004	2003
AIM V.I. LEISURE FUND
(Fund first available during May 2005)
Value at beginning of period	$11.81
Value at end of period	$11.45
Number of accumulation units outstanding at end of period	615,019
COLONIAL SMALL CAP VALUE FUND
(Fund first available during May 2005)
Value at beginning of period	$16.60
Value at end of period	$17.17
Number of accumulation units outstanding at end of period	2,978,691
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.24
Value at end of period	$11.93
Number of accumulation units outstanding at end of period	1,295,394
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$10.82	$9.92	$7.78
Value at end of period	$11.21	$10.82	$9.92
Number of accumulation units outstanding at end of period	3,041,475	3,034,707	1,794,730
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$18.75	$15.99	$9.76
Value at end of period	$19.65	$18.75	$15.99
Number of accumulation units outstanding at end of period	2,645,181	3,046,960	2,753,698
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.82	$10.97	$10.00
Value at end of period	$12.21	$11.82	$10.97
Number of accumulation units outstanding at end of period	11,024,052	9,395,072	1,387,064
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.81	$10.75	$10.00
Value at end of period	$13.39	$11.81	$10.75
Number of accumulation units outstanding at end of period	14,220,295	12,085,363	1,785,979
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.50	$11.60	$10.00
Value at end of period	$16.01	$13.50	$11.60
Number of accumulation units outstanding at end of period	4,904,188	3,432,847	564,361
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)

CFI 34

Value at beginning of period	$10.02
Value at end of period	$10.97
Number of accumulation units outstanding at end of period	390,338

CFI 36

Condensed Financial Information (continued)

	2005	2004	2003
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.41
Value at end of period	$17.88
Number of accumulation units outstanding at end of period	2,937,686
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.67
Value at end of period	$11.11
Number of accumulation units outstanding at end of period	8,743,724
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.95
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	5,264
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$19.92	$17.67	$14.38
Value at end of period	$19.60	$19.92	$17.67
Number of accumulation units outstanding at end of period	952,970	1,083,314	1,029,028
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.87
Value at end of period	$10.69
Number of accumulation units outstanding at end of period	2,164,815
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.45
Value at end of period	$10.66
Number of accumulation units outstanding at end of period	66,624
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.40	$9.36	$7.15
Value at end of period	$13.07	$11.40	$9.36
Number of accumulation units outstanding at end of period	6,549,244	3,937,987	3,090,180
ING FMRSM EARNINGS GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.06
Value at end of period	$10.49
Number of accumulation units outstanding at end of period	60,712
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.00
Value at end of period	$10.97
Number of accumulation units outstanding at end of period	369

CFI 37

CFI 38

Condensed Financial Information (continued)

	2005	2004	2003
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$20.39
Value at end of period	$27.55
Number of accumulation units outstanding at end of period	2,247,684
ING GOLDMAN SACHS TOLLKEEPER® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$6.97
Value at end of period	$6.97
Number of accumulation units outstanding at end of period	1,868,194
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$10.19	$8.86	$6.01
Value at end of period	$11.55	$10.19	$8.86
Number of accumulation units outstanding at end of period	1,336,164	1,251,267	1,098,078
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$10.11	$8.75	$6.08
Value at end of period	$13.37	$10.11	$8.75
Number of accumulation units outstanding at end of period	2,969,517	1,999,161	1,334,968
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.80	$11.85	$10.00
Value at end of period	$14.86	$13.80	$11.85
Number of accumulation units outstanding at end of period	772,618	725,812	104,296
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.63	$10.30	$7.82
Value at end of period	$12.94	$13.63	$10.30
Number of accumulation units outstanding at end of period	1,880,314	2,099,655	1,006,794
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.05
Value at end of period	$10.60
Number of accumulation units outstanding at end of period	23,399
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.20	$10.55	$8.20
Value at end of period	$13.81	$12.20	$10.55
Number of accumulation units outstanding at end of period	3,941,374	3,062,604	582,823
ING LEGG MASON VALUE PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$9.36	$8.38	$6.97
Value at end of period	$9.73	$9.36	$8.38
Number of accumulation units outstanding at end of period	5,533,758	4,964,766	4,168,723

CFI 39

CFI 40

Condensed Financial Information (continued)

	2005	2004	2003
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.22
Value at end of period	$11.87
Number of accumulation units outstanding at end of period	6,462,213
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.11
Value at end of period	$11.64
Number of accumulation units outstanding at end of period	13,744,989
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.93
Value at end of period	$11.34
Number of accumulation units outstanding at end of period	12,125,840
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.79
Value at end of period	$11.15
Number of accumulation units outstanding at end of period	5,644,218
ING LIQUID ASSETS PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.38
Value at end of period	$14.50
Number of accumulation units outstanding at end of period	4,301,910
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.04	$10.24	$7.95
Value at end of period	$11.43	$11.04	$10.24
Number of accumulation units outstanding at end of period	1,932,727	2,375,113	2,433,238
ING MARKETPRO PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.02
Value at end of period	$9.98
Number of accumulation units outstanding at end of period	406
ING MARSICO GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$14.60	$13.23	$10.16
Value at end of period	$15.60	$14.60	$13.23
Number of accumulation units outstanding at end of period	5,698,458	5,851,107	5,372,714
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.16
Value at end of period	$12.37
Number of accumulation units outstanding at end of period	1,569,304

CFI 41

CFI 42

Condensed Financial Information (continued)

	2005	2004	2003
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.79
Value at end of period	$11.68
Number of accumulation units outstanding at end of period	2,389,297
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.75
Value at end of period	$12.14
Number of accumulation units outstanding at end of period	567,286
ING MFS MID CAP GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$23.75	$21.04	$15.42
Value at end of period	$24.02	$23.75	$21.04
Number of accumulation units outstanding at end of period	2,996,322	3,541,706	3,633,581
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$23.03
Value at end of period	$23.25
Number of accumulation units outstanding at end of period	6,211,415
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.05
Value at end of period	$11.36
Number of accumulation units outstanding at end of period	2,039,373
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.11
Value at end of period	$11.92
Number of accumulation units outstanding at end of period	233,709
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available in this product during November 2003)
Value at beginning of period	$19.64	$17.74	$14.51
Value at end of period	$20.37	$19.64	$17.74
Number of accumulation units outstanding at end of period	2,055,419	2,260,629	2,358,725
ING PIMCO CORE BOND PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.88	$12.52	$12.19
Value at end of period	$12.95	$12.88	$12.52
Number of accumulation units outstanding at end of period	5,756,193	6,098,052	5,824,732
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$10.78	$10.00
Value at end of period	$11.04	$10.78
Number of accumulation units outstanding at end of period	7,071,207	8,122,576

CFI 43

CFI 44

Condensed Financial Information (continued)

	2005	2004	2003
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.29
Value at end of period	$10.94
Number of accumulation units outstanding at end of period	1,221,056
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.00
Value at end of period	$10.86
Number of accumulation units outstanding at end of period	8,389,895
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.59	$10.80	$10.00
Value at end of period	$12.64	$11.59	$10.80
Number of accumulation units outstanding at end of period	2,097,685	1,947,332	291,189
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.14	$11.47	$8.42
Value at end of period	$12.45	$12.14	$11.47
Number of accumulation units outstanding at end of period	5,738,128	6,906,094	6,946,527
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$19.05
Value at end of period	$20.54
Number of accumulation units outstanding at end of period	2,134,120
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$36.56	$31.96	$26.01
Value at end of period	$38.64	$36.56	$31.96
Number of accumulation units outstanding at end of period	6,812,134	6,613,564	5,130,780
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$26.34	$23.37	$19.03
Value at end of period	$26.85	$26.34	$23.37
Number of accumulation units outstanding at end of period	4,873,923	5,039,682	3,453,724
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.05
Value at end of period	$9.45
Number of accumulation units outstanding at end of period	1,872,418
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.11
Value at end of period	$11.15

CFI 45

Number of accumulation units outstanding at end of period	31,306

CFI 46

Condensed Financial Information (continued)

	2005	2004	2003
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.22
Value at end of period	$11.39
Number of accumulation units outstanding at end of period	460,029
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.15
Value at end of period	$10.82
Number of accumulation units outstanding at end of period	224,811
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.96
Value at end of period	$11.24
Number of accumulation units outstanding at end of period	779,304
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.07	$10.92	$8.82
Value at end of period	$13.18	$12.07	$10.92
Number of accumulation units outstanding at end of period	2,218,687	1,699,597	898,110
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$24.35	$21.75	$17.34
Value at end of period	$26.29	$24.35	$21.75
Number of accumulation units outstanding at end of period	2,851,108	2,982,066	2,428,852
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$47.67	$35.28	$26.11
Value at end of period	$54.62	$47.67	$35.28
Number of accumulation units outstanding at end of period	1,590,376	1,760,569	1,166,070
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.06
Value at end of period	$11.68
Number of accumulation units outstanding at end of period	950,476
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$6.99	$6.51	$5.14
Value at end of period	$7.15	$6.99	$6.51
Number of accumulation units outstanding at end of period	1,422,322	1,550,262	1,506,719
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.30

CFI 47

Value at end of period	$10.32
Number of accumulation units outstanding at end of period	1,107

CFI 48

Condensed Financial Information (continued)

	2005	2004	2003
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$9.59	$8.87	$10.00
Value at end of period	$9.89	$9.59	$8.87
Number of accumulation units outstanding at end of period	2,196,981	1,954,792	957,662
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.23
Value at end of period	$12.21
Number of accumulation units outstanding at end of period	1,171,751
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.68
Value at end of period	$12.30
Number of accumulation units outstanding at end of period	1,018,543
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.32	$11.04	$10.61
Value at end of period	$11.43	$11.32	$11.04
Number of accumulation units outstanding at end of period	3,012,575	2,895,223	889,844
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available in this product during April 2004)
Value at beginning of period	$7.38	$7.04
Value at end of period	$7.97	$7.38
Number of accumulation units outstanding at end of period	719,740	814,033
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$6.71	$6.22	$4.58
Value at end of period	$7.16	$6.71	$6.22
Number of accumulation units outstanding at end of period	2,509,631	2,585,684	2,876,835
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.99
Value at end of period	$9.93
Number of accumulation units outstanding at end of period	302,326
ING WELLS FARGO MID CAP DISCIPLINED
(Fund first available in this product during November 2003)
Value at beginning of period	$20.24	$18.33	$14.25
Value at end of period	$21.02	$20.24	$18.33
Number of accumulation units outstanding at end of period	1,562,214	1,841,165	1,998,516
PROFUND VP BULL
(Fund first available in this product during November 2003)
Value at beginning of period	$8.70	$8.15	$6.61
Value at end of period	$8.76	$8.70	$8.15
Number of accumulation units outstanding at end of period	1,504,578	1,940,698	1,278,503

CFI 49

Condensed Financial Information (continued)

	2005	2004	2003
PROFUND VP EUROPE 30
(Fund first available during May 2005)
Value at beginning of period	$9.16
Value at end of period	$9.71
Number of accumulation units outstanding at end of period	593,071
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during May 2005)
Value at beginning of period	$8.17
Value at end of period	$7.39
Number of accumulation units outstanding at end of period	889,752
PROFUND VP SMALL CAP
(Fund first available in this product during November 2003)
Value at beginning of period	$11.47	$10.01	$7.15
Value at end of period	$11.57	$11.47	$10.01
Number of accumulation units outstanding at end of period	1,611,013	1,815,670	1,694,421
WELLS FARGO VT ASSET ALLOCATION FUND
(Fund first available in this product during January 2004)
Value at beginning of period	$11.30	$10.54
Value at end of period	$11.64	$11.30
Number of accumulation units outstanding at end of period	47,270	40,366
WELLS FARGO VT EQUITY INCOME FUND
(Fund first available in this product during March 2004)
Value at beginning of period	$11.71	$11.75
Value at end of period	$12.11	$11.71
Number of accumulation units outstanding at end of period	15,746	12,520
WELLS FARGO VT EQUITY VALUE FUND
(Fund first available in this product during May 2004)
Value at beginning of period	$11.72	$10.64
Value at end of period	$11.85	$11.72
Number of accumulation units outstanding at end of period	15,892	5,175
WELLS FARGO VT LARGE COMPANY GROWTH FUND
(Fund first available in this product during January 2004)
Value at beginning of period	$10.39	$10.26
Value at end of period	$10.78	$10.39
Number of accumulation units outstanding at end of period	42,504	40,919
WELLS FARGO VT MONEY MARKET FUND
(Fund first available in this product during July 2004)
Value at beginning of period	$9.85	$9.89
Value at end of period	$9.91	$9.85
Number of accumulation units outstanding at end of period	18,524	14,384
WELLS FARGO VT SMALL CAP GROWTH FUND
(Fund first available in this product during January 2004)
Value at beginning of period	$11.88	$10.64
Value at end of period	$12.38	$11.88
Number of accumulation units outstanding at end of period	13,063	12,059

CFI 50

Condensed Financial Information (continued)

	2005	2004	2003
WELLS FARGO VT TOTAL RETURN BOND FUND
(Fund first available in this product during April 2004)
Value at beginning of period	$10.37	$10.08
Value at end of period	$10.37	$10.37
Number of accumulation units outstanding at end of period	28,961	5,970

CFI 51

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 1.95%

	2005	2004	2003
AIM V.I. LEISURE FUND
(Fund first available during May 2005)
Value at beginning of period	$11.79
Value at end of period	$11.43
Number of accumulation units outstanding at end of period	110,857
COLONIAL SMALL CAP VALUE FUND
(Fund first available during May 2005)
Value at beginning of period	$16.58
Value at end of period	$17.15
Number of accumulation units outstanding at end of period	649,073
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.18
Value at end of period	$13.93
Number of accumulation units outstanding at end of period	1,009,027
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$10.80	$9.91	$7.77
Value at end of period	$11.18	$10.80	$9.91
Number of accumulation units outstanding at end of period	547,233	125,507	58,993
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$18.66	$15.92	$9.72
Value at end of period	$19.56	$18.66	$15.92
Number of accumulation units outstanding at end of period	189,424	3,599	220
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.81	$10.97	$10.00
Value at end of period	$12.19	$11.81	$10.97
Number of accumulation units outstanding at end of period	4,607,966	348,070	63,213
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.80	$10.75	$10.00
Value at end of period	$13.37	$11.80	$10.75
Number of accumulation units outstanding at end of period	5,632,392	362,211	72,592
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.49	$11.60	$10.00
Value at end of period	$16.00	$13.49	$11.60
Number of accumulation units outstanding at end of period	1,757,275	161,298	17,513

CFI 52

Condensed Financial Information (continued)

	2005	2004	2003
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.31
Value at end of period	$10.96
Number of accumulation units outstanding at end of period	315,123
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.33
Value at end of period	$17.79
Number of accumulation units outstanding at end of period	162,093
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.64
Value at end of period	$11.08
Number of accumulation units outstanding at end of period	251,244
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.02
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	958
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$19.82	$17.59	$14.32
Value at end of period	$19.49	$19.82	$17.59
Number of accumulation units outstanding at end of period	72,500	20,783	15,780
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.87
Value at end of period	$10.68
Number of accumulation units outstanding at end of period	345,203
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$10.02
Value at end of period	$10.65
Number of accumulation units outstanding at end of period	9,371
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO
(Fund first available in this product during November 2004)
Value at beginning of period	$11.37	$10.20
Value at end of period	$13.04	$11.37
Number of accumulation units outstanding at end of period	535,373	451
ING FMRSM EARNINGS GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.36
Value at end of period	$10.49
Number of accumulation units outstanding at end of period	17,392

CFI 54

CFI 55

Condensed Financial Information (continued)

	2005	2004	2003
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.46
Value at end of period	$10.97
Number of accumulation units outstanding at end of period	5,428
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$20.22
Value at end of period	$27.31
Number of accumulation units outstanding at end of period	246,689
ING GOLDMAN SACHS TOLLKEEPER® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$6.96
Value at end of period	$6.95
Number of accumulation units outstanding at end of period	107,032
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$10.16	$8.85	$6.00
Value at end of period	$11.52	$10.16	$8.85
Number of accumulation units outstanding at end of period	109,413	3,447	2,108
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$10.07	$8.72	$6.07
Value at end of period	$13.31	$10.07	$8.72
Number of accumulation units outstanding at end of period	569,679	2,102	928
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.79	$11.85	$10.00
Value at end of period	$14.85	$13.79	$11.85
Number of accumulation units outstanding at end of period	416,050	24,195	8,655
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.63	$10.29	$7.82
Value at end of period	$12.91	$13.63	$10.29
Number of accumulation units outstanding at end of period	362,665	68,789	26,587
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.26
Value at end of period	$10.60
Number of accumulation units outstanding at end of period	169,153
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.19	$10.54	$8.19
Value at end of period	$13.78	$12.19	$10.54
Number of accumulation units outstanding at end of period	692,426	72,649	20,511

CFI 57

CFI 58

Condensed Financial Information (continued)

	2005	2004	2003
ING LEGG MASON VALUE PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$9.34	$8.37	$6.96
Value at end of period	$9.71	$9.34	$8.37
Number of accumulation units outstanding at end of period	992,392	68,437	26,957
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.22
Value at end of period	$11.86
Number of accumulation units outstanding at end of period	4,285,721
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.10
Value at end of period	$11.63
Number of accumulation units outstanding at end of period	9,279,401
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.92
Value at end of period	$11.33
Number of accumulation units outstanding at end of period	7,449,654
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.79
Value at end of period	$11.14
Number of accumulation units outstanding at end of period	2,218,998
ING LIQUID ASSETS PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.31
Value at end of period	$14.42
Number of accumulation units outstanding at end of period	465,550
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.01	$10.22	$7.94
Value at end of period	$11.39	$11.01	$10.22
Number of accumulation units outstanding at end of period	32,982	20,350	6,274
ING MARSICO GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$14.53	$13.18	$10.13
Value at end of period	$15.52	$14.53	$13.18
Number of accumulation units outstanding at end of period	388,372	27,999	7,966
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.02
Value at end of period	$12.37
Number of accumulation units outstanding at end of period	202,215

CFI 59

CFI 60

Condensed Financial Information (continued)

	2005	2004	2003
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.74
Value at end of period	$11.65
Number of accumulation units outstanding at end of period	201,000
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.73
Value at end of period	$12.12
Number of accumulation units outstanding at end of period	74,087
ING MFS MID CAP GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$23.63	$20.94	$15.35
Value at end of period	$23.88	$23.63	$20.94
Number of accumulation units outstanding at end of period	126,437	3,927	2,196
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$22.91
Value at end of period	$23.11
Number of accumulation units outstanding at end of period	593,459
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.14
Value at end of period	$11.35
Number of accumulation units outstanding at end of period	371,810
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.07
Value at end of period	$13.41
Number of accumulation units outstanding at end of period	130,621
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available in this product during November 2003)
Value at beginning of period	$19.54	$17.65	$14.45
Value at end of period	$20.26	$19.54	$17.65
Number of accumulation units outstanding at end of period	80,941	9,183	12,028
ING PIMCO CORE BOND PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.82	$12.46	$12.13
Value at end of period	$12.88	$12.82	$12.46
Number of accumulation units outstanding at end of period	766,115	279,024	105,747
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available in this product during May 2004)
Value at beginning of period	$10.78	$10.00
Value at end of period	$11.03	$10.78
Number of accumulation units outstanding at end of period	773,925	134,849

CFI 61

CFI 62

Condensed Financial Information (continued)

	2005	2004	2003
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.29
Value at end of period	$10.94
Number of accumulation units outstanding at end of period	130,333
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.00
Value at end of period	$10.86
Number of accumulation units outstanding at end of period	1,259,567
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.58	$10.79	$10.00
Value at end of period	$12.63	$11.58	$10.79
Number of accumulation units outstanding at end of period	340,322	59,803	5,105
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.11	$11.45	$8.41
Value at end of period	$12.41	$12.11	$11.45
Number of accumulation units outstanding at end of period	146,623	44,955	16,669
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$18.93
Value at end of period	$20.40
Number of accumulation units outstanding at end of period	131,684
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$36.26	$31.72	$25.83
Value at end of period	$38.31	$36.26	$31.72
Number of accumulation units outstanding at end of period	1,075,768	30,850	16,339
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$26.13	$23.19	$18.90
Value at end of period	$26.62	$26.13	$23.19
Number of accumulation units outstanding at end of period	407,663	55,676	3,253
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.03
Value at end of period	$9.43
Number of accumulation units outstanding at end of period	131,333
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.13
Value at end of period	$11.90

CFI 63

Number of accumulation units outstanding at end of period	25,931

CFI 64

Condensed Financial Information (continued)

	2005	2004	2003
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.03
Value at end of period	$12.21
Number of accumulation units outstanding at end of period	1,051,435
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.15
Value at end of period	$10.82
Number of accumulation units outstanding at end of period	245,919
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.94
Value at end of period	$11.22
Number of accumulation units outstanding at end of period	67,658
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.05	$10.91	$8.81
Value at end of period	$13.15	$12.05	$10.91
Number of accumulation units outstanding at end of period	443,052	14,300	4,280
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$24.21	$21.63	$17.26
Value at end of period	$26.13	$24.21	$21.63
Number of accumulation units outstanding at end of period	188,468	3,750	2,913
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$47.29	$35.01	$25.92
Value at end of period	$54.16	$47.29	$35.01
Number of accumulation units outstanding at end of period	303,357	18,394	1,917
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.06
Value at end of period	$11.67
Number of accumulation units outstanding at end of period	123,785
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$6.97	$6.50	$5.13
Value at end of period	$7.13	$6.97	$6.50
Number of accumulation units outstanding at end of period	119,498	8,288	3,247
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$9.57	$8.86	$7.18
Value at end of period	$9.87	$9.57	$8.86

CFI 65

Number of accumulation units outstanding at end of period	747,104	156,482	74,850

CFI 66

Condensed Financial Information (continued)

	2005	2004	2003
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.54
Value at end of period	$13.63
Number of accumulation units outstanding at end of period	636,374
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.59
Value at end of period	$14.30
Number of accumulation units outstanding at end of period	487,498
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available in this product during February 2004)
Value at beginning of period	$11.31	$11.15
Value at end of period	$11.41	$11.31
Number of accumulation units outstanding at end of period	464,500	9,453
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available in this product during April 2004)
Value at beginning of period	$7.36	$7.03
Value at end of period	$7.95	$7.36
Number of accumulation units outstanding at end of period	45,902	12,026
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$6.70	$6.21	$4.58
Value at end of period	$7.15	$6.70	$6.21
Number of accumulation units outstanding at end of period	160,035	15,222	5,697
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$8.55
Value at end of period	$8.95
Number of accumulation units outstanding at end of period	54,685
ING WELLS FARGO MID CAP DISCIPLINED
(Fund first available in this product during November 2003)
Value at beginning of period	$20.11	$18.22	$14.17
Value at end of period	$20.88	$20.11	$18.22
Number of accumulation units outstanding at end of period	17,818	2,019	98
PROFUND VP BULL
(Fund first available in this product during November 2003)
Value at beginning of period	$8.68	$8.13	$6.61
Value at end of period	$8.74	$8.68	$8.13
Number of accumulation units outstanding at end of period	45,665	3,195	705
PROFUND VP EUROPE 30
(Fund first available during May 2005)
Value at beginning of period	$9.14
Value at end of period	$9.69
Number of accumulation units outstanding at end of period	97,624

CFI 67

Condensed Financial Information (continued)

	2005	2004	2003
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during May 2005)
Value at beginning of period	$8.17
Value at end of period	$7.38
Number of accumulation units outstanding at end of period	137,057
PROFUND VP SMALL CAP
(Fund first available in this product during November 2003)
Value at beginning of period	$11.45	$10.00	$7.14
Value at end of period	$11.54	$11.45	$10.00
Number of accumulation units outstanding at end of period	103,117	45,553	15,408
WELLS FARGO VT ASSET ALLOCATION FUND
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.77
Value at end of period	$11.63
Number of accumulation units outstanding at end of period	282
WELLS FARGO VT EQUITY VALUE FUND
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.89
Value at end of period	$11.84
Number of accumulation units outstanding at end of period	2,288
WELLS FARGO VT LARGE COMPANY GROWTH FUND
(Fund first available in this product during March 2004)
Value at beginning of period	$10.39	$10.13
Value at end of period	$10.77	$10.39
Number of accumulation units outstanding at end of period	12,422	12,519
WELLS FARGO VT TOTAL RETURN BOND FUND
(Fund first available in this product during December 2004)
Value at beginning of period	$10.36	$10.32
Value at end of period	$10.36	$10.36
Number of accumulation units outstanding at end of period	2,001	58

CFI 68

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 2.00%

	2005	2004	2003
AIM V.I. LEISURE FUND
(Fund first available during May 2005)
Value at beginning of period	$11.78
Value at end of period	$11.40
Number of accumulation units outstanding at end of period	91,880
COLONIAL SMALL CAP VALUE FUND
(Fund first available during May 2005)
Value at beginning of period	$16.57
Value at end of period	$17.13
Number of accumulation units outstanding at end of period	142,657
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.77
Value at end of period	$12.31
Number of accumulation units outstanding at end of period	267,717
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$10.79	$9.89	$7.76
Value at end of period	$11.16	$10.79	$9.89
Number of accumulation units outstanding at end of period	334,161	308,446	221,381
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$18.58	$15.86	$9.69
Value at end of period	$19.46	$18.58	$15.86
Number of accumulation units outstanding at end of period	116,761	143,731	144,731
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.80	$10.97	$10.00
Value at end of period	$12.18	$11.80	$10.97
Number of accumulation units outstanding at end of period	1,005,590	665,072	234,073
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.79	$10.75	$10.00
Value at end of period	$13.36	$11.79	$10.75
Number of accumulation units outstanding at end of period	1,056,006	829,532	290,167
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.48	$11.59	$10.00
Value at end of period	$15.98	$13.48	$11.59
Number of accumulation units outstanding at end of period	467,938	269,604	71,827

CFI 69

Condensed Financial Information (continued)

	2005	2004	2003
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.49
Value at end of period	$10.96
Number of accumulation units outstanding at end of period	44,795
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.24
Value at end of period	$17.70
Number of accumulation units outstanding at end of period	190,100
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.61
Value at end of period	$11.05
Number of accumulation units outstanding at end of period	792,740
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.93
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	1,446
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$19.72	$17.51	$14.27
Value at end of period	$19.38	$19.72	$17.51
Number of accumulation units outstanding at end of period	74,558	85,355	78,240
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.86
Value at end of period	$10.68
Number of accumulation units outstanding at end of period	183,222
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.44
Value at end of period	$10.64
Number of accumulation units outstanding at end of period	696
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.35	$9.33	$7.13
Value at end of period	$13.00	$11.35	$9.33
Number of accumulation units outstanding at end of period	402,963	247,897	207,580
ING FMRSM EARNINGS GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.25
Value at end of period	$10.48

CFI 70

Number of accumulation units outstanding at end of period	4,233

CFI 71

Condensed Financial Information (continued)

	2005	2004	2003
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.13
Value at end of period	$10.96
Number of accumulation units outstanding at end of period	742
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$20.06
Value at end of period	$27.08
Number of accumulation units outstanding at end of period	101,883
ING GOLDMAN SACHS TOLLKEEPER® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$6.94
Value at end of period	$6.94
Number of accumulation units outstanding at end of period	68,691
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$10.14	$8.84	$5.99
Value at end of period	$11.49	$10.14	$8.84
Number of accumulation units outstanding at end of period	77,167	44,257	78,180
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$10.03	$8.70	$6.05
Value at end of period	$13.26	$10.03	$8.70
Number of accumulation units outstanding at end of period	150,997	111,442	80,874
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.78	$11.85	$10.00
Value at end of period	$14.83	$13.78	$11.85
Number of accumulation units outstanding at end of period	29,179	29,416	13,821
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.63	$10.28	$7.81
Value at end of period	$12.89	$13.63	$10.28
Number of accumulation units outstanding at end of period	184,335	145,849	121,614
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.39
Value at end of period	$10.60
Number of accumulation units outstanding at end of period	54,305
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.17	$10.53	$8.19
Value at end of period	$13.76	$12.17	$10.53

CFI 72

Number of accumulation units outstanding at end of period	261,207	138,775	45,763

CFI 74

Condensed Financial Information (continued)

	2005	2004	2003
ING LEGG MASON VALUE PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$9.32	$8.35	$6.95
Value at end of period	$9.68	$9.32	$8.35
Number of accumulation units outstanding at end of period	582,965	401,515	307,687
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.22
Value at end of period	$11.85
Number of accumulation units outstanding at end of period	405,462
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.10
Value at end of period	$11.62
Number of accumulation units outstanding at end of period	985,844
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.92
Value at end of period	$11.32
Number of accumulation units outstanding at end of period	1,304,591
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.78
Value at end of period	$11.13
Number of accumulation units outstanding at end of period	674,589
ING LIQUID ASSETS PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.19
Value at end of period	$14.30
Number of accumulation units outstanding at end of period	274,445
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$10.99	$10.20	$7.93
Value at end of period	$11.36	$10.99	$10.20
Number of accumulation units outstanding at end of period	169,676	202,420	200,601
ING MARSICO GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$14.47	$13.13	$10.09
Value at end of period	$15.44	$14.47	$13.13
Number of accumulation units outstanding at end of period	340,249	349,744	339,229
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.16
Value at end of period	$12.37

CFI 75

Number of accumulation units outstanding at end of period	202,595

CFI 76

Condensed Financial Information (continued)

	2005	2004	2003
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.76
Value at end of period	$11.63
Number of accumulation units outstanding at end of period	128,970
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.72
Value at end of period	$12.09
Number of accumulation units outstanding at end of period	25,563
ING MFS MID CAP GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$23.50	$20.85	$15.29
Value at end of period	$23.75	$23.50	$20.85
Number of accumulation units outstanding at end of period	138,431	167,581	164,912
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$22.79
Value at end of period	$22.98
Number of accumulation units outstanding at end of period	540,719
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.11
Value at end of period	$11.35
Number of accumulation units outstanding at end of period	151,335
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.90
Value at end of period	$12.10
Number of accumulation units outstanding at end of period	25,510
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available in this product during November 2003)
Value at beginning of period	$19.44	$17.57	$14.39
Value at end of period	$20.14	$19.44	$17.57
Number of accumulation units outstanding at end of period	144,428	150,163	159,402
ING PIMCO CORE BOND PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.75	$12.40	$12.08
Value at end of period	$12.80	$12.75	$12.40
Number of accumulation units outstanding at end of period	782,007	788,210	685,841
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available in this product during May 2004)
Value at beginning of period	$10.77	$10.00
Value at end of period	$11.02	$10.77

CFI 77

Number of accumulation units outstanding at end of period	606,903	671,366

CFI 78

Condensed Financial Information (continued)

	2005	2004	2003
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.35
Value at end of period	$10.94
Number of accumulation units outstanding at end of period	127,930
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.14
Value at end of period	$10.85
Number of accumulation units outstanding at end of period	565,708
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.58	$10.79	$10.00
Value at end of period	$12.61	$11.58	$10.79
Number of accumulation units outstanding at end of period	90,960	44,213	7,733
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.08	$11.43	$8.40
Value at end of period	$12.37	$12.08	$11.43
Number of accumulation units outstanding at end of period	348,656	404,311	403,321
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$18.82
Value at end of period	$20.26
Number of accumulation units outstanding at end of period	210,122
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$35.97	$31.47	$25.65
Value at end of period	$37.98	$35.97	$31.47
Number of accumulation units outstanding at end of period	568,407	529,273	415,984
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$25.91	$23.02	$18.76
Value at end of period	$26.39	$25.91	$23.02
Number of accumulation units outstanding at end of period	435,247	429,673	336,483
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.01
Value at end of period	$9.40
Number of accumulation units outstanding at end of period	118,734
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.13

CFI 79

Value at end of period	$11.89
Number of accumulation units outstanding at end of period	8,593

CFI 80

Condensed Financial Information (continued)

	2005	2004	2003
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.04
Value at end of period	$11.19
Number of accumulation units outstanding at end of period	105,454
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.15
Value at end of period	$10.81
Number of accumulation units outstanding at end of period	38,318
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.93
Value at end of period	$11.20
Number of accumulation units outstanding at end of period	75,746
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.04	$10.90	$8.81
Value at end of period	$13.13	$12.04	$10.90
Number of accumulation units outstanding at end of period	162,922	133,602	92,038
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$24.07	$21.52	$17.17
Value at end of period	$25.96	$24.07	$21.52
Number of accumulation units outstanding at end of period	194,957	238,814	233,334
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$46.91	$34.74	$25.74
Value at end of period	$53.69	$46.91	$34.74
Number of accumulation units outstanding at end of period	82,572	87,409	58,412
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.05
Value at end of period	$11.65
Number of accumulation units outstanding at end of period	81,199
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$6.95	$6.48	$5.12
Value at end of period	$7.11	$6.95	$6.48
Number of accumulation units outstanding at end of period	181,424	133,300	113,212
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during December 2005)

CFI 81

Value at beginning of period	$10.38
Value at end of period	$10.32
Number of accumulation units outstanding at end of period	905
Condensed Financial Information (continued)

	2005	2004	2003
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$9.56	$8.84	$10.00
Value at end of period	$9.85	$9.56	$8.84
Number of accumulation units outstanding at end of period	294,455	139,303	73,289
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.90
Value at end of period	$11.84
Number of accumulation units outstanding at end of period	262,579
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.30
Value at end of period	$11.89
Number of accumulation units outstanding at end of period	222,003
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.29	$11.02	$10.60
Value at end of period	$11.39	$11.29	$11.02
Number of accumulation units outstanding at end of period	176,739	147,886	49,551
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available in this product during April 2004)
Value at beginning of period	$7.35	$7.02
Value at end of period	$7.94	$7.35
Number of accumulation units outstanding at end of period	44,226	45,752
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$6.68	$6.20	$4.57
Value at end of period	$7.13	$6.68	$6.20
Number of accumulation units outstanding at end of period	241,147	250,032	249,210
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.66
Value at end of period	$11.16
Number of accumulation units outstanding at end of period	35,525
ING WELLS FARGO MID CAP DISCIPLINED
(Fund first available in this product during November 2003)
Value at beginning of period	$19.98	$18.11	$14.10
Value at end of period	$20.73	$19.98	$18.11
Number of accumulation units outstanding at end of period	62,483	67,038	68,657
PROFUND VP BULL
(Fund first available in this product during November 2003)
Value at beginning of period	$8.66	$8.12	$6.60
Value at end of period	$8.72	$8.66	$8.12
Number of accumulation units outstanding at end of period	29,254	83,416	79,556

Condensed Financial Information (continued)

	2005	2004	2003
PROFUND VP EUROPE 30
(Fund first available during May 2005)
Value at beginning of period	$9.12
Value at end of period	$9.66
Number of accumulation units outstanding at end of period	41,162
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during May 2005)
Value at beginning of period	$8.16
Value at end of period	$7.37
Number of accumulation units outstanding at end of period	100,887
PROFUND VP SMALL CAP
(Fund first available in this product during November 2003)
Value at beginning of period	$11.43	$9.99	$7.14
Value at end of period	$11.51	$11.43	$9.99
Number of accumulation units outstanding at end of period	81,369	95,672	93,987
WELLS FARGO VT ASSET ALLOCATION FUND
(Fund first available in this product during April 2004)
Value at beginning of period	$11.29	$10.78
Value at end of period	$11.61	$11.29
Number of accumulation units outstanding at end of period	583	587
WELLS FARGO VT EQUITY VALUE FUND
(Fund first available in this product during January 2004)
Value at beginning of period	$11.70	$11.17
Value at end of period	$11.83	$11.70
Number of accumulation units outstanding at end of period	844	850
WELLS FARGO VT LARGE COMPANY GROWTH FUND
(Fund first available in this product during February 2004)
Value at beginning of period	$10.38	$10.58
Value at end of period	$10.75	$10.38
Number of accumulation units outstanding at end of period	433	940

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 2.05%

2005
AIM V.I. LEISURE FUND
(Fund first available during May 2005)
Value at beginning of period	$11.76
Value at end of period	$11.38
Number of accumulation units outstanding at end of period	21,425
COLONIAL SMALL CAP VALUE FUND
(Fund first available during May 2005)
Value at beginning of period	$16.55
Value at end of period	$17.10
Number of accumulation units outstanding at end of period	83,117
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.23
Value at end of period	$11.91
Number of accumulation units outstanding at end of period	139,672
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$10.77
Value at end of period	$11.13
Number of accumulation units outstanding at end of period	65,481
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$18.50
Value at end of period	$19.36
Number of accumulation units outstanding at end of period	59,301
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.79
Value at end of period	$12.16
Number of accumulation units outstanding at end of period	262,054
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.78
Value at end of period	$13.34
Number of accumulation units outstanding at end of period	429,580
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.47
Value at end of period	$15.96
Number of accumulation units outstanding at end of period	175,500

Condensed Financial Information (continued)

2005
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.54
Value at end of period	$10.95
Number of accumulation units outstanding at end of period	28,826
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.16
Value at end of period	$17.61
Number of accumulation units outstanding at end of period	55,204
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.59
Value at end of period	$11.01
Number of accumulation units outstanding at end of period	219,614
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$19.62
Value at end of period	$19.27
Number of accumulation units outstanding at end of period	18,601
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.86
Value at end of period	$10.67
Number of accumulation units outstanding at end of period	72,870
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.44
Value at end of period	$10.63
Number of accumulation units outstanding at end of period	15,855
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.32
Value at end of period	$12.97
Number of accumulation units outstanding at end of period	185,056
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$19.90
Value at end of period	$26.84
Number of accumulation units outstanding at end of period	65,990
ING GOLDMAN SACHS TOLLKEEPER® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$6.93
Value at end of period	$6.92
Number of accumulation units outstanding at end of period	87,587

Condensed Financial Information (continued)

2005
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$10.12
Value at end of period	$11.46
Number of accumulation units outstanding at end of period	29,670
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$10.00
Value at end of period	$13.21
Number of accumulation units outstanding at end of period	77,138
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.77
Value at end of period	$14.81
Number of accumulation units outstanding at end of period	17,074
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.63
Value at end of period	$12.86
Number of accumulation units outstanding at end of period	60,814
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.15
Value at end of period	$10.59
Number of accumulation units outstanding at end of period	1,652
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.15
Value at end of period	$13.73
Number of accumulation units outstanding at end of period	94,734
ING LEGG MASON VALUE PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$9.30
Value at end of period	$9.66
Number of accumulation units outstanding at end of period	217,373
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.21
Value at end of period	$11.84
Number of accumulation units outstanding at end of period	396,330
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.09
Value at end of period	$11.61
Number of accumulation units outstanding at end of period	1,084,477

Condensed Financial Information (continued)

2005
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.92
Value at end of period	$11.31
Number of accumulation units outstanding at end of period	640,972
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.78
Value at end of period	$11.12
Number of accumulation units outstanding at end of period	304,845
ING LIQUID ASSETS PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.08
Value at end of period	$14.18
Number of accumulation units outstanding at end of period	125,875
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$10.96
Value at end of period	$11.32
Number of accumulation units outstanding at end of period	15,465
ING MARSICO GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$14.40
Value at end of period	$15.37
Number of accumulation units outstanding at end of period	87,061
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.06
Value at end of period	$12.36
Number of accumulation units outstanding at end of period	66,405
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.74
Value at end of period	$11.61
Number of accumulation units outstanding at end of period	33,895
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.70
Value at end of period	$12.07
Number of accumulation units outstanding at end of period	8,608
ING MFS MID CAP GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$23.38
Value at end of period	$23.61
Number of accumulation units outstanding at end of period	40,879

Condensed Financial Information (continued)

2005
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$22.67
Value at end of period	$22.85
Number of accumulation units outstanding at end of period	185,449
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.14
Value at end of period	$11.35
Number of accumulation units outstanding at end of period	47,517
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.07
Value at end of period	$11.91
Number of accumulation units outstanding at end of period	5,238
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available in this product during November 2003)
Value at beginning of period	$19.34
Value at end of period	$20.03
Number of accumulation units outstanding at end of period	33,155
ING PIMCO CORE BOND PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.68
Value at end of period	$12.73
Number of accumulation units outstanding at end of period	259,236
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available in this product during May 2004)
Value at beginning of period	$10.77
Value at end of period	$11.01
Number of accumulation units outstanding at end of period	322,694
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.39
Value at end of period	$10.93
Number of accumulation units outstanding at end of period	16,767
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.15
Value at end of period	$10.85
Number of accumulation units outstanding at end of period	179,199
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.57
Value at end of period	$12.60
Number of accumulation units outstanding at end of period	37,839

Condensed Financial Information (continued)

2005
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.05
Value at end of period	$12.34
Number of accumulation units outstanding at end of period	108,442
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$18.70
Value at end of period	$20.13
Number of accumulation units outstanding at end of period	48,023
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$35.68
Value at end of period	$37.65
Number of accumulation units outstanding at end of period	262,758
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$25.71
Value at end of period	$26.17
Number of accumulation units outstanding at end of period	151,505
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.99
Value at end of period	$9.38
Number of accumulation units outstanding at end of period	57,436
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.41
Value at end of period	$11.13
Number of accumulation units outstanding at end of period	2,234
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.96
Value at end of period	$10.33
Number of accumulation units outstanding at end of period	22,496
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.15
Value at end of period	$10.81
Number of accumulation units outstanding at end of period	10,121

Condensed Financial Information (continued)

2005
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.92
Value at end of period	$11.17
Number of accumulation units outstanding at end of period	18,714
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.02
Value at end of period	$13.10
Number of accumulation units outstanding at end of period	77,449
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$23.93
Value at end of period	$25.80
Number of accumulation units outstanding at end of period	75,828
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$46.53
Value at end of period	$53.23
Number of accumulation units outstanding at end of period	55,872
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.05
Value at end of period	$11.65
Number of accumulation units outstanding at end of period	51,982
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$6.94
Value at end of period	$7.09
Number of accumulation units outstanding at end of period	30,525
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$9.54
Value at end of period	$9.83
Number of accumulation units outstanding at end of period	59,562
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.21
Value at end of period	$12.18
Number of accumulation units outstanding at end of period	24,685
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.67
Value at end of period	$12.27
Number of accumulation units outstanding at end of period	23,752

Condensed Financial Information (continued)

2005
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$11.28
Value at end of period	$11.37
Number of accumulation units outstanding at end of period	137,729
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available in this product during April 2004)
Value at beginning of period	$7.34
Value at end of period	$7.92
Number of accumulation units outstanding at end of period	18,986
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$6.67
Value at end of period	$7.11
Number of accumulation units outstanding at end of period	48,883
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.99
Value at end of period	$9.93
Number of accumulation units outstanding at end of period	12,876
ING WELLS FARGO MID CAP DISCIPLINED
(Fund first available in this product during November 2003)
Value at beginning of period	$19.86
Value at end of period	$20.59
Number of accumulation units outstanding at end of period	21,127
PROFUND VP BULL
(Fund first available in this product during November 2003)
Value at beginning of period	$8.65
Value at end of period	$8.70
Number of accumulation units outstanding at end of period	162,383
PROFUND VP EUROPE 30
(Fund first available during May 2005)
Value at beginning of period	$9.11
Value at end of period	$9.64
Number of accumulation units outstanding at end of period	182,452
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during May 2005)
Value at beginning of period	$8.16
Value at end of period	$7.36
Number of accumulation units outstanding at end of period	36,061
PROFUND VP SMALL CAP
(Fund first available in this product during November 2003)
Value at beginning of period	$11.40
Value at end of period	$11.48
Number of accumulation units outstanding at end of period	146,069

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 2.10%

	2005	2004	2003
AIM V.I. LEISURE FUND
(Fund first available during May 2005)
Value at beginning of period	$11.74
Value at end of period	$11.36
Number of accumulation units outstanding at end of period	361,104
COLONIAL SMALL CAP VALUE FUND
(Fund first available during May 2005)
Value at beginning of period	$16.54
Value at end of period	$17.08
Number of accumulation units outstanding at end of period	1,937,118
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.08
Value at end of period	$11.91
Number of accumulation units outstanding at end of period	1,246,096
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$10.75	$9.87	$7.75
Value at end of period	$11.11	$10.75	$9.87
Number of accumulation units outstanding at end of period	1,696,648	1,289,231	448,420
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$18.42	$15.74	$9.62
Value at end of period	$19.27	$18.42	$15.74
Number of accumulation units outstanding at end of period	904,258	672,084	439,259
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.78	$10.96	$10.00
Value at end of period	$12.15	$11.78	$10.96
Number of accumulation units outstanding at end of period	9,007,689	5,253,841	709,118
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.77	$10.75	$10.00
Value at end of period	$13.33	$11.77	$10.75
Number of accumulation units outstanding at end of period	11,750,244	6,721,770	882,976
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.46	$11.59	$10.00
Value at end of period	$15.94	$13.46	$11.59
Number of accumulation units outstanding at end of period	3,995,243	2,085,943	296,661

Condensed Financial Information (continued)

	2005	2004	2003
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.02
Value at end of period	$10.95
Number of accumulation units outstanding at end of period	494,888
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.08
Value at end of period	$17.52
Number of accumulation units outstanding at end of period	1,277,976
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.56
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	3,074,969
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.06
Value at end of period	$9.90
Number of accumulation units outstanding at end of period	12,016
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$19.52	$17.35	$14.15
Value at end of period	$19.17	$19.52	$17.35
Number of accumulation units outstanding at end of period	271,863	261,179	228,990
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.86
Value at end of period	$10.66
Number of accumulation units outstanding at end of period	1,264,818
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.44
Value at end of period	$10.62
Number of accumulation units outstanding at end of period	51,145
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.30	$9.30	$7.12
Value at end of period	$12.93	$11.30	$9.30
Number of accumulation units outstanding at end of period	2,618,948	1,202,124	724,929
ING FMRSM EARNINGS GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.12
Value at end of period	$10.48
Number of accumulation units outstanding at end of period	33,514

Condensed Financial Information (continued)

	2005	2004	2003
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.33
Value at end of period	$10.96
Number of accumulation units outstanding at end of period	7,656
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$19.73
Value at end of period	$26.61
Number of accumulation units outstanding at end of period	1,039,563
ING GOLDMAN SACHS TOLLKEEPER® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$6.92
Value at end of period	$6.90
Number of accumulation units outstanding at end of period	760,176
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$10.10	$8.81	$5.98
Value at end of period	$11.43	$10.10	$8.81
Number of accumulation units outstanding at end of period	324,542	160,339	149,245
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$9.96	$8.64	$6.02
Value at end of period	$13.15	$9.96	$8.64
Number of accumulation units outstanding at end of period	1,606,085	614,996	251,031
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.76	$11.85	$10.00
Value at end of period	$14.79	$13.76	$11.85
Number of accumulation units outstanding at end of period	598,029	333,308	22,489
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$13.63	$10.26	$7.81
Value at end of period	$12.84	$13.63	$10.26
Number of accumulation units outstanding at end of period	1,016,028	643,342	260,352
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.13
Value at end of period	$10.59
Number of accumulation units outstanding at end of period	34,440
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.14	$10.51	$8.19
Value at end of period	$13.71	$12.14	$10.51
Number of accumulation units outstanding at end of period	2,479,779	1,232,792	128,362

Condensed Financial Information (continued)

	2005	2004	2003
ING LEGG MASON VALUE PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$9.28	$8.32	$6.94
Value at end of period	$9.63	$9.28	$8.32
Number of accumulation units outstanding at end of period	3,425,891	1,677,706	854,803
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.21
Value at end of period	$11.83
Number of accumulation units outstanding at end of period	8,301,501
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.09
Value at end of period	$11.60
Number of accumulation units outstanding at end of period	13,856,057
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.91
Value at end of period	$11.30
Number of accumulation units outstanding at end of period	12,081,676
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.78
Value at end of period	$11.12
Number of accumulation units outstanding at end of period	4,264,527
ING LIQUID ASSETS PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.97
Value at end of period	$14.05
Number of accumulation units outstanding at end of period	1,641,831
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$10.93	$10.16	$7.91
Value at end of period	$11.29	$10.93	$10.16
Number of accumulation units outstanding at end of period	447,334	619,270	474,812
ING MARKETPRO PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.01
Value at end of period	$9.98
Number of accumulation units outstanding at end of period	5,242
ING MARSICO GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$14.34	$13.02	$10.02
Value at end of period	$15.29	$14.34	$13.02
Number of accumulation units outstanding at end of period	1,936,439	1,389,051	845,399

Condensed Financial Information (continued)

	2005	2004	2003
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.16
Value at end of period	$12.36
Number of accumulation units outstanding at end of period	786,192
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.73
Value at end of period	$11.59
Number of accumulation units outstanding at end of period	671,809
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.69
Value at end of period	$12.05
Number of accumulation units outstanding at end of period	246,343
ING MFS MID CAP GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$23.26	$20.65	$15.16
Value at end of period	$23.48	$23.26	$20.65
Number of accumulation units outstanding at end of period	746,688	704,318	527,276
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$22.55
Value at end of period	$22.72
Number of accumulation units outstanding at end of period	2,090,749
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.05
Value at end of period	$11.34
Number of accumulation units outstanding at end of period	1,287,256
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.11
Value at end of period	$11.91
Number of accumulation units outstanding at end of period	145,145
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available in this product during November 2003)
Value at beginning of period	$19.24	$17.41	$14.27
Value at end of period	$19.91	$19.24	$17.41
Number of accumulation units outstanding at end of period	402,886	379,152	360,253

Condensed Financial Information (continued)

	2005	2004	2003
ING PIMCO CORE BOND PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.62	$12.29	$11.98
Value at end of period	$12.66	$12.62	$12.29
Number of accumulation units outstanding at end of period	2,092,826	1,738,298	1,262,012
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available in this product during May 2004)
Value at beginning of period	$10.77	$10.00
Value at end of period	$11.00	$10.77
Number of accumulation units outstanding at end of period	2,858,639	2,439,916
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.29
Value at end of period	$10.93
Number of accumulation units outstanding at end of period	434,680
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.07
Value at end of period	$10.84
Number of accumulation units outstanding at end of period	4,290,104
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.56	$10.79	$10.00
Value at end of period	$12.58	$11.56	$10.79
Number of accumulation units outstanding at end of period	1,312,979	974,672	109,745
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.02	$11.38	$8.37
Value at end of period	$12.30	$12.02	$11.38
Number of accumulation units outstanding at end of period	1,587,622	1,693,260	1,445,599
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$18.58
Value at end of period	$19.99
Number of accumulation units outstanding at end of period	780,724
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$35.39	$31.00	$25.28
Value at end of period	$37.33	$35.39	$31.00
Number of accumulation units outstanding at end of period	3,689,659	2,380,506	998,381
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$25.50	$22.67	$18.50
Value at end of period	$25.94	$25.50	$22.67
Number of accumulation units outstanding at end of period	1,954,975	1,619,276	860,125

Condensed Financial Information (continued)

	2005	2004	2003
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.97
Value at end of period	$9.35
Number of accumulation units outstanding at end of period	622,329
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.01
Value at end of period	$11.13
Number of accumulation units outstanding at end of period	45,133
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.20
Value at end of period	$11.35
Number of accumulation units outstanding at end of period	725,244
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.15
Value at end of period	$10.81
Number of accumulation units outstanding at end of period	239,827
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.90
Value at end of period	$11.15
Number of accumulation units outstanding at end of period	332,795
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$12.00	$10.88	$8.80
Value at end of period	$13.08	$12.00	$10.88
Number of accumulation units outstanding at end of period	1,601,079	789,277	200,135
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$23.79	$21.30	$17.01
Value at end of period	$25.64	$23.79	$21.30
Number of accumulation units outstanding at end of period	953,341	677,755	424,242
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$46.15	$34.22	$25.38
Value at end of period	$52.77	$46.15	$34.22
Number of accumulation units outstanding at end of period	891,145	518,437	182,707
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.04
Value at end of period	$11.64
Number of accumulation units outstanding at end of period	499,793

Condensed Financial Information (continued)

	2005	2004	2003
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$6.92	$6.46	$5.11
Value at end of period	$7.07	$6.92	$6.46
Number of accumulation units outstanding at end of period	493,089	312,656	252,106
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.31
Value at end of period	$10.32
Number of accumulation units outstanding at end of period	9,706
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$9.52	$8.82	$10.00
Value at end of period	$9.80	$9.52	$8.82
Number of accumulation units outstanding at end of period	1,457,388	689,799	247,476
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.21
Value at end of period	$12.17
Number of accumulation units outstanding at end of period	1,340,319
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.66
Value at end of period	$12.26
Number of accumulation units outstanding at end of period	1,166,092
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$11.26	$11.00	$10.59
Value at end of period	$11.35	$11.26	$11.00
Number of accumulation units outstanding at end of period	1,271,536	1,029,703	182,945
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available in this product during April 2004)
Value at beginning of period	$7.32	$7.00
Value at end of period	$7.90	$7.32
Number of accumulation units outstanding at end of period	235,557	215,454
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available in this product during November 2003)
Value at beginning of period	$6.66	$6.19	$4.57
Value at end of period	$7.10	$6.66	$6.19
Number of accumulation units outstanding at end of period	1,049,459	823,490	521,035
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.99
Value at end of period	$9.93
Number of accumulation units outstanding at end of period	67,750

Condensed Financial Information (continued)

	2005	2004	2003
ING WELLS FARGO MID CAP DISCIPLINED
(Fund first available in this product during November 2003)
Value at beginning of period	$19.73	$17.90	$13.94
Value at end of period	$20.44	$19.73	$17.90
Number of accumulation units outstanding at end of period	259,461	228,038	185,364
ING WELLS FARGO SMALL CAP DISCIPLINED
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.74
Value at end of period	$9.71
Number of accumulation units outstanding at end of period	483
PROFUND VP BULL
(Fund first available in this product during November 2003)
Value at beginning of period	$8.63	$8.10	$6.59
Value at end of period	$8.68	$8.63	$8.10
Number of accumulation units outstanding at end of period	226,832	278,604	83,177
PROFUND VP EUROPE 30
(Fund first available during May 2005)
Value at beginning of period	$9.09
Value at end of period	$9.62
Number of accumulation units outstanding at end of period	257,431
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during May 2005)
Value at beginning of period	$8.15
Value at end of period	$7.35
Number of accumulation units outstanding at end of period	452,259
PROFUND VP SMALL CAP
(Fund first available in this product during November 2003)
Value at beginning of period	$11.38	$9.96	$7.13
Value at end of period	$11.46	$11.38	$9.96
Number of accumulation units outstanding at end of period	504,296	453,800	255,439
WELLS FARGO VT ASSET ALLOCATION FUND
(Fund first available in this product during March 2004)
Value at beginning of period	$11.27	$10.94
Value at end of period	$11.59	$11.27
Number of accumulation units outstanding at end of period	31,071	29,735
WELLS FARGO VT EQUITY INCOME FUND
(Fund first available in this product during March 2004)
Value at beginning of period	$11.68	$11.27
Value at end of period	$12.05	$11.68
Number of accumulation units outstanding at end of period	37,593	35,621
WELLS FARGO VT EQUITY VALUE FUND
(Fund first available in this product during November 2004)
Value at beginning of period	$11.69	$10.95
Value at end of period	$11.80	$11.69
Number of accumulation units outstanding at end of period	4,271	1,754

Condensed Financial Information (continued)

	2005	2004	2003
WELLS FARGO VT LARGE COMPANY GROWTH FUND
(Fund first available in this product during January 2004)
Value at beginning of period	$10.37	$10.50
Value at end of period	$10.73	$10.37
Number of accumulation units outstanding at end of period	95,072	85,897
WELLS FARGO VT MONEY MARKET FUND
(Fund first available in this product during April 2004)
Value at beginning of period	$9.82	$9.92
Value at end of period	$9.86	$9.82
Number of accumulation units outstanding at end of period	345	23,139
WELLS FARGO VT SMALL CAP GROWTH FUND
(Fund first available in this product during March 2004)
Value at beginning of period	$11.85	$11.44
Value at end of period	$12.32	$11.85
Number of accumulation units outstanding at end of period	19,729	17,233
WELLS FARGO VT TOTAL RETURN BOND FUND
(Fund first available in this product during February 2004)
Value at beginning of period	$10.35	$10.29
Value at end of period	$10.32	$10.35
Number of accumulation units outstanding at end of period	11,367	10,447

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 2.20%

2005
AIM V.I. LEISURE FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.98
Value at end of period	$9.97
Number of accumulation units outstanding at end of period	58,365
COLONIAL SMALL CAP VALUE FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.76
Value at end of period	$10.61
Number of accumulation units outstanding at end of period	874,474
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.23
Value at end of period	$11.90
Number of accumulation units outstanding at end of period	707,167
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.93
Value at end of period	$10.50
Number of accumulation units outstanding at end of period	324,508
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.57
Value at end of period	$10.60
Number of accumulation units outstanding at end of period	226,056
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.89
Value at end of period	$10.41
Number of accumulation units outstanding at end of period	3,139,407
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.00
Value at end of period	$11.57
Number of accumulation units outstanding at end of period	4,335,431
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.19
Value at end of period	$12.26
Number of accumulation units outstanding at end of period	1,887,611

Condensed Financial Information (continued)

2005
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.02
Value at end of period	$10.94
Number of accumulation units outstanding at end of period	231,708
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.73
Value at end of period	$10.01
Number of accumulation units outstanding at end of period	186,172
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.89
Value at end of period	$10.49
Number of accumulation units outstanding at end of period	254,657
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.96
Value at end of period	$9.90
Number of accumulation units outstanding at end of period	9,453
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.85
Value at end of period	$9.98
Number of accumulation units outstanding at end of period	98,340
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$9.98
Value at end of period	$10.96
Number of accumulation units outstanding at end of period	263,578
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.48
Value at end of period	$10.23
Number of accumulation units outstanding at end of period	35,457
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.68
Value at end of period	$11.78
Number of accumulation units outstanding at end of period	490,291
ING FMRSM EARNINGS GROWTH PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.58
Value at end of period	$10.47
Number of accumulation units outstanding at end of period	7,476

Condensed Financial Information (continued)

2005
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$10.69
Value at end of period	$10.95
Number of accumulation units outstanding at end of period	935
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.22
Value at end of period	$13.96
Number of accumulation units outstanding at end of period	374,772
ING GOLDMAN SACHS TOLLKEEPER® PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.71
Value at end of period	$10.16
Number of accumulation units outstanding at end of period	65,594
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.80
Value at end of period	$11.59
Number of accumulation units outstanding at end of period	116,720
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.39
Value at end of period	$14.03
Number of accumulation units outstanding at end of period	431,199
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.97
Value at end of period	$11.12
Number of accumulation units outstanding at end of period	254,297
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.84
Value at end of period	$10.37
Number of accumulation units outstanding at end of period	645,308
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.33
Value at end of period	$10.58
Number of accumulation units outstanding at end of period	32,146
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.23
Value at end of period	$11.82
Number of accumulation units outstanding at end of period	720,890

Condensed Financial Information (continued)

2005
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.08
Value at end of period	$10.67
Number of accumulation units outstanding at end of period	895,244
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.03
Value at end of period	$10.83
Number of accumulation units outstanding at end of period	2,581,070
ING LIFESTYLE GROWTH PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.97
Value at end of period	$10.69
Number of accumulation units outstanding at end of period	6,283,080
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.98
Value at end of period	$10.54
Number of accumulation units outstanding at end of period	6,294,309
ING LIFESTYLE MODERATE PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.02
Value at end of period	$10.45
Number of accumulation units outstanding at end of period	2,276,855
ING LIQUID ASSETS PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.99
Value at end of period	$10.05
Number of accumulation units outstanding at end of period	368,006
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$10.01
Value at end of period	$10.42
Number of accumulation units outstanding at end of period	20,765
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.99
Value at end of period	$10.79
Number of accumulation units outstanding at end of period	530,901
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.02
Value at end of period	$12.35
Number of accumulation units outstanding at end of period	113,067

Condensed Financial Information (continued)

2005
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.06
Value at end of period	$10.90
Number of accumulation units outstanding at end of period	86,496
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.86
Value at end of period	$10.54
Number of accumulation units outstanding at end of period	52,695
ING MFS MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.58
Value at end of period	$10.28
Number of accumulation units outstanding at end of period	167,866
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.98
Value at end of period	$10.17
Number of accumulation units outstanding at end of period	761,974
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.05
Value at end of period	$11.33
Number of accumulation units outstanding at end of period	256,994
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.11
Value at end of period	$11.90
Number of accumulation units outstanding at end of period	91,536
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.09
Value at end of period	$10.45
Number of accumulation units outstanding at end of period	108,260
ING PIMCO CORE BOND PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.99
Value at end of period	$10.02
Number of accumulation units outstanding at end of period	408,828
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.12
Value at end of period	$10.22
Number of accumulation units outstanding at end of period	514,000

Condensed Financial Information (continued)

2005
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.26
Value at end of period	$10.92
Number of accumulation units outstanding at end of period	64,842
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.04
Value at end of period	$10.84
Number of accumulation units outstanding at end of period	1,254,077
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.80
Value at end of period	$11.16
Number of accumulation units outstanding at end of period	299,177
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.83
Value at end of period	$10.37
Number of accumulation units outstanding at end of period	173,136
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.91
Value at end of period	$11.02
Number of accumulation units outstanding at end of period	203,295
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.26
Value at end of period	$10.69
Number of accumulation units outstanding at end of period	4,248,742
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.06
Value at end of period	$10.36
Number of accumulation units outstanding at end of period	778,013
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.01
Value at end of period	$10.54
Number of accumulation units outstanding at end of period	71,153
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.01
Value at end of period	$11.12
Number of accumulation units outstanding at end of period	18,417

Condensed Financial Information (continued)

2005
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.93
Value at end of period	$10.31
Number of accumulation units outstanding at end of period	944,613
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.15
Value at end of period	$10.80
Number of accumulation units outstanding at end of period	164,473
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.62
Value at end of period	$11.41
Number of accumulation units outstanding at end of period	47,918
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.03
Value at end of period	$11.12
Number of accumulation units outstanding at end of period	815,601
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.34
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	603,374
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.70
Value at end of period	$11.65
Number of accumulation units outstanding at end of period	864,134
ING VP FINANCIAL SERVICES PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.76
Value at end of period	$10.71
Number of accumulation units outstanding at end of period	121,968
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$10.14
Value at end of period	$10.38
Number of accumulation units outstanding at end of period	57,868
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.32
Value at end of period	$10.32
Number of accumulation units outstanding at end of period	290
Condensed Financial Information (continued)

2005
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.79
Value at end of period	$10.37
Number of accumulation units outstanding at end of period	262,580
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.74
Value at end of period	$11.09
Number of accumulation units outstanding at end of period	399,715
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.89
Value at end of period	$10.69
Number of accumulation units outstanding at end of period	317,416
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.02
Value at end of period	$10.06
Number of accumulation units outstanding at end of period	325,330
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.95
Value at end of period	$10.94
Number of accumulation units outstanding at end of period	16,675
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$9.83
Value at end of period	$10.89
Number of accumulation units outstanding at end of period	164,649
ING WELLS FARGO MID CAP DISCIPLINED
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.83
Value at end of period	$10.60
Number of accumulation units outstanding at end of period	38,683
ING WELLS FARGO SMALL CAP DISCIPLINED
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.05
Value at end of period	$9.71
Number of accumulation units outstanding at end of period	573
PROFUND VP BULL
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.95
Value at end of period	$10.15
Number of accumulation units outstanding at end of period	20,852

Condensed Financial Information (continued)

2005
PROFUND VP EUROPE 30
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.67
Value at end of period	$10.64
Number of accumulation units outstanding at end of period	51,656
PROFUND VP RISING RATES OPPORTUNITY
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.65
Value at end of period	$9.02
Number of accumulation units outstanding at end of period	122,680
PROFUND VP SMALL CAP
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.61
Value at end of period	$10.24
Number of accumulation units outstanding at end of period	109,333
WELLS FARGO VT ASSET ALLOCATION FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.92
Value at end of period	$10.34
Number of accumulation units outstanding at end of period	15,567
WELLS FARGO VT EQUITY INCOME FUND
(Funds were first received in this option during February 2005)
Value at beginning of period	$10.28
Value at end of period	$10.44
Number of accumulation units outstanding at end of period	2,699
WELLS FARGO VT EQUITY VALUE FUND
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.19
Value at end of period	$10.22
Number of accumulation units outstanding at end of period	3,936
WELLS FARGO VT LARGE COMPANY GROWTH FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.40
Value at end of period	$10.39
Number of accumulation units outstanding at end of period	30,610
WELLS FARGO VT MONEY MARKET FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.99
Value at end of period	$10.03
Number of accumulation units outstanding at end of period	52,273
WELLS FARGO VT SMALL CAP GROWTH FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.91
Value at end of period	$10.82
Number of accumulation units outstanding at end of period	475

Condensed Financial Information (continued)

2005
WELLS FARGO VT TOTAL RETURN BOND FUND
(Funds were first received in this option during February 2005)
Value at beginning of period	$10.07
Value at end of period	$9.96
Number of accumulation units outstanding at end of period	12,839

CFI 82

APPENDIX B

The Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as “Master-Feeder,” “LifeStyle Funds” or “MarketPro Funds.” Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as LifeStyle or MarketPro Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

Consult with your investment professional to determine if the investment portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

List of Fund Name Changes
Former Fund Name	Current Fund Name
ING JPMorgan Fleming International Portfolio	ING JPMorgan International Portfolio
ING Salomon Brothers All Cap Portfolio	ING Legg Mason Partners All Cap Portfolio
ING Salomon Brothers Aggressive Growth Portfolio	ING Legg Mason Partners Aggressive Growth Portfolio

WF Landmark -138992	B1

Fund Name and Investment Adviser/Subadviser	Investment Objective
ING Investors Trust 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING AllianceBernstein Mid Cap Growth Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Alliance Capital Management, L.P.	Seeks long-term growth of capital.
ING American Funds Growth Portfolio Investment Adviser: ING Investments, LLC Investment Adviser to Master Funds: Capital Research Management Company

Seeks to make your investment grow. The Portfolio operates as a “feeder fund” which invests all of its assets in the “master fund” which is Class 2 shares of the Growth Fund, a series of American Funds Insurance Series®, a registered open-end investment company.

ING American Funds Growth-Income Portfolio Investment Adviser: ING Investments, LLC Investment Adviser to Master Funds: Capital Research Management Company

Seeks to make your investment grow and provide you with income over time. The Portfolio operates as a “feeder fund” which invests all of its assets in the “master fund” which is Class 2 shares of the Growth-Income Fund, a series of American Funds Insurance Series®, a registered open-end investment company.

ING American Funds International Portfolio Investment Adviser: ING Investments, LLC Investment Adviser to Master Funds: Capital Research Management Company

Seeks to make your investment grow over time. The Portfolio operates as a “feeder fund” which invests all of its assets in the “master fund” which is Class 2 shares of the International Fund, a series of American Funds Insurance Series®, a registered open-end investment company.

ING Capital Guardian U.S. Equities Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Capital Guardian Trust Company	Seeks long-term growth of capital and income.
ING EquitiesPlus Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: ING Investment Management Co.	Seeks long term total return that (before fees and expenses) exceeds total return of the Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500®”).
ING Evergreen Health Sciences Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Evergreen Investment Management Company, LLC	A non-diversified portfolio that seeks long-term capital growth.
ING Evergreen Omega Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Evergreen Investment Management Company, LLC	Seeks long-term capital growth.

WF Landmark -138992	B2

ING FMRSM Diversified Mid Cap Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Fidelity Management & Research Co.	Seeks long-term growth of capital.
ING FMRSM Earnings Growth Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Fidelity Management & Research Co.	Seeks growth of capital over the long term.
ING Franklin Income Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Franklin Advisers, Inc.	Seeks to maximize income while maintaining prospects for capital appreciation.
ING Global Real Estate Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: ING Clarion Real Estate Securities, L.P.	A non-diversified portfolio that seeks to provide investors with high total return.
ING Global Resources Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: ING Investment Management Co.	A non-diversified portfolio that seeks long-term capital appreciation.

ING Goldman Sachs TollkeeperSM Portfolio* (Class S)

Investment Adviser: Directed Services, Inc.

Investment Subadviser: Goldman Sachs Asset Management, L.P.

*   oldman Sachs TollkeeperSM is a service mark of Goldman Sachs & Co.

Seeks long-term growth of capital.
ING Janus Contrarian Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Janus Capital Management, LLC	A non-diversified portfolio that seeks capital appreciation.
ING JPMorgan Emerging Markets Equity Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: J.P.Morgan Investment Management Inc.	Seeks capital appreciation.
ING JPMorgan Small Cap Equity Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long term.

WF Landmark -138992	B3

ING JPMorgan Value Opportunities Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: J.P. Morgan Investment Management Inc.	Seeks to provide long-term capital appreciation.
ING Julius Baer Foreign Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Julius Baer Investment Management LLC	Seeks long-term growth of capital.

ING Legg Mason Partners All Cap Portfolio (Class S)

(formerly ING Salomon Brothers All Cap Portfolio)

Investment Adviser: Directed Services, Inc.

Investment Subadviser: Salomon Brothers Asset Management Inc.

A non-diversified portfolio that seeks capital appreciation through investment in securities which it believes has above-average capital appreciation potential.
ING Legg Mason Value Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Legg Mason Capital Management, Inc.	A non-diversified portfolio that seeks long-term growth of capital.
ING LifeStyle Aggressive Growth Portfolio (Class S1) Investment Adviser: ING Investments, LLC Asset Allocation Consultants: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital.
ING LifeStyle Growth Portfolio (Class S1) Investment Adviser: ING Investments, LLC Asset Allocation Consultants: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital and some current income.
ING LifeStyle Moderate Growth Portfolio (Class S1) Investment Adviser: ING Investments, LLC Asset Allocation Consultants: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital and a low to moderate level of current income.
ING LifeStyle Moderate Portfolio (Class S1) Investment Adviser: ING Investments, LLC Asset Allocation Consultants: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital and current income.
ING Liquid Assets Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: ING Investment Management Co.

Seeks high level of current income consistent with the preservation of capital and liquidity. Inverts in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the subadviser to present minimal credit risks.

WF Landmark -138992	B4

ING Lord Abbett Affiliated Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Lord, Abbett & Co. LLC	Seeks long-term growth of capital and secondarily, current income.
ING MarketPro Portfolio (Class S) Investment Adviser: ING Investments, LLC	Seeks capital appreciation and secondarily, income.
ING Marsico Growth Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Marsico Capital Management, LLC	Seeks capital appreciation.
ING Marsico International Opportunities Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Marsico Capital Management, LLC	Seeks long-term growth of capital.
ING Mercury Large Cap Growth Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Mercury Advisors	Seeks long-term growth of capital.
ING Mercury Large Cap Value Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Mercury Advisors	Seeks long-term growth of capital.
ING MFS Mid Cap Growth Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Massachusetts Financial Services Company	Seeks long-term growth of capital.
ING MFS Total Return Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Massachusetts Financial Services Company

Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. Secondarily seeks reasonable opportunity for growth of capital and income.

ING MFS Utilities Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Massachusetts Financial Services Company	A non-diversified portfolio that seeks capital growth and current income.

WF Landmark -138992	B5

ING Oppenheimer Main Street Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: OppenheimerFunds, Inc.	Seeks long-term growth of capital and future income.
ING PIMCO Core Bond Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Pacific Investment Management Company LLC	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
ING PIMCO High Yield Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Pacific Investment Management Company LLC	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
ING Pioneer Fund Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Pioneer Investment Management, Inc.	Seeks reasonable income and capital growth.
ING Pioneer Mid Cap Value Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Pioneer Investment Management, Inc.	Seeks capital appreciation.
ING T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and prudent investment risk.
ING T. Rowe Price Equity Income Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: T. Rowe Price Associates, Inc.	Seeks substantial dividend income as well as long-term growth of capital.
ING Templeton Global Growth Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Templeton Global Advisors Limited	Seeks capital appreciation.
ING Van Kampen Equity Growth Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Van Kampen	Seeks long-term capital appreciation.
ING Van Kampen Global Franchise Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Van Kampen	A non-diversified portfolio that seeks long-term capital appreciation.

WF Landmark -138992	B6

ING Van Kampen Growth and Income Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Van Kampen	Seeks long-term growth of capital and income.
ING Van Kampen Real Estate Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Van Kampen	A non-diversified portfolio that seeks capital appreciation and secondarily seeks current income.
ING VP Index Plus International Equity Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: ING Investment Management Advisors, B.V.	Seeks to outperform the total return performance of the Morgan Stanley Capital International Europe Australasia and Far EastÒ Index (“MSCI EAFEÒ Index”), while maintaining a market level of risk.
ING Wells Fargo Mid Cap Disciplined Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Wells Capital Management	Seeks long-term capital growth.
ING Wells Fargo Small Cap Disciplined Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Wells Capital Management	Seeks long-term capital appreciation.
ING Partners, Inc. 151 Farmington Avenue, Hartford, CT 06156-8962
ING Baron Small Cap Growth Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: BAMCO, Inc.	Seeks capital appreciation.
ING Columbia Small Cap Value II Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Columbia Management Advisors, LLC	Seeks long-term growth of capital.
ING Davis Venture Value Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Davis Selected Advisers, L.P.	A non-diversified portfolio that seeks long-term growth of capital.

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ING JPMorgan International Portfolio (Service Class)

(formerly ING JPMorgan Fleming International Portfolio)

Investment Adviser: ING Life Insurance and Annuity Company

Investment Subadviser: J.P. Morgan Asset Management (London) Limited

Seeks long-term growth of capital.

ING Legg Mason Partners Aggressive Growth Portfolio

(Service Class)

(formerly ING Salomon Brothers Aggressive Growth Portfolio)

Investment Adviser: ING Life Insurance and Annuity Company

Investment Subadviser: Salomon Brothers Asset Management Inc.

Seeks long-term growth of capital.
ING Neuberger Berman Partners Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Neuberger Berman Management Inc.	Seeks capital growth.
ING Neuberger Berman Regency Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Neuberger Berman Management Inc.	Seeks capital growth.
ING Oppenheimer Global Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.
ING Templeton Foreign Equity Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Templeton Investment Counsel, LLC	Seeks long-term capital growth.
ING UBS U.S. Large Cap Equity Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: UBS Global Asset Management (Americas) Inc.	Seeks long-term growth of capital and future income.

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ING UBS U.S. Small Cap Growth Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: UBS Global Asset Management (Americas) Inc.	Seeks long-term capital appreciation.
ING Van Kampen Comstock Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Van Kampen	Seeks capital growth and income.
ING Variable Portfolios, Inc. 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING VP Index Plus LargeCap Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index), while maintaining a market level of risk.
ING VP Index Plus MidCap Portfolio (Class S) Investment Advisor: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor’s MidCap 400 Index (S&P MidCap 400 Index), while maintaining a market level of risk.
ING VP Index Plus SmallCap Portfolio (Class S) Investment Advisor: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600 Index), while maintaining a market level of risk.
ING Variable Products Trust 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING VP Financial Services Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks long-term capital appreciation.
ING VP SmallCap Opportunities Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks long-term capital appreciation.
ING VP Intermediate Bond Portfolio
ING VP Intermediate Bond Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks to maximize total return consistent with reasonable risk, through investment in a diversified portfolio consisting primarily of debt securities.

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FidelityÒ Variable Insurance Products 82 Devonshire Street, Boston, MA 02109

FidelityÒ VIP ContrafundÒ Portfolio (Service Class 2)

Investment Adviser: Fidelity Management & Research Company

Investment Subadviser: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

Seeks long-term capital appreciation.
FidelityÒ VIP Equity-Income Portfolio (Service Class 2) Investment Adviser: Fidelity Management & Research Company Investment Subadviser: FMR Co., Inc.

Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500® Index (S&P 500®).

Franklin Templeton Variable Insurance Products Trust 100 Fountain Parkway, St. Petersburg, FL 33716-1205
Mutual Shares Securities Fund (Class 2) Investment Adviser: Franklin Mutual Advisers, LLC	Seeks capital appreciation, with income as a secondary goal.
ProFunds VP 3435 Stelzer Road, Suite 1000, P.O. Box 182100, Columbus, OH 43218-2000
ProFund VP Bull Investment Adviser: ProFund Advisors LLC	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index®.
ProFund VP Rising Rates Opportunity Investment Adviser: ProFund Advisors LLC

Seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

ProFund VP Small-Cap Investment Adviser: ProFund Advisors LLC	Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P MidCap 400 Index.

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APPENDIX C

Fixed Account II

Fixed Account II (“Fixed Account”) is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and ING USA Annuity and Life Insurance Company (“ING USA,” the “Company,” “we” or “our”). The Fixed Account, which is a segregated asset account of ING USA, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods that may vary by maturity, state of issue and rate. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts or in all states and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by ING USA, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment (“Market Value Adjustment”). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

The Fixed Account

You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date, which is the last day of the month in which the interest period is scheduled to expire.

Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

Guaranteed Interest Rates

Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates. For more information see the prospectus for Fixed Account II.

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Transfers from a Fixed Interest Allocation

You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of ING USA’s Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, canceling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed Interest Allocation to the ING Liquid Assets subaccount, and such a transfer will be subject to a Market Value Adjustment.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See “Optional Riders” in the prospectus.

Withdrawals from a Fixed Interest Allocation

During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect. See “Optional Riders” in the prospectus.

Market Value Adjustment

A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

Contract Value in the Fixed Interest Allocations

On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:

(1)	We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.
(2)	We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.
(3)	We add (1) and (2).
(4)	We subtract from (3) any transfers from that Fixed Interest Allocation.
(5)	We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

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Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The Contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for the Fixed Account.

Cash Surrender Value

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

Dollar Cost Averaging from Fixed Interest Allocations

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of Contract value in Fixed Account Interest Allocations with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels. You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

Suspension of Payments

We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

More Information

See the prospectus for Fixed Account II.

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APPENDIX D

Fixed Interest Division

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by ING USA Annuity and Life Insurance Company. The Fixed Interest Division is part of the ING USA General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account is registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated April 28, 2006. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at (800) 366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

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APPENDIX E

Surrender Charge for Excess Withdrawals Example

The following assumes you made an initial premium payment of $25,000 and additional premium payments of $25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000. It also assumes a withdrawal at the beginning of the third contract year of 30% of the contract value of $90,000.

In this example, $15,000 (the greater of earnings less any previous withdrawals, which is $90,000 - $75,000, which equals $15,000, and 10% of premium payments, which is $7,500) is the maximum free withdrawal amount that you may withdraw without a surrender charge. The total amount withdrawn from the contract would be $27,000 ($90,000 x .30). Therefore, $12,000 ($27,000 - $15,000) is considered an excess withdrawal and would be subject to a 4% surrender charge of $480 ($12,000 x .04). This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

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APPENDIX F

Special Funds and Excluded Funds Examples

Example #1:	The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element (“7% MGDB”) of allocating your Contract Value to Special Funds.

7% MGDB if 50% invested in Special Funds				7% MGDB if 0% invested in Special Funds				7% MGDB if 100% invested in Special Funds

End of Yr	Covered	Special	Total	End of Yr	Covered	Special	Total	End of Yr	Covered	Special	Total
0	500	500	1,000	0	1,000	—	1,000	0	0	1,000	1,000
1	535	500	1,035	1	1,070	—	1,070	1	0	1,000	1,000
2	572	500	1,072	2	1,145	—	1,145	2	0	1,000	1,000
3	613	500	1,113	3	1,225	—	1,225	3	0	1,000	1,000
4	655	500	1,155	4	1,311	—	1,311	4	0	1,000	1,000
5	701	500	1,201	5	1,403	—	1,403	5	0	1,000	1,000
6	750	500	1,250	6	1,501	—	1,501	6	0	1,000	1,000
7	803	500	1,303	7	1,606	—	1,606	7	0	1,000	1,000
8	859	500	1,359	8	1,718	—	1,718	8	0	1,000	1,000
9	919	500	1,419	9	1,838	—	1,838	9	0	1,000	1,000
10	984	500	1,484	10	1,967	—	1,967	10	0	1,000	1,000

7% MGDB if transferred to Special Funds at the beginning of year 6				7% MGDB if transferred to Covered Funds at the beginning of year 6

End of Yr	Covered	Special	Total	End of Yr	Covered	Special	Total
0	1,000	—	1,000	0	—	1,000	1,000
1	1,070	—	1,070	1	—	1,000	1,000
2	1,145	—	1,145	2	—	1,000	1,000
3	1,225	—	1,225	3	—	1,000	1,000
4	1,311	—	1,311	4	—	1,000	1,000
5	1,403	—	1,403	5	—	1,000	1,000
6	—	1,403	1,403	6	1,070	—	1,070
7	—	1,403	1,403	7	1,145	—	1,145
8	—	1,403	1,403	8	1,225	—	1,225
9	—	1,403	1,403	9	1,311	—	1,311
10	—	1,403	1,403	10	1,403	—	1,403

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Example #2:	The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element (“7% MGDB”) of allocating your Contract Value to Excluded Funds.

7% MGDB if 50% invested in Excluded Funds
	Covered		Excluded		Total
End of Yr	7% MGDB	AV	“7% MGDB”	AV	7% MGDB	AV	Death Benefit
0	500	500	500	500	1,000	1,000	1,000
1	535	510	535	510	1,045	1,020	1,045
2	572	490	572	490	1,062	980	1,062
3	613	520	613	520	1,133	1,040	1,133
4	655	550	655	550	1,205	1,100	1,205
5	701	450	701	450	1,151	900	1,151
6	750	525	750	525	1,275	1,050	1,275
7	803	600	803	600	1,403	1,200	1,403
8	859	750	859	750	1,609	1,500	1,609
9	919	500	919	500	1,419	1,000	1,419
10	984	300	984	300	1,284	600	1,284

7% MGDB if 0% invested in Excluded Funds				7% MGDB if 100% invested in Excluded Funds
	Covered				Excluded
End of Yr	7% MGDB	AV	Death Benefit	End of Yr	“7% MGDB”	AV	Death Benefit
0	1,000	1,000	1,000	0	1,000	1,000	1,000
1	1,070	1,020	1,070	1	1,070	1,020	1,020
2	1,145	980	1,145	2	1,145	980	980
3	1,225	1,040	1,225	3	1,225	1,040	1,040
4	1,311	1,100	1,311	4	1,311	1,100	1,100
5	1,403	900	1,403	5	1,403	900	900
6	1,501	1,050	1,501	6	1,501	1,050	1,050
7	1,606	1,200	1,606	7	1,606	1,200	1,200
8	1,718	1,500	1,718	8	1,718	1,500	1,500
9	1,838	1,000	1,838	9	1,838	1,000	1,000
10	1,967	600	1,967	10	1,967	600	600

Note:	AV are hypothetical illustrative values. Not a projection. “7% MGDB” for Excluded funds is notional. Not payable as a benefit. Death Benefit for Excluded Funds equals Accumulation Value (AV)

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Transfer from Covered Funds to Excluded Funds at the beginning of year 6
	Covered		Excluded		Total
End of Yr	7% MGDB	AV	“7% MGDB”	AV	7% MGDB	AV	Death Benefit
—	1,000	1,000	—	—	1,000	1,000	1,000
1	1,070	1,020	—	—	1,070	1,020	1,070
2	1,145	980	—	—	1,145	980	1,145
3	1,225	1,040	—	—	1,225	1,040	1,225
4	1,311	1,100	—	—	1,311	1,100	1,311
5	1,403	900	—	—	1,403	900	1,403
6	—	—	1,501	1,050	1,050	1,050	1,050
7	—	—	1,606	1,200	1,200	1,200	1,200
8	—	—	1,718	1,500	1,500	1,500	1,500
9	—	—	1,838	1,000	1,000	1,000	1,000
10	—	—	1,967	600	600	600	600

Note:   7% MGDB transferred to Excluded Funds equals the 7% MGDB in Covered Funds (or pro-rata portion thereof for partial transfer). Transfers from Special Funds to Excluded Funds work the same as Covered to Excluded (except 7% MGDB in Special Funds does not accumulate).

Transfer from Excluded Funds to Covered Funds at the beginning of year 6
	Covered		Excluded		Total
End of Yr	7% MGDB	AV	“7% MGDB”	AV	7% MGDB	AV	Death Benefit
—	—	—	1,000	1,000	1,000	1,000	1,000
1	—	—	1,070	1,020	1,020	1,020	1,020
2	—	—	1,145	980	980	980	980
3	—	—	1,225	1,040	1,040	1,040	1,040
4	—	—	1,311	1,100	1,100	1,100	1,100
5	—	—	1,403	900	900	900	900
6	963	1,050	—	—	963	1,050	1,050
7	1,030	1,200	—	—	1,030	1,200	1,200
8	1,103	1,500	—	—	1,103	1,500	1,500
9	1,180	1,000	—	—	1,180	1,000	1,180
10	1,262	600	—	—	1,262	600	1,262

Note:   7% MGDB transferred to Covered Funds is the lesser of 7% MGDB in Excluded Funds (or portion thereof for partial transfer) and AV transferred to Covered Funds. Transfers from Excluded Funds to Special Funds work the same as Excluded to Covered (except 7% MGDB in Special Funds does not accumulate).

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APPENDIX G

Minimum Guaranteed Income Benefit Calculation Examples

Example 1

Age		Contract without	Contract with
		the MGIB Rider	the MGIB Rider
55	Initial Value	$100,000	$100,000
	Accumulation Rate	0.0%	0.00%
	Rider Charge	0.0%	0.75%

65	Contract Value	$100,000	$89,167
	Contract Annuity Factor	4.71	4.71
	Monthly Income	$471.00	$419.98
	MGIB Rollup	n/a	$196,715
	MGIB Ratchet	n/a	$100,000
	MGIB Annuity Factor	n/a	4.43
	MGIB Income	n/a	$871.44

Income	$471.00	$871.44

Example 2

Age		Contract without	Contract with
		the MGIB Rider	the MGIB Rider
55	Initial Value	$100,000	$100,000
	Accumulation Rate	3.0%	3.0%
	Rider Charge	0.0%	0.75%

65	Contract Value	$134,392	$122,019
	Contract Annuity Factor	4.71	4.71
	Monthly Income	$632.98	$574.70
	MGIB Rollup	n/a	$196,715
	MGIB Ratchet	n/a	$122,019
	MGIB Annuity Factor	n/a	4.43
	MGIB Income	n/a	$871.44

Income	$632.98	$871.44

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Example 3

Age		Contract without	Contract with
		the MGIB Rider	the MGIB Rider
55	Initial Value	$100,000	$100,000
	Accumulation Rate	8.0%	8.0%
	Rider Charge	0.0%	0.75%

65	Contract Value	$215,892	$200,423
	Contract Annuity Factor	4.71	4.71
	Monthly Income	$1,016.85	$943.99
	MGIB Rollup	n/a	$196,715
	MGIB Ratchet	n/a	$200,423
	MGIB Annuity Factor	n/a	4.43
	MGIB Income	n/a	$887.87

Income	$1,016.85	$943.99

The Accumulation Rates shown under “Contract” are hypothetical and intended to illustrate various market conditions. These rates are assumed to be net of all fees and charges. Fees and charges are not assessed against the MGIB Rollup Rate.

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APPENDIX H

ING LifePay Partial Withdrawal Amount Examples

The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual Withdrawal:

Illustration 1: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal, including surrender and/or MVA charges.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $500 of surrender and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $300 of surrender and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $200 of surrender and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, then there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $7,000 ($3,000 + $500 + $1,500 + $300 + $1,500 + $200). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal ($7,000 - $5,000 = $2,000), and the amount of the current gross withdrawal ($1,500 + $200 = $1,700).

If the Account Value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 3.40% ($1,700 / $50,000) to $4,830 ((1 - 3.40%) * $5,000)

Illustration 2: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

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If the Account Value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is $49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) * $5,000)

Illustration 3: A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. On January 31, the RMD for the current calendar year applicable to this contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender and/or MVA charges. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the Maximum Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000), is the same as the Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

Illustration 4: The Reset Option is utilized.

Assume the Maximum Annual Withdrawal is $5,000 and the Maximum Annual Withdrawal percentage is 5%.

One year after the first withdrawal is taken, the contract value has increased to $120,000, and the Reset Option is utilized. The Maximum Annual Withdrawal is now $6,000 ($120,000 * 5%).

One year after the Reset Option was first utilized, the contract value has increased further to $130,000. The Reset Option is utilized again, and the Maximum Annual Withdrawal is now $6,500 ($130,000 * 5%).

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APPENDIX I

Examples of Fixed Allocation Fund Automatic Rebalancing

The following examples are designed to assist you in understanding how Fixed Allocation Fund Automatic Rebalancing works. The examples assume that there are no investment earnings or losses.

I. Subsequent Payments

A. Assume that on Day 1, an owner deposits an initial payment of $100,000, which is allocated 100% to Accepted Funds. No Fixed Allocation Fund Automatic Rebalancing would occur, because this allocation meets the required investment option allocation.

B. Assume that on Day 2, the owner deposits an additional payment of $500,000, bringing the total contract value to $600,000, and allocates this deposit 100% to Other Funds. Because the percentage allocated to the Fixed Allocations Fund (0%) is less than 20% of the total amount allocated to the Fixed Allocation Fund and the Other Funds, we will automatically reallocate $100,000 from the amount allocated to the Other Funds (20% of the $500,000 allocated to the Other Funds) to the Fixed Allocation Fund. Your ending allocations will be $100,000 to Accepted Funds, $100,000 to the Fixed Allocation Fund, and $400,000 to Other Funds.

II. Partial Withdrawals

A. Assume that on Day 1, an owner deposits an initial payment of $100,000, which is allocated 75% to Accepted Funds ($70,000), 20% to the Fixed Allocation Fund ($20,000), and 5% to Other Funds ($5,000). No Fixed Allocation Fund Automatic Rebalancing would occur, because this allocation meets the required investment option allocation.

B. Assume that on Day 2, the owner requests a partial withdrawal of $19,000 from the Fixed Allocation Fund. Because the remaining amount allocated to the Fixed Allocation Fund ($1,000) is less than 20% of the total amount allocated to the Fixed Allocation Fund and the Other Funds, we will automatically reallocate $200 from the Other Funds to the Fixed Allocation Fund, so that the amount allocated to the Fixed Allocation Fund ($1,200) is 20% of the total amount allocated to the Fixed Allocation Fund and Other Funds ($6,000).

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APPENDIX J

Minimum Guaranteed Withdrawal Benefit

(Applicable to Contracts Issued in States where ING LifePay is Not Available)

Minimum Guaranteed Withdrawal Benefit Rider (MGWB). The MGWB rider, marketed under the name, ING PrincipalGuard Withdrawal Benefit, is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments. The amount of the periodic payments is based on the amount in the MGWB Withdrawal Account. Only premiums added to your Contract during the first two-year period after your rider date are included in the MGWB Withdrawal Account. Any additional premium payments added after the second rider anniversary are not included in the MGWB Withdrawal Account. Thus, the MGWB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

The guarantee provides that, subject to the conditions described below, the amount you will receive in periodic payments is equal to your Eligible Payment Amount adjusted for any prior withdrawals. Your Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

1)	if you purchased the MGWB rider on the contract date: your premium payments received during the first two contract years;
2)

if you purchased the MGWB rider after the contract date: your contract value on the Rider Date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the Rider Date.

To maintain the guarantee, withdrawals in any contract year may not exceed 7% of your Eligible Payment Amount adjusted, as defined below. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. Please note that before Automatic Periodic Benefit status is reached, withdrawals in excess of the free withdrawal amount will be subject to surrender charges. Once your contract reaches Automatic Period Benefit Status, the periodic payments paid under the MGWB rider are not subject to surrender charges.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals and transfers between Covered and Excluded Funds. The MGWB Withdrawal Account is tracked separately for Covered and Excluded Funds. The MGWB Withdrawal Account equals the sum of (a) the MGWB Withdrawal Account allocated to Covered Funds, and (b) the lesser of (i) the MGWB Withdrawal Account allocated to Excluded Funds and (ii) the contract value in Excluded Funds. Thus, investing in the Excluded Funds may limit the MGWB Withdrawal Account. No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

The Maximum Annual Withdrawal Amount (or “MAW”) is equal to 7% of the Eligible Payment Amount. Withdrawals from Covered Funds of up to the MAW will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals from Covered Funds greater than the MAW will cause a reduction in the MGWB Withdrawal Account allocated to Covered Funds by the proportion that the excess withdrawal bears to the remaining contract value in Covered Funds after the withdrawal of the MAW. All withdrawals from Excluded Funds will reduce the value of the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds.

Any withdrawals greater than the MAW will also cause a reduction in the Eligible Payment Amount by the proportion that the excess portion of the withdrawal bears to the contract value remaining after withdrawal of the MAW at the time of the withdrawal. Please see Appendix K, MGWB Excess Withdrawal Amount Examples.

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Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account by the dollar amount of the payments. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds and the net contract value transferred.

You should not make any withdrawals if you wish to retain the option to elect the Step-Up Benefit (see below).

The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

Guaranteed Withdrawal Status. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See “Withdrawals.” However, making any withdrawals in any year greater than the MAW will reduce the Eligible Payment Amount and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

1)	your contract value is greater than zero;
2)	your MGWB Withdrawal Account is greater than zero;
3)	you have not reached your latest allowable annuity start date;
4)	you have not elected to annuitize your Contract; and
5)	you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

Automatic Periodic Benefit Status. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

1)	your MGWB Withdrawal Account is greater than zero;
2)	you have not reached your latest allowable annuity start date;
3)	you have not elected to annuitize your Contract; and
4)	you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary until the earliest of (i) your Contract’s latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or the MAW. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner’s death.

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On the Contract’s latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

Reset Option. Beginning on the fifth contract anniversary following the Rider Date, if the contract value is greater than the MGWB Withdrawal Account, you may choose to reset the MGWB Rider. The effect will be to terminate the existing MGWB Rider and add a new MGWB Rider (“New Rider”). The MGWB Withdrawal Account under the New Rider will equal the contract value on the date the New Rider is effective. The charge for the MGWB under the New Rider and any right to reset again will be based on the terms of the New Rider when it is issued. We reserve the right to limit the reset election to contract anniversaries only. If you elect the Reset Option, the Step-Up benefit is not available.

Step-Up Benefit. If the Rider Date is the same as the Contract Date, beginning on the fifth contract anniversary following the Rider Date, if you have not made any previous withdrawals, you may elect to increase the MGWB Withdrawal Account, the adjusted Eligible Payment Amount and the MAW by a factor of 20%. This option is available whether or not the contract value is greater than the MGWB Withdrawal Account. If you elect the Step-Up Benefit:

1)	we reserve the right to increase the charge for the MGWB Rider up to a maximum annual charge of 1.00% of contract value;
2)	you must wait at least five years from the Step-Up date to elect the Reset Option.

The Step-Up Benefit may be elected only one time under the MGWB Rider. We reserve the right to limit the election of the Step-Up Benefit to contract anniversaries only. Please note that if you have a third party investment advisor who charges a separate advisory fee, and you have chosen to use withdrawals from your contract to pay this fee, these will be treated as any other withdrawals, and the Step-Up Benefit will not be available.

Death of Owner.

Before Automatic Periodic Benefit Status. The MGWB rider terminates on the first owner’s date of death (death of annuitant, if there is a non-natural owner), but the death benefit is payable. However, if the beneficiary is the owner’s spouse, the spouse elects to continue the Contract, and the contract value steps up to the minimum guaranteed death benefit, the MGWB Withdrawal Account and MAW are also reset. The MGWB charge will continue at the existing rate. Reset upon spousal continuation does not affect any then existing Reset Option.

During Automatic Periodic Benefit Status. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

Purchase. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased on the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

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Minimum Guaranteed Withdrawal Benefit rider1:

As an Annual Charge	As a Quarterly Charge	Maximum Annual Charge if Step-Up Benefit Elected[2]
0.45% of contract value	0.12% of contract value	1.00% of contract value

[1]

We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

[2]

If you elect the Step-Up Benefit, we reserve the right to increase the charge for the MGWB to a maximum annual charge of 1.00% of contract value. Please see “Minimum Guarantee Withdrawal Benefit Step-Up Benefit, above.”

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APPENDIX K

MGWB Excess Withdrawal Amount Examples

(Applicable to Contracts Issued in States where ING LifePay is Not Available)

The following are examples of adjustments to the MGWB Withdrawal Account and the Maximum Annual Withdrawal Amount for Transfers and Withdrawals in Excess of the Maximum Annual Withdrawal Amount (“Excess Withdrawals Amount”):

Example #1: Owner has invested only in Covered Funds

Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Covered Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

The new CV is $90,000 ($100,000 - $10,000).
The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

The Covered Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the MAW to $113,000 ($120,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $109,354.84 ($113,000 * (1 - $3,000 / $93,000)).

The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Example #2: Owner has invested only in Excluded Funds

Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Excluded Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

The new CV is $90,000 ($100,000 - $10,000).
The Excess Withdrawal Amount is $3,000 ($10,000 - $7.000).

The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the entire amount withdrawn to the CV (before the withdrawal) to $108,000 ($120,000 * (1 - $10,000 / $100,000)).

The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000/$93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

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Example #3: Owner has invested in both Covered and Excluded Funds

Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $45,000, and a withdrawal is made of $10,000 ($8,000 from Covered Funds and $2,000 from Excluded Funds).

The new CV for Covered Funds is $52,000 ($60,000 - $8,000), and the new CV for Excluded Funds is $38,000 ($40,000 - $2,000).

The Covered Withdrawal Account is first reduced dollar-for-dollar by the lesser of the MAW ($7,000) and the amount withdrawn from Covered Funds ($8,000) to $68,000 ($75,000 - $7,000), and is then reduced pro-rata based on the ratio of any Excess Withdrawal Amount from Covered Funds to the CV in Covered Funds (after being reduced for the withdrawal up to the MAW) to $66,716.98 ($68,000 * (1 – $1,000 / $53,000).

The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount withdrawn from Excluded Funds to the CV in Excluded Funds (prior to the withdrawal) to $42,750 ($45,000 * (1 - $2,000 / $40,000)).

The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Example #4: Owner transfers funds from Excluded Funds to Covered Funds

Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $45,000, and a transfer is made of $10,000 from Excluded Funds to Covered Funds.

The new CV for Covered Funds is $70,000 ($60,000 + $10,000), and the new CV for Excluded Funds is $30,000 ($40,000 - $10,000).

The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from Excluded Funds to the CV in Excluded Funds (prior to the transfer) to $33,750 ($45,000 * (1 - $10,000 / $40,000)).

The Covered Withdrawal Account is increased by the lesser of the reduction of the Excluded Withdrawal Account of $11,250 ($45,000 - $33,750) and the actual amount transferred of $10,000. Thus, the Covered Withdrawal Account is increased to $85,000 ($75,000 + $10,000).

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Example #5: Owner transfers funds from Covered Funds to Excluded Funds

Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $45,000, and a transfer is made of $10,000 from Covered Funds to Excluded Funds.

The new CV for Covered Funds is $50,000 ($60,000 - $10,000), and the new CV for Excluded Funds is $50,000 ($40,000 + $10,000).

The Covered Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from Covered Funds to the CV in Covered Funds (prior to the transfer) to $62,500 ($75,000 * (1 - $10,000 / $60,000)).

The Excluded Withdrawal Account is increased by the reduction of the Covered Withdrawal Account of $12,500 ($75,000 - $62,500) to $57,500 ($45,000 + $12,500).

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ING USA Annuity and Life Insurance Company

ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.

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